UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7608
                                                     ---------------------

               Nuveen North Carolina Premium Income Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report
 November 30, 2007

Nuveen Investments
Municipal Closed-End Funds

Photo of: Small child

                              NUVEEN GEORGIA
                              PREMIUM INCOME
                              MUNICIPAL FUND
                              NPG

                              NUVEEN GEORGIA
                              DIVIDEND ADVANTAGE
                              MUNICIPAL FUND
                              NZX

                              NUVEEN GEORGIA
                              DIVIDEND ADVANTAGE
                              MUNICIPAL FUND 2
                              NKG

                              NUVEEN NORTH
                              CAROLINA PREMIUM
                              INCOME
                              MUNICIPAL FUND
                              NNC

                              NUVEEN NORTH
                              CAROLINA DIVIDEND
                              ADVANTAGE
                              MUNICIPAL FUND
                              NRB

                              NUVEEN NORTH
                              CAROLINA DIVIDEND
                              ADVANTAGE
                              MUNICIPAL FUND 2
                              NNO

                              NUVEEN NORTH
                              CAROLINA DIVIDEND
                              ADVANTAGE
                              MUNICIPAL FUND 3
                              NII

It's not what you earn, it's what you keep.(R)

Logo: NUVEEN Investments

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

Chairman's
LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger

Chairman of the Board

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

I also wanted to update you on some important news about Nuveen Investments. The firm recently was acquired by a group led by Madison Dearborn Partners, LLC. While this affected the corporate structure of Nuveen Investments, it has no impact on the investment objectives, portfolio management strategies or dividend policy of your Fund.

With the recent volatility in the stock market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
January 15, 2008

Portfolio Manager's COMMENTS

Nuveen Investments Municipal Closed-End Funds

NPG, NZX, NKG, NNC,
NRB, NNO, NII



Portfolio manager Daniel Close discusses key investment strategies and the six-month performance of the Nuveen Georgia and North Carolina Funds. Dan, who joined Nuveen in 2000, assumed portfolio management responsibility for these seven Funds in March 2007.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE GEORGIA AND NORTH CAROLINA FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED NOVEMBER 30, 2007?

Over the course of this period, we saw the municipal yield curve steepen, as interest rates at the short end of the yield curve declined and longer-term rates generally rose. In this environment, our investment strategies continued to focus on finding relative value. We looked for undervalued sectors and credits with the potential to perform well over the long term. The majority of our purchases were attractively-priced bonds in the intermediate to long part of the yield curve. These purchases helped to offset the shortening of the Funds' portfolio duration1 due to bond calls and the natural tendency of bond durations to shorten as time passes.

Many of our purchases focused on essential services bonds (bonds issued to fund, for example, roads, schools and water and sewer projects). All three of the Georgia Funds added general obligation, education and water and sewer bonds as well as housing credits and tax increment financing (TIF) district issues, which are used to fund redevelopment and community improvement projects. In the North Carolina Funds, we added several tax-appropriation certificates of participation
(COPs), a financing arrangement that entitles the certificate holder to receive a share of a project's lease revenues. When the liquidity crisis in August led the market to discount lower-quality and higher-yielding bonds, we took advantage of good opportunities to add lower-rated hospitals to the Georgia and North Carolina Funds.

To help generate cash for purchases and move the Funds' durations closer to our strategic range, we selectively sold holdings with shorter durations. Selling shorter duration bonds and reinvesting further out on the yield curve also helped to improve the Funds' overall call protection profile. NZX and NKG also sold positions in pollution control revenue bonds issued by DeKalb County for General Motors. These holdings, which had represented approximately 1.5% of each of these Funds, were sold in late July. In the North Carolina Funds, we took advantage of strong bids to sell sub-5% coupon bonds that were attractive to the retail market.

We continued to emphasize a disciplined approach to duration management. As part of our duration strategies, we used inverse floating rate securities,2 a type of derivative




Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during the reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.

financial instrument, in all four of the North Carolina Funds. The inverse floaters had the dual benefit of bringing the durations of these Funds closer to our strategic target and enhancing their income-generation capabilities. Going into this period, both NZX and NRB used forward interest rate swaps, another type of derivative instrument. The goal of this strategy was to help us manage net asset value (NAV) volatility without having a negative impact on the Funds' income streams or common share dividends over the short term. The returns of NPG, NZX, NNC, NRB, NNO and NII were positively impacted by their use of leverage, while NKG was negatively impacted. The interest rate swaps on NRB were removed shortly after the beginning of this reporting period, while the swaps in NZX remained in place as of November 30, 2007.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen Georgia and North Carolina Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Total Returns on Net Asset Value*
For periods ended 11/30/07

                              6-Month       1-Year       5-Year      10-Year
Georgia Funds
NPG                             2.50%        1.51%        5.87%        5.97%
NZX                             3.35%        2.78%        6.30%         NA
NKG                             1.37%        0.94%        5.94%         NA

North Carolina Funds
NNC                             1.80%        0.86%        5.39%        5.84%
NRB                             2.49%        1.90%        6.11%         NA
NNO                             2.43%        1.60%        6.02%         NA
NII                             2.25%        1.80%        6.05%         NA

Lehman Brothers
Municipal Bond Index3           2.40%        2.71%        4.68%        5.30%

Lipper Other States
Municipal Debt Funds
Average4                        1.10%        0.46%        5.91%        5.75%


For the six months ended November 30, 2007, the cumulative returns on NAV for NPG, NZX, NRB and NNO exceeded the return on the national Lehman Brothers Municipal Bond Index, while NKG, NNC and NII underperformed this measure. All seven of these Funds outperformed the average return for the Lipper Other States Municipal Debt Funds Average. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Average represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.


*Six-month returns are cumulative. One-year, five-year and ten- year returns are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


3 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

4 The Lipper Other States Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 46 funds; 1 year, 46 funds; 5 years, 46 funds; and 10 years, 18 funds. The performance of the Lipper Other States Municipal Debt Funds Average represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions. Fund and Lipper returns assume reinvestment of dividends.

As previously noted, one of the factors in the six-month performance of these Funds, especially relative to that of the unleveraged Lehman Brothers Municipal Bond Index, was the use of financial leverage. Although leveraging provides opportunities for additional income and total returns for common shareholders, it can also expose shareholders to additional risk. With the fluctuations in yields on longer municipal bonds and other market variations during this period, the impact of valuation changes in the Funds' holdings--both positive and negative--was magnified by the use of leverage.

Other major factors that influenced the Funds' returns included yield curve and duration positioning, the use of derivatives, sector allocations and credit exposure.

During this six-month period, bonds in the Lehman Brothers Municipal Bond Index with maturities between two and twelve years, especially those maturing in approximately six to eight years, benefited the most from changes in the interest rate environment. As a result, these bonds generally outperformed credits with longer maturities, while bonds having the longest maturities (22 years and longer) posted the worst returns. Although the Funds were underexposed to the outperforming shorter maturity categories, this was generally offset by their heavier weightings in the intermediate part of the curve, which performed well and lower allocations to the underperforming long part of the curve. The Funds' duration and yield curve positioning was a net positive for performance.

The forward interest rate swaps in place in NZX throughout this period also had a positive impact on the return performance of this Fund. These derivative financial instruments provided exposure to taxable markets during a period when, in contrast to historical trends, the Treasury market and the municipal market moved in the opposite directions. As municipal market performance lagged the significant gains made by Treasuries, the forward interest rate swaps performed very well.

Sectors of the market that generally made positive contributions to the Funds' performances included water and sewer, transportation, education and utilities. General obligation credits and pre-refunded bonds, especially those that were advance refunded5 before longer municipal interest rates began to rise in mid-2007, also performed very well. All seven of these Funds saw positive contributions from advance refunding activity, which benefited the Funds through price appreciation and enhanced credit quality. This was especially true in NZX, which--in dollar terms--had the most holdings advance refunded, while NKG and NNC had the lowest weightings of pre-refunded bonds among these Funds.

On the other hand, bonds that carried any credit risk, regardless of sector, generally tended to perform poorly. Revenue bonds as a whole, and specifically the industrial development and health care sectors that had ranked among the top performers in the Lehman Brothers Municipal Bond Index over the past few years underperformed the general municipal market. Bonds backed by the 1998 master tobacco settlement agreement also posted poor returns, due to the overall lower credit quality of the



5 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

tobacco sector as well as the ample supply of these bonds. The performance of the North Carolina Funds was also hurt by their positions in housing bonds.

As interest rates on longer municipal bonds rose and credit spreads widened, lower credit quality bonds also generally underperformed the municipal market as a whole for the first time in several years. As of November 30, 2007, the Georgia Funds had weightings of bonds rated BBB or lower and non-rated bonds ranging from approximately 10% in NPG and NZX to 11% in NKG, while the North Carolina Funds' allocations totaled approximately 4% in NII, 5% in NNC and NNO, and 6% in NRB.

Another factor that had a negative impact on the Georgia Funds' performance was their small position (approximately 2% in NKG and just over 1% in NPG and NZX) in bonds backed by Radian Asset Assurance (Radian), a municipal bond guarantor. As concern increased about the company's balance sheet, prices on bonds insured by Radian declined to levels close to what one would expect for uninsured bonds from the underlying municipal issuers, detracting from the performance of the Georgia Funds. The North Carolina Funds did not have any holdings of Radian insured bonds. It is important to note that none of these Nuveen Municipal Closed-End Funds had direct exposure to the collateralized debt products that were at the center of the recent liquidity crisis.

RECENT MARKET EVENTS

Many of the municipal bonds in the portfolios are covered by policies of insurance, issued by one of several municipal bond insurers, under which the insurer guarantees the timely payment of interest and principal on the bonds. Certain of those insurers, including AMBAC, MBIA and FGIC, historically rated AAA (the highest grade), also insure investment vehicles representing interests in subprime mortgages, which suffered severe credit deterioration during the semi-annual period covered by this report. The defaults and/or credit deterioration of the subprime mortgage investments they insured have caused losses to the insurers, which has reduced the insurers' capital and called into question the insurers' continued ability to pay interest and principal on insured bonds for the life of those bonds. One rating agency has already reduced the rating for AMBAC-insured bonds to AA, and other rating agencies may follow, and this rating may fall even further. While the major rating agencies continue to give the other affected insurers their highest rating, as of the date this report was written one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions in the future. The value of the insurance associated with bonds held by the Funds in this report (a component of the value of the bond/insurance combination) generally declined during and after the reporting period, and further credit deterioration or rating downgrades of the insurers could cause further declines in the value of the insurance component of an insured bond, although it has not and should not affect the creditworthiness of the municipal issuer of, and the uninsured value of, the underlying bond.

Dividend and Share Price
                 INFORMATION


As previously noted, these seven Funds use leverage to potentially enhance opportunities for additional income for common shareholders. The Funds' use of this strategy continued to provide incremental income, although the extent of this benefit was somewhat reduced by short-term interest rates that remained relatively high during most of this period. This, in turn, kept the Funds' borrowing costs high. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds currently available in the market, which generally offered lower yields during much of this period. The combination of these factors resulted in one monthly dividend reduction in NPG, NZX, NRB and NNO over the six-month period ended November 30, 2007. In NKG, we were able to increase the dividend effective August 2007, while the dividends of NNC and NII remained stable throughout this reporting period.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2007, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and negative UNII balances for financial statement purposes.

As of November 30, 2007, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             11/30/07         Six-Month Average
                             Discount          Premium/Discount

NPG                           -12.67%                    -4.75%
NZX                            -8.51%                    +2.35%
NKG                            -8.11%                    -4.43%
NNC                           -11.66%                    -3.50%
NRB                            -4.73%                    +4.36%
NNO                           -10.07%                    -0.84%
NII                            -8.07%                    -1.09%

NPG
Performance
OVERVIEW

Nuveen Georgia
Premium Income
Municipal Fund

                                                         as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       77%
AA                                9%
A                                 4%
BBB                               9%
BB or Lower                       1%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-2007
Dec                           0.0555
Jan                           0.0555
Feb                           0.0555
Mar                            0.053
Apr                            0.053
May                            0.053
Jun                            0.053
Jul                            0.053
Aug                            0.053
Sep                             0.05
Oct                             0.05
Nov                             0.05

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      14.45
                              14.48
                              14.41
                              14.39
                              14.5601
                              14.76
                              14.68
                              14.88
                              14.75
                              14.75
                              14.73
                              14.7
                              14.54
                              14.59
                              14.64
                              14.31
                              14.4
                              14.32
                              14.19
                              14.25
                              14.32
                              14.34
                              14.39
                              14.24
                              14.29
                              14.2
                              14.03
                              13.9
                              13.55
                              13.69
                              13.58
                              13.5599
                              13.51
                              13.55
                              13.25
                              13.646
                              13.38
                              13.262
                              13.25
                              13.31
                              13.48
                              13.51
                              13.25
                              13.31
                              13.34
                              13.15
                              13.1
                              13.22
                              13.1499
                              12.9
                              12.5001
                              12.61
11/30/07                      12.75


Fund Snapshot
------------------------------------
Common Share Price            $12.75
------------------------------------
Common Share
Net Asset Value               $14.60
------------------------------------
Premium/(Discount) to NAV    -12.67%
------------------------------------
Market Yield                   4.71%
------------------------------------
Taxable-Equivalent Yield2      6.96%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $55,550
------------------------------------
Average Effective Maturity
on Securities (Years)          15.78
------------------------------------
Leverage-Adjusted Duration      8.85
------------------------------------

Average Annual Total Return
(Inception 5/20/93)
------------------------------------
           On Share Price    On NAV
------------------------------------
6-Month
(Cumulative)   -7.59%         2.50%
------------------------------------
1-Year         -7.46%         1.51%
------------------------------------
5-Year          0.76%         5.87%
------------------------------------
10-Year         4.36%         5.97%
------------------------------------

Industries
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         19.6%
------------------------------------
U.S. Guaranteed                16.9%
------------------------------------
Health Care                    16.7%
------------------------------------
Tax Obligation/General         11.0%
------------------------------------
Education and Civic
   Organizations               10.8%
------------------------------------
Water and Sewer                 8.5%
------------------------------------
Utilities                       7.3%
------------------------------------
Other                           9.2%
------------------------------------


1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NZX
Performance
OVERVIEW

Nuveen Georgia
Dividend Advantage
Municipal Fund
                                                         as of November 30, 2007


Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       78%
AA                                7%
A                                 5%
BBB                               6%
BB or Lower                       1%
N/R                               3%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-2007
Dec                           0.0625
Jan                           0.0625
Feb                           0.0625
Mar                             0.06
Apr                             0.06
May                             0.06
Jun                            0.057
Jul                            0.057
Aug                            0.057
Sep                            0.054
Oct                            0.054
Nov                            0.054

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      16.14
                              16.99
                              16.5
                              16.8
                              16.95
                              16.55
                              17.14
                              16.99
                              16.1
                              16.3801
                              16.59
                              16.3
                              16.08
                              16.64
                              15.94
                              15.36
                              15.39
                              16.04
                              15.7
                              15.45
                              15.67
                              15.55
                              16.1
                              15.85
                              16.0801
                              15.91
                              15.53
                              15.35
                              15
                              14.9
                              14.73
                              14.43
                              14.15
                              14.1
                              14.18
                              14.06
                              14.04
                              13.75
                              14.24
                              14.31
                              14.17
                              14.2
                              13.77
                              14.1
                              13.99
                              13.9
                              14.22
                              14
                              13.81
                              13.43
                              13.22
                              13.3001
11/30/07                      13.54

Fund Snapshot
------------------------------------
Common Share Price            $13.54
------------------------------------
Common Share
Net Asset Value               $14.80
------------------------------------
Premium/(Discount) to NAV     -8.51%
------------------------------------
Market Yield                   4.79%
------------------------------------
Taxable-Equivalent Yield2      7.08%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $29,148
------------------------------------
Average Effective Maturity
on Securities (Years)          13.60
------------------------------------
Leverage-Adjusted Duration      9.59
------------------------------------

Average Annual Total Return
(Inception 9/25/01)
------------------------------------
           On Share Price    On NAV
------------------------------------
6-Month
(Cumulative)  -13.35%         3.35%
------------------------------------
1-Year        -12.66%         2.78%
------------------------------------
5-Year          3.81%         6.30%
------------------------------------
Since
Inception       3.82%         6.29%
------------------------------------

Industries
(as a % of total investments)
------------------------------------
U.S. Guaranteed                23.3%
------------------------------------
Health Care                    16.4%
------------------------------------
Education and Civic
   Organizations               16.4%
------------------------------------
Water and Sewer                10.4%
------------------------------------
Housing/Single Family           8.3%
------------------------------------
Tax Obligation/General          7.1%
------------------------------------
Tax Obligation/Limited          4.9%
------------------------------------
Other                          13.2%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NKG
Performance
OVERVIEW

Nuveen Georgia
Dividend Advantage
Municipal Fund 2
                                                         as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       78%
AA                                9%
A                                 2%
BBB                               9%
N/R                               2%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-2007
Dec                            0.053
Jan                            0.053
Feb                            0.053
Mar                            0.053
Apr                            0.053
May                            0.053
Jun                            0.053
Jul                            0.053
Aug                           0.0545
Sep                           0.0545
Oct                           0.0545
Nov                           0.0545

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                    13.8909
                              13.92
                              13.86
                              13.61
                              14.03
                              14.04
                              14.11
                              14.01
                              14.39
                              14.18
                              14.15
                              13.88
                              13.9
                              14.09
                              14.44
                              14.11
                              14.23
                              14.26
                              14.36
                              14.35
                              14.51
                              14.54
                              14.4
                              14.26
                              14.51
                              14.15
                              14.5
                              14
                              13.64
                              13.6
                              13.79
                              13.6299
                              13.25
                              13.35
                              13.52
                              13.22
                              13.24
                              13.05
                              13.19
                              13.43
                              13.6
                              13.31
                              13.45
                              13.45
                              13.4
                              13.5
                              13.5
                              13.67
                              13.4899
                              13.11
                              13.05
                              12.99
11/30/07                      13.15

Fund Snapshot
------------------------------------
Common Share Price            $13.15
------------------------------------
Common Share
Net Asset Value               $14.31
------------------------------------
Premium/(Discount) to NAV      -8.11
------------------------------------
Market Yield                   4.97%
------------------------------------
Taxable-Equivalent Yield2      7.34%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $65,146
------------------------------------
Average Effective Maturity
on Securities (Years)          16.82
------------------------------------
Leverage-Adjusted Duration      8.78
------------------------------------

Average Annual Total Return
(Inception 9/25/02)
------------------------------------
           On Share Price    On NAV
------------------------------------
6-Month
(Cumulative)   -7.10%         1.37%
------------------------------------
1-Year         -0.19%         0.94%
------------------------------------
5-Year          3.49%         5.94%
------------------------------------
Since
Inception       2.65%         5.09%
------------------------------------

Industries
(as a % of total investments)
------------------------------------
Water and Sewer                16.6%
------------------------------------
Health Care                    15.9%
------------------------------------
Tax Obligation/Limited         13.4%
------------------------------------
Education and Civic
   Organizations               12.7%
------------------------------------
Tax Obligation/General         12.1%
------------------------------------
U.S. Guaranteed                 9.6%
------------------------------------
Transportation                  3.9%
------------------------------------
Utilities                       3.2%
------------------------------------
Other                          12.6%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NNC
Performance
OVERVIEW

Nuveen North Carolina
Premium Income
Municipal Fund
                                                         as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       57%
AA                               26%
A                                12%
BBB                               4%
N/R                               1%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-20073
Dec                           0.0545
Jan                           0.0545
Feb                           0.0545
Mar                            0.052
Apr                            0.052
May                            0.052
Jun                            0.049
Jul                            0.049
Aug                            0.049
Sep                            0.049
Oct                            0.049
Nov                            0.049


Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      14.7
                              14.65
                              14.26
                              14.24
                              14.35
                              14.5
                              14.38
                              14.33
                              14.29
                              14.2101
                              14.31
                              14.3
                              14.26
                              14.7
                              14.42
                              14.26
                              14.59
                              14.45
                              14.56
                              14.44
                              14.25
                              14.35
                              14.44
                              14.56
                              14.4
                              14.29
                              14.37
                              14.33
                              14.2301
                              13.95
                              13.92
                              13.83
                              13.65
                              13.47
                              13.26
                              13.3
                              13.07
                              12.82
                              12.9692
                              13.15
                              13.62
                              13.5
                              13.22
                              13.28
                              13.15
                              13.15
                              13.17
                              13.12
                              13.12
                              12.92
                              12.91
                              12.79
11/30/07                      12.65


Fund Snapshot
------------------------------------
Common Share Price            $12.65
------------------------------------
Common Share
Net Asset Value               $14.32
------------------------------------
Premium/(Discount) to NAV    -11.66%
------------------------------------
Market Yield                   4.65%
------------------------------------
Taxable-Equivalent Yield2      7.02%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $90,959
------------------------------------
Average Effective Maturity
on Securities (Years)          15.68
------------------------------------
Leverage-Adjusted Duration      8.39
------------------------------------

Average Annual Total Return
(Inception 5/20/93)
------------------------------------
           On Share Price    On NAV
------------------------------------
6-Month
(Cumulative)   -9.57%         1.80%
------------------------------------
1-Year         -9.85%         0.86%
------------------------------------
5-Year          1.51%         5.39%
------------------------------------
10-Year         4.01%         5.84%
------------------------------------

Industries
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.7%
------------------------------------
Health Care                    16.3%
------------------------------------
Education and Civic
   Organizations               15.6%
------------------------------------
U.S. Guaranteed                 9.4%
------------------------------------
Utilities                       8.4%
------------------------------------
Tax Obligation/General          7.3%
------------------------------------
Housing/Single Family           5.4%
------------------------------------
Other                          14.9%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders capital gains distributions in December 2006 of $0.0141 per share.

NRB
Performance
OVERVIEW

Nuveen North Carolina
Dividend Advantage
Municipal Fund
                                                         as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       64%
AA                               21%
A                                 9%
BBB                               4%
N/R                               2%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-20073
Dec                           0.0635
Jan                           0.0635
Feb                           0.0635
Mar                           0.0635
Apr                           0.0635
May                           0.0635
Jun                             0.06
Jul                             0.06
Aug                             0.06
Sep                            0.057
Oct                            0.057
Nov                            0.057

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      15.97
                              15.62
                              15.8
                              15.59
                              15.4806
                              15.36
                              15.2501
                              15.36
                              15.45
                              15.6
                              16.1
                              16.28
                              16.16
                              16.42
                              16.17
                              16.49
                              15.9699
                              16.5
                              16.23
                              16.54
                              16.25
                              16.27
                              16.78
                              16.81
                              16.8
                              16.36
                              16.51
                              15.93
                              15.42
                              15.3
                              15.36
                              15.4
                              15.05
                              15.45
                              15.1
                              15.42
                              15.3
                              15.0799
                              15.15
                              15.14
                              14.93
                              14.48
                              14.5
                              14.96
                              14.56
                              14.44
                              14.3
                              14.39
                              14.27
                              14.03
                              13.79
                              13.52
11/30/07                    14.0899

Fund Snapshot
------------------------------------
Common Share Price            $14.09
------------------------------------
Common Share
Net Asset Value               $14.79
------------------------------------
Premium/(Discount) to NAV     -4.73%
------------------------------------
Market Yield                   4.85%
------------------------------------
Taxable-Equivalent Yield2      7.33%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $33,475
------------------------------------
Average Effective Maturity
on Securities (Years)          13.93
------------------------------------
Leverage-Adjusted Duration      8.13
------------------------------------

Average Annual Total Return
(Inception 1/25/01)
------------------------------------
           On Share Price    On NAV
------------------------------------
6-Month
(Cumulative)  -12.20%         2.49%
------------------------------------
1-Year         -5.45%         1.90%
------------------------------------
5-Year          3.81%         6.11%
------------------------------------
Since
Inception       4.67%         6.47%
------------------------------------

Industries
(as a % of total investments)
------------------------------------
Water and Sewer                22.4%
------------------------------------
Tax Obligation/Limited         14.9%
------------------------------------
Utilities                      13.4%
------------------------------------
Health Care                    12.2%
------------------------------------
Education and Civic
   Organizations               11.6%
------------------------------------
U.S. Guaranteed                10.2%
------------------------------------
Tax Obligation/General          5.7%
------------------------------------
Other                           9.6%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0521 per share.

NNO
Performance
OVERVIEW

Nuveen North Carolina
Dividend Advantage
Municipal Fund 2
                                                         as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S.
Guaranteed                       69%
AA                               15%
A                                11%
BBB                               3%
N/R                               2%

Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-20073
Dec                            0.058
Jan                            0.058
Feb                            0.058
Mar                            0.058
Apr                            0.058
May                            0.058
Jun                            0.055
Jul                            0.055
Aug                            0.055
Sep                            0.055
Oct                           0.0515
Nov                           0.0515

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      14.95
                              14.88
                              14.7
                              14.77
                              14.87
                              14.81
                              14.6799
                              14.94
                              14.93
                              15.05
                              15.05
                              14.81
                              14.85
                              15.07
                              15.041
                              15.3
                              15.44
                              15.81
                              15.57
                              15.55
                              15.8
                              15.16
                              15.35
                              15.2
                              15.2
                              15.2
                              15.55
                              15.55
                              14.91
                              14.55
                              14.5499
                              14.37
                              14.63
                              14.65
                              14.6
                              14.7
                              14.31
                              13.9
                              14.11
                              14
                              14.25
                              14.5
                              13.98
                              14.43
                              13.7775
                              13.86
                              13.74
                              13.9
                              13.8
                              13.5
                              13.26
                              13.15
11/30/07                      13.3

Fund Snapshot
------------------------------------
Common Share Price            $13.30
------------------------------------
Common Share
Net Asset Value               $14.79
------------------------------------
Premium/(Discount) to NAV    -10.07%
------------------------------------
Market Yield                   4.65%
------------------------------------
Taxable-Equivalent Yield2      7.02%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $55,470
------------------------------------
Average Effective Maturity
on Securities (Years)          13.50
------------------------------------
Leverage-Adjusted Duration      8.10
------------------------------------

Average Annual Total Return
(Inception 11/15/01)
------------------------------------
           On Share Price    On NAV
------------------------------------
6-Month
(Cumulative)  -12.21%         2.43%
------------------------------------
1-Year         -6.40%         1.60%
------------------------------------
5-Year          3.47%         6.02%
------------------------------------
Since
Inception       3.60%         6.34%
------------------------------------

Industries
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         21.9%
------------------------------------
Health Care                    15.4%
------------------------------------
Water and Sewer                13.2%
------------------------------------
Education and Civic
   Organizations               10.2%
------------------------------------
Transportation                 10.2%
------------------------------------
U.S. Guaranteed                 9.8%
------------------------------------
Utilities                       8.7%
------------------------------------
Other                          10.6%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0491 per share.

NII
Performance
OVERVIEW

Nuveen North Carolina
Dividend Advantage
Municipal Fund 3
                                                         as of November 30, 2007

Pie Chart:
Credit Quality (as a % of total investments)1
AAA/U.S
Guaranteed                       81%
AA                               12%
A                                 3%
BBB                               3%
N/R                               1%


Bar Chart:
Monthly Tax-Free Dividends Per Share -- 2006-2007
Dec                           0.0545
Jan                           0.0545
Feb                           0.0545
Mar                           0.0545
Apr                           0.0545
May                           0.0545
Jun                           0.0545
Jul                           0.0545
Aug                           0.0545
Sep                           0.0545
Oct                           0.0545
Nov                           0.0545

Line Chart:
Share Price Performance -- Weekly Closing Price
12/01/06                      14.2401
                              14.49
                              14.14
                              13.99
                              14.05
                              14.3799
                              14.2
                              14.21
                              14.23
                              14.24
                              14.36
                              14.24
                              14.1801
                              14.48
                              14.35
                              14.28
                              14.77
                              14.78
                              15
                              14.68
                              15.2
                              14.65
                              14.94
                              14.81
                              14.8
                              14.6
                              14.8
                              14.42
                              14.35
                              14.31
                              14.26
                              14.3101
                              14.26
                              14.11
                              14.1
                              14.35
                              14.15
                              13.95
                              13.73
                              14.05
                              13.9
                              14
                              13.71
                              14.2
                              14.08
                              13.8199
                              13.8299
                              13.8
                              13.73
                              14
                              12.95
                              12.898
11/30/07                      13.21


Fund Snapshot
------------------------------------
Common Share Price            $13.21
------------------------------------
Common Share
Net Asset Value               $14.37
------------------------------------
Premium/(Discount) to NAV     -8.07%
------------------------------------
Market Yield                   4.95%
------------------------------------
Taxable-Equivalent Yield2      7.48%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $56,518
------------------------------------
Average Effective Maturity
on Securities (Years)          14.26
------------------------------------
Leverage-Adjusted Duration      7.75
------------------------------------

Average Annual Total Return
(Inception 9/25/02)
------------------------------------
           On Share Price    On NAV
------------------------------------
6-Month
(Cumulative)   -7.64%         2.25%
------------------------------------
1-Year         -2.59%         1.80%
------------------------------------
5-Year          3.12%         6.05%
------------------------------------
Since
Inception       2.56%         5.23%
------------------------------------

Industries
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         20.8%
------------------------------------
Water and Sewer                20.3%
------------------------------------
Tax Obligation/General         13.6%
------------------------------------
U.S. Guaranteed                13.4%
------------------------------------
Utilities                      10.1%
------------------------------------
Health Care                     6.0%
------------------------------------
Transportation                  5.8%
------------------------------------
Other                          10.0%
------------------------------------

1 The percentage of AAA ratings shown in the foregoing chart reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the portfolio rated AAA from the percentage shown in the foregoing chart.

2 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

NPG
NZX
NKG

Shareholder MEETING REPORT

The annual meeting of shareholders was held in the offices of Nuveen Investments on October 12, 2007.

                                                 NPG                               NZX                               NKG
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT
MANAGEMENT AGREEMENT:
                                       Common and                        Common and                        Common and
                                    MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred
                                    shares voting  shares voting      shares voting  shares voting      shares voting  shares voting
                                         together       together           together       together           together       together
                                       as a class     as a class         as a class     as a class         as a class     as a class
====================================================================================================================================
   For                                  2,030,867             --          1,018,900             --          2,505,067             --
   Against                                 76,933             --             21,811             --             97,342             --
   Abstain                                 71,215             --             18,036             --             49,161             --
   Broker Non-Votes                       532,732             --            367,292             --            900,680             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                2,711,747             --          1,426,039             --          3,552,250             --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

William J. Schneider
   For                                         --            865                 --            511                 --          1,257
   Withhold                                    --             --                 --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --            865                 --            511                 --          1,257
====================================================================================================================================

Timothy R. Schwertfeger
   For                                         --            865                 --            511                 --          1,257
   Withhold                                    --             --                 --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --            865                 --            511                 --          1,257
====================================================================================================================================

Judith M. Stockdale
   For                                  2,629,503             --          1,374,125             --          3,472,440             --
   Withhold                                82,244             --             51,914             --             79,810             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                2,711,747             --          1,426,039             --          3,552,250             --
====================================================================================================================================

Carole E. Stone
   For                                  2,633,003             --          1,377,125             --          3,472,440             --
   Withhold                                78,744             --             48,914             --             79,810             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                2,711,747             --          1,426,039             --          3,552,250             --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP
AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR THE CURRENT FISCAL YEAR:

   For                                  2,676,709             --          1,391,332             --          3,509,903             --
   Against                                  7,692             --             14,314             --             18,508             --
   Abstain                                 27,346             --             20,393             --             23,839             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                2,711,747             --          1,426,039             --          3,552,250             --
====================================================================================================================================

NNC
NRB
NNO
                                                 NNC                               NRB                               NNO
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT
MANAGEMENT AGREEMENT:
                                       Common and                        Common and                        Common and
                                    MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred      MuniPreferred  MuniPreferred
                                    shares voting  shares voting      shares voting  shares voting      shares voting  shares voting
                                         together       together           together       together           together       together
                                       as a class     as a class         as a class     as a class         as a class     as a class
====================================================================================================================================
   For                                  3,727,292             --          1,253,524             --          2,089,521             --
   Against                                 80,947             --             40,817             --             59,337             --
   Abstain                                129,909             --             58,031             --             64,451             --
   Broker Non-Votes                     1,257,232             --            422,640             --            760,790             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                5,195,380             --          1,775,012             --          2,974,099             --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

William J. Schneider
   For                                         --          1,588                 --            608                 --            919
   Withhold                                    --              3                 --              3                 --              5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --          1,591                 --            611                 --            924
====================================================================================================================================

Timothy R. Schwertfeger
   For                                         --          1,588                 --            608                 --            919
   Withhold                                    --              3                 --              3                 --              5
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --          1,591                 --            611                 --            924
====================================================================================================================================

Judith M. Stockdale
   For                                  5,074,598             --          1,713,758             --          2,900,256             --
   Withhold                               120,782             --             61,254             --             73,843             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                5,195,380             --          1,775,012             --          2,974,099             --
====================================================================================================================================

Carole E. Stone
   For                                  5,075,024             --          1,713,764             --          2,900,256             --
   Withhold                               120,356             --             61,248             --             73,843             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                5,195,380             --          1,775,012             --          2,974,099             --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP
AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR THE CURRENT FISCAL YEAR:

   For                                  5,080,640             --          1,739,123             --          2,916,733             --
   Against                                 39,984             --             16,964             --             24,604             --
   Abstain                                 74,756             --             18,925             --             32,762             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                5,195,380             --          1,775,012             --          2,974,099             --
====================================================================================================================================

NII

Shareholder MEETING REPORT (continued)

                                                                                                                     NII
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT
MANAGEMENT AGREEMENT:
                                                                                                           Common and
                                                                                                        MuniPreferred  MuniPreferred
                                                                                                        shares voting  shares voting
                                                                                                             together       together
                                                                                                           as a class     as a class
====================================================================================================================================
   For                                                                                                      2,198,316             --
   Against                                                                                                     85,707             --
   Abstain                                                                                                     65,943             --
   Broker Non-Votes                                                                                           979,935             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    3,329,901             --
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

William J. Schneider
   For                                                                                                             --          1,036
   Withhold                                                                                                        --             12
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                           --          1,048
====================================================================================================================================

Timothy R. Schwertfeger
   For                                                                                                             --          1,036
   Withhold                                                                                                        --             12
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                           --          1,048
====================================================================================================================================

Judith M. Stockdale
   For                                                                                                      3,234,535             --
   Withhold                                                                                                    95,366             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    3,329,901             --
====================================================================================================================================

Carole E. Stone
   For                                                                                                      3,239,055             --
   Withhold                                                                                                    90,846             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    3,329,901             --
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP
AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR THE CURRENT FISCAL YEAR:

   For                                                                                                      3,244,569             --
   Against                                                                                                     48,461             --
   Abstain                                                                                                     36,871             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    3,329,901             --
====================================================================================================================================

NPG
Nuveen Georgia Premium Income Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.8% (1.2% OF TOTAL INVESTMENTS)

$       1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      978,740
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 16.2% (10.8% OF TOTAL INVESTMENTS)

        1,000   Athens-Clarke County Unified Government Development Authority,       12/12 at 100.00         AAA          1,069,720
                 Georgia, Educational Facilities Revenue Bonds, UGAREF CCRC
                 Building LLC Project, Series 2002, 5.000%, 12/15/16 -
                 AMBAC Insured

        1,550   Bulloch County Development Authority, Georgia, Student Housing        8/14 at 100.00         Aaa          1,652,548
                 and Athletic Facility Lease Revenue Bonds, Georgia Southern
                 University, Series 2004, 5.250%, 8/01/21 - XLCA Insured

          700   Carrollton Payroll Development Authority, Georgia, Student            9/14 at 100.00         Aaa            732,795
                 Housing Revenue Bonds, University of West Georgia,
                 Series 2004A, 5.000%, 9/01/21 - XLCA Insured

        1,535   Fulton County Development Authority, Georgia, Revenue Bonds,          5/14 at 100.00         AAA          1,683,772
                 Georgia Tech Molecular Science Building, Series 2004,
                 5.250%, 5/01/15 - MBIA Insured

        1,180   Savannah Economic Development Authority, Georgia, Revenue             7/15 at 100.00         AAA          1,225,583
                 Bonds, Armstrong Atlantic State University, Compass Point LLC
                 Project, Series 2005, 5.000%, 7/01/25 - XLCA Insured

        1,500   Savannah Economic Development Authority, Georgia,                    12/15 at 100.00         AAA          1,550,445
                 Revenue Bonds, Armstrong Center LLC, Series 2005A,
                 5.000%, 12/01/34 - XLCA Insured

                South Regional Joint Development Authority, Georgia, Revenue
                Bonds, Valdosta State University Parking and Health, Series
                2007:
          355    4.250%, 8/01/25 (WI/DD, Settling 12/19/07) - XLCA Insured            2/18 at 100.00         Aaa            337,211
          375    4.500%, 8/01/26 (WI/DD, Settling 12/19/07) - XLCA Insured            2/18 at 100.00         Aaa            364,834
          400    4.500%, 8/01/27 (WI/DD, Settling 12/19/07) - XLCA Insured            2/18 at 100.00         Aaa            386,812

------------------------------------------------------------------------------------------------------------------------------------
        8,595   Total Education and Civic Organizations                                                                   9,003,720
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 25.0% (16.7% OF TOTAL INVESTMENTS)

        2,300   Chatham County Hospital Authority, Savannah, Georgia,                 7/11 at 101.00        BBB+          2,373,393
                 Hospital Revenue Improvement Bonds, Memorial Health
                 University Medical Center Inc., Series 2001A, 6.125%, 1/01/24

          500   Clark County Hospital Authority, Georgia, Hospital Revenue            1/17 at 100.00         AAA            516,760
                 Bonds, Athens Regional Medical Center, Series 2007,
                 5.000%, 1/01/27 - MBIA Insured

        2,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          2,039,340
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.125%, 1/01/32 - MBIA Insured

          900   Coffee County Hospital Authority, Georgia, Revenue Bonds,            12/14 at 100.00         BBB            912,888
                 Coffee County Regional Medical Center, Series 2004,
                 5.250%, 12/01/22

        3,000   Floyd County Hospital Authority, Georgia, Revenue Anticipation        7/12 at 101.00         Aaa          3,086,550
                 Certificates, Floyd Medical Center Project, Series 2002,
                 5.200%, 7/01/32 - MBIA Insured

        1,090   Floyd County Hospital Authority, Georgia, Revenue Anticipation        7/13 at 101.00         Aaa          1,145,230
                 Certificates, Floyd Medical Center, Series 2003,
                 5.000%, 7/01/19 - MBIA Insured

        1,060   Henry County Hospital Authority, Georgia, Revenue Certificates,       7/14 at 101.00         Aaa          1,116,689
                 Henry Medical Center, Series 2004, 5.000%, 7/01/20 -
                 MBIA Insured

          900   Houston County Hospital Authority, Georgia, Revenue Bonds,           10/17 at 100.00          A2            914,805
                 Houston Healthcare Project, Series 2007, 5.250%, 10/01/35

        1,000   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA          1,012,410
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured


                                       19

NPG
Nuveen Georgia Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         750   Valdosta and Lowndes County Hospital Authority, Georgia,             10/17 at 100.00          A+     $      748,328
                 Revenue Certificates, South Georgia Medical Center,
                 Series 2007, 5.000%, 10/01/33

------------------------------------------------------------------------------------------------------------------------------------
       13,500   Total Health Care                                                                                        13,866,393
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.9% (1.3% OF TOTAL INVESTMENTS)

        1,000   Cobb County Development Authority, Georgia, Student Housing           7/17 at 100.00         Aaa          1,054,410
                 Revenue Bonds, KSU Village II Real Estate Foundation LLC
                 Project, Series 2007A, 5.250%, 7/15/38 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.6% (1.1% OF TOTAL INVESTMENTS)

          900   Georgia Housing and Finance Authority, Single Family Mortgage        12/11 at 100.00         AAA            913,482
                 Bonds, Series 2002B-2, 5.350%, 12/01/22
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.9% (0.7% OF TOTAL INVESTMENTS)

          500   Savannah Economic Development Authority, Georgia, Revenue             7/12 at 100.00         AAA            521,595
                 Bonds, GTREP Project, Series 2002, 5.000%, 7/01/22 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 3.2% (2.1% OF TOTAL INVESTMENTS)

          750   Effingham County Industrial Development Authority, Georgia,           6/11 at 101.00          B2            755,798
                 Pollution Control Revenue Refunding Bonds, Georgia-Pacific
                 Project, Series 2001, 6.500%, 6/01/31

        1,000   Richmond County Development Authority, Georgia, Environmental         2/11 at 101.00         BBB          1,030,600
                 Improvement Revenue Bonds, International Paper Company,
                 Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,750   Total Materials                                                                                           1,786,398
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 16.4% (11.0% OF TOTAL INVESTMENTS)

          540   Cherokee County Resource Recovery Development Authority,              7/17 at 100.00         AAA            539,978
                 Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground
                 Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 -
                 AMBAC Insured (Alternative Minimum Tax)

        2,215   Decatur, Georgia, General Obligation Bonds, Series 2007,              1/17 at 100.00         AAA          2,334,787
                 5.000%, 1/01/31 - FSA Insured

          100   Georgia State, General Obligation Bonds, Series 2007,                 8/17 at 100.00         AAA            107,492
                 5.000%, 8/01/24

        1,000   Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16      8/12 at 100.00         AAA          1,067,610

        1,000   Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15        No Opt. Call         AAA          1,103,710

        2,500   Paulding County School District, Georgia, General Obligation          2/17 at 100.00         AA+          2,616,825
                 Bonds, Series 2007, 5.000%, 2/01/33

          800   Puerto Rico, General Obligation Bonds, Series 2004A,                  7/14 at 100.00        BBB-            822,136
                 5.250%, 7/01/22

          500   Wayne County Hospital Authority, Georgia, Hospital Revenue            3/16 at 100.00         Aaa            519,665
                 Bonds, Series 2006, 5.000%, 3/01/23 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,655   Total Tax Obligation/General                                                                              9,112,203
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 29.3% (19.6% OF TOTAL INVESTMENTS)

        5,000   Atlanta and Fulton County Recreation Authority, Georgia,             12/15 at 100.00         AAA          5,222,799
                 Guaranteed Revenue Bonds, Park Improvement, Series 2005A,
                 5.000%, 12/01/30 - MBIA Insured

          420   Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project,      12/17 at 100.00         AAA            440,735
                 Series 2007, 5.000%, 12/01/23 - AGC Insured

        2,000   Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County,       1/14 at 100.00         AAA          2,125,000
                 Georgia, Revenue Bonds, Performing Arts Center, Series 2004,
                 5.000%, 1/01/22

        3,475   Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,          10/19 at 100.00         AAA          3,989,404
                 Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 -
                 MBIA Insured

        2,600   Macon-Bibb County Urban Development Authority, Georgia,               8/12 at 101.00          AA          2,822,118
                 Revenue Refunding Bonds, Public Facilities Projects,
                 Series 2002A, 5.375%, 8/01/17


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax        No Opt. Call         AAA     $    1,172,520
                 Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 -
                 AMBAC Insured

          500   Puerto Rico Infrastructure Financing Authority, Special Tax           7/15 at 100.00        BBB-            488,445
                 Revenue Bonds, Series 2005B, 5.000%, 7/01/41

------------------------------------------------------------------------------------------------------------------------------------
       14,995   Total Tax Obligation/Limited                                                                             16,261,021
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 4.3% (2.8% OF TOTAL INVESTMENTS)

        2,290   Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G,        1/15 at 100.00         AAA          2,367,860
                 5.000%, 1/01/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 25.3% (16.9% OF TOTAL INVESTMENTS) (4)

        1,500   Augusta, Georgia, Water and Sewerage Revenue Bonds,                  10/12 at 100.00         AAA          1,614,795
                 Series 2002, 5.000%, 10/01/17 (Pre-refunded 10/01/12) -
                 FSA Insured

          735   Coweta County Development Authority, Georgia, Revenue Bonds,          1/13 at 100.00         Aaa            799,607
                 Newnan Water and Sewer, and Light Commission Project,
                 Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) -
                 FGIC Insured

        3,165   Coweta County Water and Sewer Authority, Georgia, Revenue             6/11 at 102.00         Aaa          3,423,486
                 Bonds, Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11)

        1,000   DeKalb County, Georgia, Water and Sewerage Revenue Bonds,            10/10 at 101.00         AAA          1,059,630
                 Series 2000, 5.125%, 10/01/31 (Pre-refunded 10/01/10) -
                 MBIA Insured

        1,000   Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000,      10/10 at 101.00      A- (4)          1,075,580
                 5.750%, 10/01/20 (Pre-refunded 10/01/10)

        1,750   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00      A- (4)          1,869,228
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 Services Inc., Series 2001, 5.500%, 5/15/31
                 (Pre-refunded 5/15/11)

                Georgia Municipal Electric Authority, Project One Special
                Obligation Bonds, Fifth Crossover Series 1998Y:
           85    6.400%, 1/01/09 (ETM)                                                  No Opt. Call      A+ (4)             87,799
           10    6.400%, 1/01/09 (ETM)                                                  No Opt. Call      A+ (4)             10,329

           25   Georgia Municipal Electric Authority, Senior Lien General Power       1/17 at 100.00         AAA             27,792
                 Revenue Bonds, Series 1993Z, 5.500%, 1/01/20
                 (Pre-refunded 1/01/17) - FGIC Insured

        3,750   Gwinnett County Hospital Authority, Georgia, Revenue Anticipation     2/12 at 102.00         AAA          4,108,200
                 Certificates, Gwinnett Hospital System Inc. Project,
                 Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       13,020   Total U.S. Guaranteed                                                                                    14,076,446
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 10.9% (7.3% OF TOTAL INVESTMENTS)

        1,000   Georgia Municipal Electric Authority, General Power Revenue           1/17 at 100.00         AAA          1,054,080
                 Bonds, Project 1, Series 2007A, 5.000%, 1/01/25 -
                 MBIA Insured

        1,655   Georgia Municipal Electric Authority, Project One Special               No Opt. Call          A+          1,707,497
                 Obligation Bonds, Fifth Crossover Series 1998Y,
                 6.400%, 1/01/09

          975   Georgia Municipal Electric Authority, Senior Lien General               No Opt. Call         AAA          1,079,881
                 Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 -
                 FGIC Insured

        1,000   Municipal Electric Authority of Georgia, Project One Subordinated     1/13 at 100.00         AAA          1,045,110
                 Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 -
                 MBIA Insured

        1,200   Virgin Islands Water and Power Authority, Electric System             7/17 at 100.00        BBB-          1,178,748
                 Revenue Bonds, Series 2007B, 5.000%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
        5,830   Total Utilities                                                                                           6,065,316
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 12.8% (8.5% OF TOTAL INVESTMENTS)

                Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                Series 2004:
        1,225    5.000%, 11/01/24 - FSA Insured                                      11/14 at 100.00         AAA          1,279,170
          500    5.000%, 11/01/37 - FSA Insured                                      11/14 at 100.00         AAA            515,755


                                       21

NPG
Nuveen Georgia Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         335   Coweta County Water and Sewer Authority, Georgia, Revenue             6/11 at 102.00         Aaa     $      354,708
                 Bonds, Series 2001, 5.250%, 6/01/26

          890   Douglasville-Douglas County Water and Sewer Authority, Georgia,       6/17 at 100.00         AAA            930,753
                 Water and Sewer Revenue Bonds, Series 2007,
                 5.000%, 6/01/37 - MBIA Insured

          750   Forsyth County Water and Sewerage Authority, Georgia,                 4/17 at 100.00         AAA            783,810
                 Revenue Bonds, Series 2007, 5.000%, 4/01/37 - FSA Insured

        1,950   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             1/14 at 100.00         AAA          2,059,200
                 Series 2004, 5.000%, 1/01/22 - FGIC Insured

        1,000   Midgeville, Georgia, Water and Sewerage Revenue Refunding               No Opt. Call         AAA          1,180,810
                 Bonds, Series 1996, 6.000%, 12/01/21 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,650   Total Water and Sewer                                                                                     7,104,206
------------------------------------------------------------------------------------------------------------------------------------
$      78,685   Total Investments (cost $80,098,516) - 149.6%                                                            83,111,790
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.4%                                                                        238,054
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.0)%                                                        (27,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  55,549,844
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

             WI/DD  Purchased on a when-issued or delayed delivery basis.

             (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

NZX
Nuveen Georgia Dividend Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 24.7% (16.4% OF TOTAL INVESTMENTS)

$       1,000   Athens Housing Authority, Georgia, Student Housing Lease             12/12 at 100.00         Aaa     $    1,053,160
                 Revenue Bonds, UGAREF East Campus Housing LLC Project,
                 Series 2002, 5.250%, 12/01/21 - AMBAC Insured

        1,475   Bulloch County Development Authority, Georgia, Student                8/14 at 100.00         Aaa          1,577,911
                 Housing and Athletic Facility Lease Revenue Bonds, Georgia
                 Southern University, Series 2004, 5.250%, 8/01/20 -
                 XLCA Insured

        1,620   Bulloch County Development Authority, Georgia, Student Housing        8/12 at 100.00         Aaa          1,702,020
                 Lease Revenue Bonds, Georgia Southern University,
                 Series 2002, 5.000%, 8/01/20 - AMBAC Insured

          500   Carrollton Payroll Development Authority, Georgia, Student            9/14 at 100.00         Aaa            523,425
                 Housing Revenue Bonds, University of West Georgia,
                 Series 2004A, 5.000%, 9/01/21 - XLCA Insured

        1,000   Fulton County Development Authority, Georgia, Revenue                 4/12 at 100.00         AAA          1,047,300
                 Bonds, Georgia Tech Athletic Association, Series 2001,
                 5.000%, 10/01/20 - AMBAC Insured

          200   Gainesville Redevelopment Authority, Georgia, Educational             3/17 at 100.00         N/R            186,798
                 Facilities Revenue Bonds, Riverside Military Academy
                 Project, Series 2007, 5.125%, 3/01/37

          500   Savannah Economic Development Authority, Georgia, Revenue            12/15 at 100.00         AAA            516,815
                 Bonds, Armstrong Center LLC, Series 2005A,
                 5.000%, 12/01/34 - XLCA Insured

                South Regional Joint Development Authority, Georgia, Revenue
                Bonds, Valdosta State University Parking and Health, Series
                2007:
          195    4.250%, 8/01/25 (WI/DD, Settling 12/19/07) - XLCA Insured            2/18 at 100.00         Aaa            185,229
          210    4.500%, 8/01/26 (WI/DD, Settling 12/19/07) - XLCA Insured            2/18 at 100.00         Aaa            204,307
          220    4.500%, 8/01/27 (WI/DD, Settling 12/19/07) - XLCA Insured            2/18 at 100.00         Aaa            212,747

------------------------------------------------------------------------------------------------------------------------------------
        6,920   Total Education and Civic Organizations                                                                   7,209,712
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 2.1% (1.4% OF TOTAL INVESTMENTS)

          650   Virgin Islands Public Finance Authority, Revenue Bonds,               1/15 at 100.00         BBB            602,030
                 Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 24.7% (16.4% OF TOTAL INVESTMENTS)

          150   Baldwin County Hospital Authority, Georgia, Revenue Bonds,           12/07 at 102.00         BB+            147,545
                 Oconee Regional Medical Center, Series 1997, 5.250%, 12/01/12

          190   Baldwin County Hospital Authority, Georgia, Revenue Bonds,           12/08 at 102.00         BB+            177,861
                 Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28

          440   Chatham County Hospital Authority, Savannah, Georgia, Hospital        7/11 at 101.00        BBB+            454,040
                 Revenue Improvement Bonds, Memorial Health University
                 Medical Center Inc., Series 2001A, 6.125%, 1/01/24

          500   Clark County Hospital Authority, Georgia, Hospital Revenue            1/17 at 100.00         AAA            516,760
                 Bonds, Athens Regional Medical Center, Series 2007,
                 5.000%, 1/01/27 - MBIA Insured

        1,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          1,055,370
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.375%, 1/01/19 - MBIA Insured

          500   Coffee County Hospital Authority, Georgia, Revenue Bonds,            12/14 at 100.00         BBB            507,160
                 Coffee County Regional Medical Center, Series 2004,
                 5.250%, 12/01/22

          500   Henry County Hospital Authority, Georgia, Revenue Certificates,       7/14 at 101.00         Aaa            526,740
                 Henry Medical Center, Series 2004, 5.000%, 7/01/20 -
                 MBIA Insured

          500   Houston County Hospital Authority, Georgia, Revenue Bonds,           10/17 at 100.00          A2            508,225
                 Houston Healthcare Project, Series 2007, 5.250%, 10/01/35


                                       23

NZX
Nuveen Georgia Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         500   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA     $      506,205
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured

        2,000   Valdosta and Lowndes County Hospital Authority, Georgia,             10/12 at 101.00         AAA          2,064,199
                 Revenue Certificates, South Georgia Medical Center,
                 Series 2002, 5.250%, 10/01/27 - AMBAC Insured

          750   Valdosta and Lowndes County Hospital Authority, Georgia,             10/17 at 100.00          A+            748,328
                 Revenue Certificates, South Georgia Medical Center,
                 Series 2007, 5.000%, 10/01/33

------------------------------------------------------------------------------------------------------------------------------------
        7,030   Total Health Care                                                                                         7,212,433
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.2% (0.9% OF TOTAL INVESTMENTS)

          350   Cobb County Development Authority, Georgia, Student Housing           7/17 at 100.00         Aaa            369,044
                 Revenue Bonds, KSU Village II Real Estate Foundation LLC
                 Project, Series 2007A, 5.250%, 7/15/38 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 12.6% (8.3% OF TOTAL INVESTMENTS)

          650   Georgia Housing and Finance Authority, Single Family Mortgage        12/11 at 100.00         AAA            659,737
                 Bonds, Series 2002B-2, 5.350%, 12/01/22
                 (Alternative Minimum Tax)

        1,000   Georgia Housing and Finance Authority, Single Family Mortgage        12/15 at 100.00         AAA            931,850
                 Bonds, Series 2006C-2, 4.500%, 12/01/27
                 (Alternative Minimum Tax)

        2,000   Georgia Housing and Finance Authority, Single Family Mortgage        12/11 at 100.00         AAA          2,076,379
                 Resolution 1 Bonds, Series 2002A-2, 5.450%, 12/01/22
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,650   Total Housing/Single Family                                                                               3,667,966
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 6.3% (4.2% OF TOTAL INVESTMENTS)

        1,000   Cartersville Development Authority, Georgia, Waste and                2/12 at 100.00           A          1,061,630
                 Wastewater Facilities Revenue Refunding Bonds, Anheuser
                 Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32
                 (Alternative Minimum Tax)

          750   Savannah Economic Development Authority, Georgia, Revenue             7/12 at 100.00         AAA            787,365
                 Bonds, GTREP Project, Series 2002, 5.000%, 7/01/19 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,750   Total Industrials                                                                                         1,848,995
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.4% (1.6% OF TOTAL INVESTMENTS)

          500   Fulton County Residential Care Facilities Authority, Georgia,         7/17 at 100.00         N/R            439,110
                 Revenue Bonds, Elderly Care, Lenbrook Square Project,
                 Series 2006A, 5.125%, 7/01/42

          250   Medical Center Hospital Authority, Georgia, Revenue Bonds,              No Opt. Call         N/R            247,088
                 Spring Harbor at Green Island, Series 2007, 5.000%, 7/01/11

------------------------------------------------------------------------------------------------------------------------------------
          750   Total Long-Term Care                                                                                        686,198
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.2% (1.4% OF TOTAL INVESTMENTS)

           20   Richmond County Development Authority, Georgia, Environmental        11/13 at 100.00         BBB             20,173
                 Improvement Revenue Bonds, International Paper Company,
                 Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)

          600   Richmond County Development Authority, Georgia, Environmental         2/12 at 101.00         BBB            612,882
                 Improvement Revenue Refunding Bonds, International Paper
                 Company, Series 2002A, 6.000%, 2/01/25
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          620   Total Materials                                                                                             633,055
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 10.7% (7.1% OF TOTAL INVESTMENTS)

          360   Cherokee County Resource Recovery Development Authority,              7/17 at 100.00         AAA            359,986
                 Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground
                 Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 -
                 AMBAC Insured (Alternative Minimum Tax)

          200   Decatur, Georgia, General Obligation Bonds, Series 2007,              1/17 at 100.00         AAA            210,816
                 5.000%, 1/01/31 - FSA Insured

          700   Georgia State, General Obligation Bonds, Series 2007,                 8/17 at 100.00         AAA            752,444
                 5.000%, 8/01/24

          500   Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15        No Opt. Call         AAA            551,855


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         600   Paulding County School District, Georgia, General Obligation          2/17 at 100.00         AA+     $      628,038
                 Bonds, Series 2007, 5.000%, 2/01/33

          595   Puerto Rico, General Obligation Bonds, Series 2004A,                  7/14 at 100.00        BBB-            611,464
                 5.250%, 7/01/22

------------------------------------------------------------------------------------------------------------------------------------
        2,955   Total Tax Obligation/General                                                                              3,114,603
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 7.4% (4.9% OF TOTAL INVESTMENTS)

           40   Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project,      12/17 at 100.00         AAA             41,975
                 Series 2007, 5.000%, 12/01/23 - AGC Insured

          250   Atlanta, Georgia, Tax Allocation Bonds, Eastside Project,             7/15 at 100.00         N/R            245,530
                 Series 2005B, 5.400%, 1/01/20

          250   Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project,      1/16 at 100.00         N/R            240,663
                 Series 2006, 5.500%, 1/01/31

        1,525   Macon-Bibb County Urban Development Authority, Georgia,               8/12 at 101.00          AA          1,642,699
                 Revenue Refunding Bonds, Public Facilities Projects,
                 Series 2002A, 5.000%, 8/01/14

------------------------------------------------------------------------------------------------------------------------------------
        2,065   Total Tax Obligation/Limited                                                                              2,170,867
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 3.6% (2.4% OF TOTAL INVESTMENTS)

        1,000   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA          1,050,270
                 Series 2000A, 5.400%, 1/01/15 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 35.2% (23.3% OF TOTAL INVESTMENTS) (4)

          565   Augusta, Georgia, Water and Sewerage Revenue Bonds,                  10/12 at 100.00         AAA            608,239
                 Series 2002, 5.000%, 10/01/16 (Pre-refunded 10/01/12) -
                 FSA Insured

        1,500   Coweta County Development Authority, Georgia, Revenue Bonds,          1/13 at 100.00         Aaa          1,631,850
                 Newnan Water and Sewer, and Light Commission Project,
                 Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) -
                 FGIC Insured

        1,250   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00      A- (4)          1,335,163
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 Services Inc., Series 2001, 5.500%, 5/15/31
                 (Pre-refunded 5/15/11)

          830   Georgia, General Obligation Bonds, Series 2002D,                      8/12 at 100.00         AAA            893,354
                 5.000%, 8/01/18 (Pre-refunded 8/01/12)

        1,900   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          2,081,487
                 Anticipation Certificates, Gwinnett Hospital System Inc.
                 Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) -
                 MBIA Insured

        1,200   Private Colleges and Universities Authority, Georgia, Revenue        10/11 at 102.00    Baa2 (4)          1,326,000
                 Bonds, Mercer University, Series 2001, 5.750%, 10/01/31
                 (Pre-refunded 10/01/11)

        1,000   Rockdale County Water and Sewerage Authority, Georgia,                1/10 at 101.00         AAA          1,051,950
                 Revenue Bonds, Series 1999A, 5.375%, 7/01/29
                 (Pre-refunded 1/01/10) - MBIA Insured

        1,200   Summerville, Georgia, Combined Public Utility System                  1/12 at 101.00    Baa3 (4)          1,319,328
                 Revenue Refunding and Improvement Bonds, Series 2002,
                 5.750%, 1/01/26 (Pre-refunded 1/01/12)

------------------------------------------------------------------------------------------------------------------------------------
        9,445   Total U.S. Guaranteed                                                                                    10,247,371
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 1.9% (1.3% OF TOTAL INVESTMENTS)

          500   Municipal Electric Authority of Georgia, Combustion Turbine          11/13 at 100.00         AAA            546,125
                 Revenue Bonds, Series 2003A, 5.250%, 11/01/15 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 15.7% (10.4% OF TOTAL INVESTMENTS)

        1,200   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                11/14 at 100.00         AAA          1,253,064
                 Series 2004, 5.000%, 11/01/24 - FSA Insured

          890   Douglasville-Douglas County Water and Sewer Authority,                6/17 at 100.00         AAA            930,753
                 Georgia, Water and Sewer Revenue Bonds, Series 2007,
                 5.000%, 6/01/37 - MBIA Insured


                                       25

NZX
Nuveen Georgia Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         375   Forsyth County Water and Sewerage Authority, Georgia,                 4/17 at 100.00         AAA     $      391,905
                 Revenue Bonds, Series 2007, 5.000%, 4/01/37 - FSA Insured

          500   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             1/14 at 100.00         AAA            528,000
                 Series 2004, 5.000%, 1/01/22 - FGIC Insured

        1,395   Macon Water Authority, Georgia, Water and Sewer Revenue              10/11 at 101.00         AA-          1,467,610
                 Bonds, Series 2001B, 5.000%, 10/01/21

------------------------------------------------------------------------------------------------------------------------------------
        4,360   Total Water and Sewer                                                                                     4,571,332
------------------------------------------------------------------------------------------------------------------------------------
$      42,045   Total Investments (cost $42,681,182) - 150.7%                                                            43,930,001
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.8%                                                                        217,848
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.5)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  29,147,849
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2007:
                                    FUND                                      FIXED RATE                                 UNREALIZED
                 NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE         PAYMENT      EFFECTIVE  TERMINATION   APPRECIATION
COUNTERPARTY       AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)      FREQUENCY        DATE (5)        DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs  $  400,000            Pay  3-Month USD-LIBOR        5.375%  Semi-Annually        4/23/08      4/23/30       $ 25,273
Royal Bank
  of Canada     2,200,000            Pay               SIFM        4.335       Quarterly        8/06/08      8/06/37        188,736
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $214,009
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM-The daily arithmetic average of the weekly SIFM (Securities Industry and
Financial Markets) Municipal Swap Index.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               N/R  Not rated.

             WI/DD  Purchased on a when-issued or delayed delivery basis.

                                 See accompanying notes to financial statements.

NKG
Nuveen Georgia Dividend Advantage Municipal Fund 2
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.0% (2.0% OF TOTAL INVESTMENTS)

$       2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,957,480
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 19.1% (12.7% OF TOTAL INVESTMENTS)

                Athens Housing Authority, Georgia, Student Housing Lease Revenue
                Bonds, UGAREF East Campus Housing LLC Project, Series 2002:
        3,500    5.000%, 12/01/27 - AMBAC Insured                                    12/12 at 100.00         Aaa          3,597,335
        2,500    5.000%, 12/01/33 - AMBAC Insured                                    12/12 at 100.00         Aaa          2,561,625

        1,225   Athens-Clarke County Unified Government Development                  12/12 at 100.00         AAA          1,291,567
                 Authority, Georgia, Educational Facilities Revenue Bonds,
                 UGAREF CCRC Building LLC Project, Series 2002,
                 5.000%, 12/15/18 - AMBAC Insured

        2,000   Fulton County Development Authority, Georgia, Revenue Bonds,         11/13 at 100.00         AAA          2,094,020
                 Georgia Tech - Klaus Parking and Family Housing,
                 Series 2003, 5.000%, 11/01/23 - MBIA Insured

        1,050   Fulton County Development Authority, Georgia, Revenue Bonds,          2/12 at 100.00         AAA          1,075,505
                 TUFF Morehouse Project, Series 2002A, 5.000%, 2/01/34 -
                 AMBAC Insured

          500   Gainesville Redevelopment Authority, Georgia, Educational             3/17 at 100.00         N/R            466,995
                 Facilities Revenue Bonds, Riverside Military Academy Project,
                 Series 2007, 5.125%, 3/01/37

                South Regional Joint Development Authority, Georgia, Revenue
                Bonds, Valdosta State University Parking and Health, Series
                2007:
          435    4.250%, 8/01/25 (WI/DD, Settling 12/19/07) - XLCA Insured            2/18 at 100.00         Aaa            413,202
          460    4.500%, 8/01/26 (WI/DD, Settling 12/19/07) - XLCA Insured            2/18 at 100.00         Aaa            447,529
          485    4.500%, 8/01/27 (WI/DD, Settling 12/19/07) - XLCA Insured            2/18 at 100.00         Aaa            469,010

------------------------------------------------------------------------------------------------------------------------------------
       12,155   Total Education and Civic Organizations                                                                  12,416,788
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 23.7% (15.9% OF TOTAL INVESTMENTS)

          150   Baldwin County Hospital Authority, Georgia, Revenue Bonds,           12/07 at 102.00         BB+            147,545
                 Oconee Regional Medical Center, Series 1997, 5.250%, 12/01/12

                Baldwin County Hospital Authority, Georgia, Revenue Bonds,
                Oconee Regional Medical Center, Series 1998:
           40    5.250%, 12/01/22                                                    12/08 at 102.00         BB+             37,969
          315    5.375%, 12/01/28                                                    12/08 at 102.00         BB+            294,875

        1,000   Chatham County Hospital Authority, Savannah, Georgia,                 1/14 at 100.00        BBB+            971,800
                 Hospital Revenue Bonds, Memorial Health University Medical
                 Center Inc., Series 2004A, 5.375%, 1/01/26

          240   Chatham County Hospital Authority, Savannah, Georgia,                 7/11 at 101.00        BBB+            247,658
                 Hospital Revenue Improvement Bonds, Memorial Health
                 University Medical Center Inc., Series 2001A, 6.125%, 1/01/24

                Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee
                County Regional Medical Center, Series 2004:
          165    5.000%, 12/01/19                                                    12/14 at 100.00         BBB            166,503
        1,000    5.250%, 12/01/22                                                    12/14 at 100.00         BBB          1,014,320

        1,000   Floyd County Hospital Authority, Georgia, Revenue Anticipation        7/12 at 101.00         Aaa          1,028,850
                 Certificates, Floyd Medical Center Project, Series 2002,
                 5.200%, 7/01/32 - MBIA Insured


                                       27

NKG
Nuveen Georgia Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       1,100   Houston County Hospital Authority, Georgia, Revenue Bonds,           10/17 at 100.00          A2     $    1,118,095
                 Houston Healthcare Project, Series 2007, 5.250%, 10/01/35

                Newnan Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Newnan Hospital Inc., Series 2002:
        2,260    5.500%, 1/01/19 - MBIA Insured                                       1/13 at 100.00         Aaa          2,404,369
        3,020    5.500%, 1/01/20 - MBIA Insured                                       1/13 at 100.00         Aaa          3,208,659

        2,000   Savannah Hospital Authority, Georgia, Revenue Bonds,                  1/14 at 100.00          AA          2,024,820
                 St. Joseph's/Candler Health System, Series 2003,
                 5.250%, 7/01/23 - RAAI Insured

        1,945   Tift County Hospital Authority, Georgia, Revenue Anticipation        12/12 at 101.00         Aaa          2,051,644
                 Bonds, Tift Regional Medical Center, Series 2002,
                 5.250%, 12/01/19 - AMBAC Insured

          750   Valdosta and Lowndes County Hospital Authority, Georgia,             10/17 at 100.00          A+            748,328
                 Revenue Certificates, South Georgia Medical Center,
                 Series 2007, 5.000%, 10/01/33

------------------------------------------------------------------------------------------------------------------------------------
       14,985   Total Health Care                                                                                        15,465,435
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 4.6% (3.1% OF TOTAL INVESTMENTS)

           25   Cobb County Development Authority, Georgia, Student Housing           7/17 at 100.00         Aaa             26,360
                 Revenue Bonds, KSU Village II Real Estate Foundation LLC
                 Project, Series 2007A, 5.250%, 7/15/38 - AMBAC Insured

                Savannah Economic Development Authority, Georgia, GNMA
                Collateralized Multifamily Housing Revenue Bonds, Snap I-II-III
                Apartments, Series 2002A:
          500    5.150%, 11/20/22 (Alternative Minimum Tax)                          11/12 at 102.00         AAA            508,035
          980    5.200%, 11/20/27 (Alternative Minimum Tax)                          11/12 at 102.00         AAA            989,967
        1,465    5.250%, 11/20/32 (Alternative Minimum Tax)                          11/12 at 102.00         AAA          1,476,456

------------------------------------------------------------------------------------------------------------------------------------
        2,970   Total Housing/Multifamily                                                                                 3,000,818
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.9% (2.6% OF TOTAL INVESTMENTS)

        1,700   Georgia Housing and Finance Authority, Single Family Mortgage        12/12 at 100.00         AAA          1,717,544
                 Bonds, Series 2002C-2, 5.100%, 12/01/22
                 (Alternative Minimum Tax)

          170   Georgia Housing and Finance Authority, Single Family Mortgage        12/15 at 100.00         AAA            156,631
                 Bonds, Series 2006C-2, 4.550%, 12/01/31
                 (Alternative Minimum Tax)

          660   Georgia Housing and Finance Authority, Single Family Mortgage         6/11 at 100.00         AAA            666,996
                 Resolution 1 Bonds, Series 2001B-2, 5.400%, 12/01/31
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,530   Total Housing/Single Family                                                                               2,541,171
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 3.0% (2.0% OF TOTAL INVESTMENTS)

        2,190   Cobb County Development Authority, Georgia, Solid Waste               4/16 at 101.00         BBB          1,973,453
                 Disposal Revenue Bonds, Georgia Waste Management
                 Project, Series 2004A, 5.000%, 4/01/33 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,000   Fulton County Residential Care Facilities Authority, Georgia,         7/17 at 100.00         N/R            878,220
                 Revenue Bonds, Elderly Care, Lenbrook Square Project,
                 Series 2006A, 5.125%, 7/01/42

          250   Medical Center Hospital Authority, Georgia, Revenue Bonds,              No Opt. Call         N/R            247,088
                 Spring Harbor at Green Island, Series 2007, 5.000%, 7/01/11

------------------------------------------------------------------------------------------------------------------------------------
        1,250   Total Long-Term Care                                                                                      1,125,308
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.6% (1.7% OF TOTAL INVESTMENTS)

        1,000   Richmond County Development Authority, Georgia,                       2/11 at 101.00         BBB          1,030,600
                 Environmental Improvement Revenue Bonds, International
                 Paper Company, Series 2001A, 6.250%, 2/01/25
                 (Alternative Minimum Tax)

          250   Richmond County Development Authority, Georgia,                       2/12 at 101.00         BBB            255,368
                 Environmental Improvement Revenue Refunding Bonds,
                 International Paper Company, Series 2002A, 6.000%, 2/01/25
                 (Alternative Minimum Tax)

          370   Savannah Economic Development Authority, Georgia, Pollution             No Opt. Call        Baa3            406,382
                 Control Revenue Bonds, Union Camp Corporation,
                 Series 1995, 6.150%, 3/01/17

------------------------------------------------------------------------------------------------------------------------------------
        1,620   Total Materials                                                                                           1,692,350
------------------------------------------------------------------------------------------------------------------------------------


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 18.1% (12.1% OF TOTAL INVESTMENTS)

$         600   Cherokee County Resource Recovery Development Authority,              7/17 at 100.00         AAA     $      599,976
                 Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground
                 Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 -
                 AMBAC Insured (Alternative Minimum Tax)

          900   Decatur, Georgia, General Obligation Bonds, Series 2007,              1/17 at 100.00         AAA            948,672
                 5.000%, 1/01/31 - FSA Insured

        1,000   Forsyth County, Georgia, General Obligation Bonds, Series 2004,       3/14 at 101.00         AA+          1,086,700
                 5.250%, 3/01/19

        1,700   Georgia State, General Obligation Bonds, Series 2007,                 8/17 at 100.00         AAA          1,827,364
                 5.000%, 8/01/24

          750   Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15       No Opt. Call         AAA            842,790

        1,000   Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15        No Opt. Call         AAA          1,103,710

                Oconee County, Georgia, General Obligation Bonds, Recreation
                Project, Series 2003:
        1,410    5.500%, 1/01/23 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,533,544
        1,470    5.250%, 1/01/26 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,570,960

        1,200   Paulding County School District, Georgia, General Obligation          2/17 at 100.00         AA+          1,256,076
                 Bonds, Series 2007, 5.000%, 2/01/33

        1,000   Wayne County Hospital Authority, Georgia, Hospital Revenue            3/16 at 100.00         Aaa          1,039,330
                 Bonds, Series 2006, 5.000%, 3/01/23 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,030   Total Tax Obligation/General                                                                             11,809,122
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 20.0% (13.4% OF TOTAL INVESTMENTS)

          120   Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project,      12/17 at 100.00         AAA            125,924
                 Series 2007, 5.000%, 12/01/23 - AGC Insured

          250   Atlanta, Georgia, Tax Allocation Bonds, Eastside Project,             7/15 at 100.00         N/R            245,530
                 Series 2005B, 5.400%, 1/01/20

          400   Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project,      1/16 at 100.00         N/R            385,060
                 Series 2006, 5.500%, 1/01/31

          750   Georgia Municipal Association Inc., Certificates of Participation,    6/12 at 101.00         AAA            790,440
                 Atlanta Court Project, Series 2002, 5.125%, 12/01/21 -
                 AMBAC Insured

        2,500   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax        No Opt. Call         AAA          2,931,300
                 Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 -
                 AMBAC Insured

          500   Puerto Rico Infrastructure Financing Authority, Special Tax           7/15 at 100.00        BBB-            488,445
                 Revenue Bonds, Series 2005B, 5.000%, 7/01/41

        2,500   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,597,625
                 5.000%, 8/01/27 - FSA Insured

        5,000   Puerto Rico Public Buildings Authority, Guaranteed Government           No Opt. Call         AAA          5,471,247
                 Facilities Revenue Refunding Bonds, Series 2002F,
                 5.250%, 7/01/21 - CIFG Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,020   Total Tax Obligation/Limited                                                                             13,035,571
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 5.8% (3.9% OF TOTAL INVESTMENTS)

        3,650   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA          3,798,701
                 Series 2000A, 5.500%, 1/01/21 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 14.4% (9.6% OF TOTAL INVESTMENTS) (4)

        1,000   Augusta, Georgia, Water and Sewerage Revenue Bonds,                  10/12 at 100.00         AAA          1,087,630
                 Series 2002, 5.250%, 10/01/22 (Pre-refunded 10/01/12) -
                 FSA Insured

        1,000   Cherokee County School System, Georgia, General Obligation            8/13 at 100.00         AAA          1,083,710
                 Bonds, Series 2003, 5.000%, 8/01/16 (Pre-refunded 8/01/13) -
                 MBIA Insured

                DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
                Series 2000:
        1,000    5.125%, 10/01/31 (Pre-refunded 10/01/10) - MBIA Insured             10/10 at 101.00         AAA          1,059,630
        2,000    5.375%, 10/01/35 (Pre-refunded 10/01/10)                            10/10 at 101.00         AAA          2,132,700

        1,300   Fairburn, Georgia, Combined Utility Revenue Bonds,                   10/10 at 101.00      A- (4)          1,398,254
                 Series 2000, 5.750%, 10/01/20 (Pre-refunded 10/01/10)

        1,305   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00      A- (4)          1,393,910
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 Services Inc., Series 2001, 5.500%, 5/15/31
                 (Pre-refunded 5/15/11)


                                       29

NKG
Nuveen Georgia Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,100   Private Colleges and Universities Authority, Georgia, Revenue        10/11 at 102.00    Baa2 (4)     $    1,215,500
                 Bonds, Mercer University, Series 2001, 5.750%, 10/01/31
                 (Pre-refunded 10/01/11)

------------------------------------------------------------------------------------------------------------------------------------
        8,705   Total U.S. Guaranteed                                                                                     9,371,334
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.8% (3.2% OF TOTAL INVESTMENTS)

        1,000   Elberton, Georgia, Combined Utility System Revenue Refunding          1/12 at 100.00         Aaa          1,038,080
                 and Improvement Bonds, Series 2001, 5.000%, 1/01/22 -
                 AMBAC Insured

        1,000   Georgia Municipal Electric Authority, General Power Revenue           1/17 at 100.00         AAA          1,054,080
                 Bonds, Project 1, Series 2007A, 5.000%, 1/01/25 - MBIA Insured

        1,000   Municipal Electric Authority of Georgia, Project One Subordinated     1/13 at 100.00         AAA          1,045,110
                 Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,000   Total Utilities                                                                                           3,137,270
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 24.8% (16.6% OF TOTAL INVESTMENTS)

                Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                Series 2004:
          500    5.250%, 11/01/15 - FSA Insured                                      11/14 at 100.00         AAA            550,375
        1,700    5.000%, 11/01/37 - FSA Insured                                      11/14 at 100.00         AAA          1,753,567

        3,500   Augusta, Georgia, Water and Sewerage Revenue Bonds,                  10/12 at 100.00         AAA          3,628,170
                 Series 2002, 5.000%, 10/01/27 - FSA Insured

        1,000   Douglasville-Douglas County Water and Sewer Authority,               12/15 at 100.00         AAA          1,045,530
                 Georgia, Water and Sewer Revenue Bonds, Series 2005,
                 5.000%, 6/01/29 - MBIA Insured

          445   Douglasville-Douglas County Water and Sewer Authority,                6/17 at 100.00         AAA            465,377
                 Georgia, Water and Sewer Revenue Bonds, Series 2007,
                 5.000%, 6/01/37 - MBIA Insured

        4,000   Forsyth County Water and Sewerage Authority, Georgia,                 4/13 at 100.00         AA+          4,117,800
                 Revenue Bonds, Series 2002, 5.000%, 4/01/32

          375   Forsyth County Water and Sewerage Authority, Georgia,                 4/17 at 100.00         AAA            391,905
                 Revenue Bonds, Series 2007, 5.000%, 4/01/37 - FSA Insured

          950   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             7/08 at 101.00         AAA            967,870
                 Series 1998, 5.000%, 1/01/16 - FGIC Insured

        3,100   Harris County, Georgia, Water System Revenue Bonds,                  12/12 at 100.00         Aaa          3,242,166
                 Series 2002, 5.000%, 12/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,570   Total Water and Sewer                                                                                    16,162,760
------------------------------------------------------------------------------------------------------------------------------------
$      93,675   Total Investments (cost $95,947,393) - 149.6%                                                            97,487,561
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                        658,852
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.7)%                                                        (33,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  65,146,413
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

             WI/DD  Purchased on a when-issued or delayed delivery basis.

                                 See accompanying notes to financial statements.

NNC
Nuveen North Carolina Premium Income Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 23.9% (15.6% OF TOTAL INVESTMENTS)

$       1,000   North Carolina Capital Facilities Financing Agency, Housing           6/13 at 100.00         AAA     $    1,030,860
                 Revenue Bonds, Elizabeth City State University, Series 2003A,
                 5.000%, 6/01/28 - AMBAC Insured

        2,500   North Carolina Capital Facilities Financing Agency, Revenue          10/15 at 100.00         AA+          2,600,875
                 Bonds, Duke University, Series 2005A, 5.000%, 10/01/41

          970   North Carolina Capital Facilities Financing Agency, Revenue           4/13 at 100.00         AAA          1,017,947
                 Bonds, Johnson and Wales University, Series 2003A,
                 5.250%, 4/01/23 - XLCA Insured

        2,285   North Carolina State University at Raleigh, General Revenue          10/13 at 100.00          AA          2,461,905
                 Bonds, Series 2003A, 5.000%, 10/01/15

        1,530   University of North Carolina System, Pooled Revenue Bonds,              No Opt. Call         AAA          1,669,521
                 Series 2005A, 5.000%, 4/01/15 - AMBAC Insured

          580   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA            618,129
                 Bonds, Series 2002A, 5.375%, 4/01/22 - AMBAC Insured

                University of North Carolina Wilmington, Certificates of
                Participation, Student Housing Project Revenue Bonds,
                Series 2006:
        1,430    5.000%, 6/01/23 - FGIC Insured                                       6/16 at 100.00         AAA          1,504,303
        1,505    5.000%, 6/01/24 - FGIC Insured                                       6/16 at 100.00         AAA          1,577,722
          500    5.000%, 6/01/37 - FGIC Insured                                       6/16 at 100.00         AAA            516,965

                University of North Carolina, Chapel Hill, System Net Revenue
                Bonds, Series 2003:
        2,380    5.000%, 12/01/19                                                    12/13 at 100.00         AA+          2,531,344
        2,725    5.000%, 12/01/21                                                    12/13 at 100.00         AA+          2,873,594
        1,500    5.000%, 12/01/23                                                    12/13 at 100.00         AA+          1,577,790

        1,675   University of North Carolina, Wilmington, General Revenue             1/12 at 101.00         Aaa          1,753,692
                 Bonds, Series 2002A, 5.000%, 1/01/23 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,580   Total Education and Civic Organizations                                                                  21,734,647
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 1.7% (1.1% OF TOTAL INVESTMENTS)

        1,500   Virgin Islands Public Finance Authority, Revenue Bonds, Refinery      1/14 at 100.00         BBB          1,536,180
                 Project - Hovensa LLC, Series 2003, 6.125%, 7/01/22
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 24.9% (16.3% OF TOTAL INVESTMENTS)

        1,145   Albemarle Hospital Authority, North Carolina, Health Care            10/17 at 100.00         BBB          1,134,477
                 Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/27

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        11/13 at 100.00         AA-          2,065,560
                 Revenue Bonds, Novant Health Obligated Group, Series 2003A,
                 5.000%, 11/01/19

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        10/09 at 101.00          A-          2,067,020
                 Revenue Bonds, Stanly Memorial Hospital, Series 1999,
                 6.375%, 10/01/29

                North Carolina Medical Care Commission, Healthcare Facilities
                Revenue Bonds, Union Regional Medical Center, Series 2002A:
        1,000    5.500%, 1/01/19                                                      1/12 at 100.00           A          1,037,090
          550    5.500%, 1/01/20                                                      1/12 at 100.00           A            569,366
        1,750    5.375%, 1/01/32                                                      1/12 at 100.00           A          1,775,515

        1,615   North Carolina Medical Care Commission, Hospital Revenue             10/08 at 101.00          AA          1,603,970
                 Bonds, FirstHealth of the Carolinas Inc., Series 1998,
                 4.750%, 10/01/26


                                       31

NNC
Nuveen North Carolina Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       3,000   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A     $    3,057,150
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.375%, 6/01/32

        1,500   North Carolina Medical Care Commission, Hospital Revenue             11/17 at 100.00          A-          1,506,930
                 Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/27

        2,645   North Carolina Medical Care Commission, Revenue Bonds,                1/15 at 100.00         AAA          2,680,311
                 Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
                 FGIC Insured

                North Carolina Medical Care Commission, Revenue Bonds,
                Cleveland County Healthcare System, Series 2004A:
          600    5.250%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00         AAA            633,954
          500    5.250%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00         AAA            524,490

                Onslow County Hospital Authority, North Carolina, FHA Insured
                Mortgage Revenue Bonds, Onslow Memorial Hospital Project,
                Series 2006:
          685    5.000%, 4/01/31 - MBIA Insured                                      10/16 at 100.00         AAA            700,919
        3,210    5.000%, 10/01/34 - MBIA Insured                                     10/16 at 100.00         AAA          3,270,637

------------------------------------------------------------------------------------------------------------------------------------
       22,200   Total Health Care                                                                                        22,627,389
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.7% (2.4% OF TOTAL INVESTMENTS)

        1,000   Asheville Housing Authority, North Carolina, GNMA-Collateralized      5/08 at 102.00          AA          1,007,830
                 Multifamily Housing Revenue Bonds, Woodridge Apartments,
                 Series 1997, 5.800%, 11/20/39 (Alternative Minimum Tax)

        2,290   Mecklenburg County, North Carolina, FNMA Multifamily Housing          7/13 at 105.00         AAA          2,326,663
                 Revenue Bonds, Little Rock Apartments, Series 2003,
                 5.375%, 1/01/36 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,290   Total Housing/Multifamily                                                                                 3,334,493
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 8.3% (5.4% OF TOTAL INVESTMENTS)

        1,080   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA          1,086,664
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 - AMBAC Insured (Alternative Minimum Tax)

        2,790   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          2,870,352
                 Revenue Bonds, 1998 Trust Agreement, Series 6A,
                 6.200%, 1/01/29 (Alternative Minimum Tax)

        1,400   North Carolina Housing Finance Agency, Home Ownership                 1/17 at 100.00          AA          1,336,244
                 Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33
                 (Alternative Minimum Tax)

          835   North Carolina Housing Finance Agency, Home Ownership                 7/16 at 100.00          AA            800,381
                 Revenue Bonds, Series 25-A, 4.900%, 7/01/37
                 (Alternative Minimum Tax)

        1,445   North Carolina Housing Finance Agency, Single Family Revenue          3/08 at 100.00          AA          1,476,414
                 Bonds, Series 1996HH, 6.300%, 3/01/26
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,550   Total Housing/Single Family                                                                               7,570,055
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.3% (0.3% OF TOTAL INVESTMENTS)

          375   North Carolina Medical Care Commission, Revenue Bonds,                1/16 at 100.00         N/R            358,376
                 Pines at Davidson, Series 2006A, 5.000%, 1/01/36
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.5% (1.0% OF TOTAL INVESTMENTS)

        1,425   Gaston County Industrial Facilities and Pollution Control             8/15 at 100.00         N/R          1,386,368
                 Financing Authority, North Carolina, National Gypsum
                 Company Project Exempt Facilities Revenue Bonds,
                 Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 11.1% (7.3% OF TOTAL INVESTMENTS)

        1,890   Craven County, North Carolina, General Obligation Bonds,              5/12 at 101.00         AAA          1,984,028
                 Series 2002, 5.000%, 5/01/21 - AMBAC Insured

        4,285   Durham County, North Carolina, General Obligation Bonds,              4/12 at 100.00         AAA          4,551,956
                 Series 2002B, 5.000%, 4/01/16


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,820   Durham, North Carolina, General Obligation Bonds,                     4/17 at 100.00         AAA     $    3,064,099
                 Series 2007, 5.000%, 4/01/21

          500   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA            532,055
                 5.000%, 3/01/22

------------------------------------------------------------------------------------------------------------------------------------
        9,495   Total Tax Obligation/General                                                                             10,132,138
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 34.8% (22.7% OF TOTAL INVESTMENTS)

        1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-          1,411,596
                 Series 2002, 5.250%, 2/01/17

        1,800   Catawba County, North Carolina, Certificates of Participation,        6/14 at 100.00         Aaa          1,919,754
                 Series 2004, 5.250%, 6/01/21 - MBIA Insured

        1,700   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,780,648
                 Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26

        1,500   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,524,135
                 Transit Projects, Series 2003A, 5.000%, 6/01/33

                Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
                Series 2002:
        1,050    5.250%, 6/01/20                                                      6/12 at 101.00         AAA          1,128,330
        1,750    5.000%, 6/01/25                                                      6/12 at 101.00         AAA          1,822,415

        1,400   Craven County, North Carolina, Certificates of Participation,         6/17 at 100.00         AAA          1,463,000
                 Series 2007, 5.000%, 6/01/27 - MBIA Insured

        1,000   Davidson County, North Carolina, Certificates of Participation,         No Opt. Call         AAA          1,095,390
                 Series 2004, 5.250%, 6/01/14 - AMBAC Insured

                Lee County, North Carolina, Certificates of Participation,
                Public Schools and Community College, Series 2004:
        1,715    5.250%, 4/01/18 - FSA Insured                                        4/14 at 100.00         AAA          1,839,097
          500    5.250%, 4/01/20 - FSA Insured                                        4/14 at 100.00         AAA            533,065
        1,000    5.250%, 4/01/22 - FSA Insured                                        4/14 at 100.00         AAA          1,059,820

        2,600   North Carolina Infrastructure Finance Corporation, Certificates       2/15 at 100.00         AA+          2,754,700
                 of Participation, Capital Improvements, Series 2005A,
                 5.000%, 2/01/19

        1,500   North Carolina Infrastructure Finance Corporation, Certificates       2/14 at 100.00         AA+          1,559,160
                 of Participation, Correctional Facilities, Series 2004A,
                 5.000%, 2/01/23

        1,500   North Carolina, Certificates of Participation, Repair and             6/14 at 100.00         AA+          1,568,970
                 Renovation Project, Series 2004B, 5.000%, 6/01/20

                North Carolina, Certificates of Participation, Series 2003:
        1,130    5.250%, 6/01/21                                                      6/13 at 100.00         AA+          1,187,472
        1,000    5.250%, 6/01/23                                                      6/13 at 100.00         AA+          1,042,880

        2,000   Puerto Rico Highway and Transportation Authority, Grant               3/14 at 100.00         AAA          2,135,960
                 Anticipation Revenue Bonds, Series 2004, 5.000%, 9/15/21 -
                 MBIA Insured

        1,000   Puerto Rico Public Buildings Authority, Guaranteed Government           No Opt. Call         AAA          1,086,170
                 Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/15 -
                 FGIC Insured

          285   Raleigh, North Carolina, Certificates of Participation,               2/17 at 100.00         AA+            297,443
                 Series 2007, 5.000%, 2/01/27

        1,000   Randolph County, North Carolina, Certificates of Participation,       6/14 at 102.00         AAA          1,064,430
                 Series 2004, 5.000%, 6/01/20 - FSA Insured

        1,950   Sampson County, North Carolina, Certificates of Participation,        6/17 at 100.00         AAA          2,025,465
                 Series 2006, 5.000%, 6/01/34 - FSA Insured (UB)

          700   Wilson County, North Carolina, Certificates of Participation,         4/17 at 100.00         AAA            738,136
                 School Facilities Project, Series 2007, 5.000%, 4/01/25 -
                 AMBAC Insured

          540   Wilson, North Carolina, Certificates of Particiation,                 5/17 at 100.00         AAA            563,263
                 Public Facilities, Series 2007A, 5.000%, 5/01/29 - AGC Insured

------------------------------------------------------------------------------------------------------------------------------------
       29,950   Total Tax Obligation/Limited                                                                             31,601,299
------------------------------------------------------------------------------------------------------------------------------------


                                       33

NNC
Nuveen North Carolina Premium Income Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.0% (4.6% OF TOTAL INVESTMENTS)

                Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A:
$         600    5.250%, 7/01/24 - MBIA Insured                                       7/14 at 100.00         AAA     $      632,544
        2,710    5.000%, 7/01/29 - MBIA Insured                                       7/14 at 100.00         AAA          2,787,154

          500   Piedmont Triad Airport Authority, North Carolina, Airport Revenue     7/15 at 100.00         AAA            527,565
                 Bonds, Series 2005A, 5.000%, 7/01/20 - XLCA Insured

        2,250   Raleigh Durham Airport Authority, North Carolina, Airport Revenue     5/11 at 101.00         Aaa          2,389,028
                 Bonds, Series 2001A, 5.250%, 11/01/16 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,060   Total Transportation                                                                                      6,336,291
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 14.4% (9.4% OF TOTAL INVESTMENTS) (4)

          250   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/15 at 100.00     AA- (4)            272,880
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)

          750   Johnston County Finance Corporation, North Carolina, Installment      8/09 at 101.00         AAA            781,440
                 Payment Revenue Bonds, School and Museum Projects,
                 Series 1999, 5.250%, 8/01/21 (Pre-refunded 8/01/09) -
                 FSA Insured

        1,530   North Carolina Medical Care Commission, Health System                10/11 at 101.00      AA (4)          1,653,838
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)

          735   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00      AA (4)            804,810
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24
                 (Pre-refunded 11/01/14)

        1,165   North Carolina Municipal Power Agency 1, Catawba Electric               No Opt. Call         AAA          1,253,319
                 Revenue Bonds, Series 1980, 10.500%, 1/01/10 (ETM)

        4,260   North Carolina Municipal Power Agency 1, Catawba Electric               No Opt. Call         AAA          4,692,046
                 Revenue Bonds, Series 1986, 5.000%, 1/01/20 (ETM)

        1,000   North Carolina, General Obligation Bonds, Series 2000A,               9/10 at 102.00         AAA          1,067,000
                 5.100%, 9/01/16 (Pre-refunded 9/01/10)

          420   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         Aaa            459,329
                 Bonds, Series 2002A, 5.375%, 4/01/22
                 (Pre-refunded 10/01/12) - AMBAC Insured

        2,000   Winston-Salem, North Carolina, Water and Sewerage System              6/12 at 100.00         AAA          2,144,220
                 Revenue Bonds, Series 2002A, 5.000%, 6/01/18
                 (Pre-refunded 6/01/12)

------------------------------------------------------------------------------------------------------------------------------------
       12,110   Total U.S. Guaranteed                                                                                    13,128,882
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 12.9% (8.4% OF TOTAL INVESTMENTS)

        3,000   North Carolina Eastern Municipal Power Agency, Power System           1/13 at 100.00        Baa1          3,181,050
                 Revenue Bonds, Series 2003F, 5.500%, 1/01/15

        1,000   North Carolina Eastern Municipal Power Agency, Power System           1/16 at 100.00         AAA          1,081,650
                 Revenue Bonds, Series 2005, 5.250%, 1/01/20 - AMBAC Insured

        4,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00          A3          4,233,640
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

        2,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          2,150,140
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/15 -
                 AMBAC Insured

        1,000   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A2          1,049,730
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17

------------------------------------------------------------------------------------------------------------------------------------
       11,000   Total Utilities                                                                                          11,696,210
------------------------------------------------------------------------------------------------------------------------------------


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.5% (5.5% OF TOTAL INVESTMENTS)

$       1,605   Broad River Water Authority, North Carolina, Water System             6/15 at 100.00         Aaa     $    1,705,473
                 Revenue Bonds, Series 2005, 5.000%, 6/01/20 - XLCA Insured

           50   Charlotte, North Carolina, Water and Sewerage System                  6/11 at 101.00         AAA             52,084
                 Revenue Bonds, Series 2001, 5.125%, 6/01/26

        1,295   Greensboro, North Carolina, Combined Enterprise System                6/15 at 100.00         AAA          1,361,511
                 Revenue Bonds, Series 2005A, 5.000%, 6/01/26

          500   Onslow County, North Carolina, Combined Enterprise System             6/14 at 100.00         AAA            522,410
                 Revenue Bonds, Series 2004B, 5.000%, 6/01/23 - XLCA Insured

        3,865   Winstom-Salem, North Carolina, Water and Sewer System                 6/17 at 100.00         AAA          4,075,758
                 Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)

------------------------------------------------------------------------------------------------------------------------------------
        7,315   Total Water and Sewer                                                                                     7,717,236
------------------------------------------------------------------------------------------------------------------------------------
$     132,850   Total Investments (cost $136,217,517) - 153.0%                                                          139,159,564
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (4.3)%                                                                       (3,870,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                      2,469,217
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.5)%                                                        (46,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  90,958,781
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NRB
Nuveen North Carolina Dividend Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 19.4% (11.6% OF TOTAL INVESTMENTS)

$         380   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         AA+     $      395,455
                 Bonds, Duke University, Series 2001A, 5.125%, 10/01/26

          500   North Carolina Capital Facilities Financing Agency, Revenue           9/11 at 101.00        Baa2            509,935
                 Bonds, High Point University, Series 2001, 5.125%, 9/01/18

        1,430   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          1,543,642
                 Bonds, Series 2002A, 5.375%, 4/01/17 - AMBAC Insured

          250   University of North Carolina Wilmington, Certificates of              6/16 at 100.00         AAA            258,483
                 Participation, Student Housing Project Revenue Bonds,
                 Series 2006, 5.000%, 6/01/37 - FGIC Insured

        1,750   University of North Carolina, Chapel Hill, System Net Revenue         6/11 at 100.00         AA+          1,810,725
                 Bonds, Series 2001A, 5.000%, 12/01/25

        1,845   University of North Carolina, Chapel Hill, System Net Revenue           No Opt. Call         AA+          1,968,486
                 Bonds, Series 2002B, 5.000%, 12/01/11

------------------------------------------------------------------------------------------------------------------------------------
        6,155   Total Education and Civic Organizations                                                                   6,486,726
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 20.4% (12.2% OF TOTAL INVESTMENTS)

          555   Albemarle Hospital Authority, North Carolina, Health Care            10/17 at 100.00         BBB            535,819
                 Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38

        1,110   North Carolina Medical Care Commission, Healthcare Facilities         1/12 at 100.00           A          1,155,210
                 Revenue Bonds, Union Regional Medical Center, Series 2002A,
                 5.250%, 1/01/15

        2,500   North Carolina Medical Care Commission, Healthcare Revenue            5/08 at 100.00         AA-          2,502,325
                 Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/26

        1,500   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A          1,542,885
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.250%, 6/01/22

          500   North Carolina Medical Care Commission, Hospital Revenue             11/17 at 100.00          A-            514,565
                 Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20

          300   North Carolina Medical Care Commission, Revenue Bonds,                1/15 at 100.00         AAA            304,005
                 Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
                 FGIC Insured

          255   Onslow County Hospital Authority, North Carolina, FHA Insured        10/16 at 100.00         AAA            260,926
                 Mortgage Revenue Bonds, Onslow Memorial Hospital Project,
                 Series 2006, 5.000%, 4/01/31 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,720   Total Health Care                                                                                         6,815,735
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 5.9% (3.5% OF TOTAL INVESTMENTS)

          430   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA            432,653
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 - AMBAC Insured (Alternative Minimum Tax)

          755   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA            762,165
                 Revenue Bonds, 1998 Trust Agreement, Series 5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)

          500   North Carolina Housing Finance Agency, Home Ownership                 1/17 at 100.00          AA            477,230
                 Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33
                 (Alternative Minimum Tax)

          330   North Carolina Housing Finance Agency, Home Ownership                 7/16 at 100.00          AA            316,318
                 Revenue Bonds, Series 25-A, 4.900%, 7/01/37
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,015   Total Housing/Single Family                                                                               1,988,366
------------------------------------------------------------------------------------------------------------------------------------


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.6% (1.5% OF TOTAL INVESTMENTS)

$         300   North Carolina Medical Care Commission, Health Care Facilities       10/16 at 100.00         N/R     $      286,581
                 Revenue Bonds, Presbyterian Homes, Series 2006B,
                 5.200%, 10/01/21

          200   North Carolina Medical Care Commission, Healthcare Facilities        10/16 at 100.00         N/R            195,698
                 Revenue Bonds, Presbyterian Homes, Series 2006,
                 5.400%, 10/01/27

          150   North Carolina Medical Care Commission, Revenue Bonds,                1/16 at 100.00         N/R            143,351
                 Pines at Davidson, Series 2006A, 5.000%, 1/01/36

          250   North Carolina Medical Care Commission, Revenue Bonds,                9/15 at 100.00         N/R            240,043
                 United Church Homes and Services, Series 2005A,
                 5.250%, 9/01/21

------------------------------------------------------------------------------------------------------------------------------------
          900   Total Long-Term Care                                                                                        865,673
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.4% (0.9% OF TOTAL INVESTMENTS)

          515   Gaston County Industrial Facilities and Pollution Control             8/15 at 100.00         N/R            501,038
                 Financing Authority, North Carolina, National Gypsum
                 Company Project Exempt Facilities Revenue Bonds,
                 Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 9.6% (5.7% OF TOTAL INVESTMENTS)

        1,000   Durham, North Carolina, General Obligation Bonds,                     4/17 at 100.00         AAA          1,086,560
                 Series 2007, 5.000%, 4/01/21

                North Carolina, General Obligation Bonds, Series 2004A:
        1,000    5.000%, 3/01/18                                                      3/14 at 100.00         AAA          1,068,470
        1,000    5.000%, 3/01/22                                                      3/14 at 100.00         AAA          1,064,110

------------------------------------------------------------------------------------------------------------------------------------
        3,000   Total Tax Obligation/General                                                                              3,219,140
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 24.8% (14.9% OF TOTAL INVESTMENTS)

        1,400   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,466,416
                 Governmental Facilities Projects, Series 2003G,
                 5.375%, 6/01/26

          160   Craven County, North Carolina, Certificates of Participation,         6/17 at 100.00         AAA            169,109
                 Series 2007, 5.000%, 6/01/23 - MBIA Insured

        1,870   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          2,021,657
                 Series 2002, 5.250%, 6/01/15 - AMBAC Insured

        1,250   Davidson County, North Carolina, Certificates of Participation,       6/14 at 100.00         AAA          1,330,225
                 Series 2004, 5.250%, 6/01/21 - AMBAC Insured

        1,390   Durham, North Carolina, Certificates of Participation,                6/15 at 100.00         AA+          1,436,079
                 Series 2005B, 5.000%, 6/01/25

          470   Raleigh, North Carolina, Certificates of Participation, Downtown      6/14 at 100.00         AA+            494,069
                 Improvement Project, Series 2004B, 5.000%, 6/01/20

          170   Raleigh, North Carolina, Certificates of Participation,               2/17 at 100.00         AA+            177,422
                 Series 2007, 5.000%, 2/01/27

          700   Sampson County, North Carolina, Certificates of Participation,        6/17 at 100.00         AAA            727,090
                 Series 2006, 5.000%, 6/01/34 - FSA Insured (UB)

          250   Wilson County, North Carolina, Certificates of Participation,         4/17 at 100.00         AAA            263,620
                 School Facilities Project, Series 2007, 5.000%, 4/01/25 -
                 AMBAC Insured

          195   Wilson, North Carolina, Certificates of Particiation, Public          5/17 at 100.00         AAA            203,401
                 Facilities, Series 2007A, 5.000%, 5/01/29 - AGC Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,855   Total Tax Obligation/Limited                                                                              8,289,088
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 6.3% (3.7% OF TOTAL INVESTMENTS)

          450   Piedmont Triad Airport Authority, North Carolina, Airport Revenue     7/15 at 100.00         AAA            474,809
                 Bonds, Series 2005A, 5.000%, 7/01/20 - XLCA Insured

        1,530   Raleigh Durham Airport Authority, North Carolina, Airport Revenue     5/11 at 101.00         Aaa          1,618,709
                 Bonds, Series 2001A, 5.250%, 11/01/18 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,980   Total Transportation                                                                                      2,093,518
------------------------------------------------------------------------------------------------------------------------------------


                                       37

NRB
Nuveen North Carolina Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 17.2% (10.2% OF TOTAL INVESTMENTS) (4)

$       1,000   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa     $    1,060,280
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26
                 (Pre-refunded 6/01/10) - MBIA Insured

          100   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/15 at 100.00     AA- (4)            109,152
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)

          500   Greensboro, North Carolina, Combined Enterprise System                6/11 at 101.00         AAA            536,040
                 Revenue Bonds, Series 2001A, 5.125%, 6/01/21
                 (Pre-refunded 6/01/11)

        1,620   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         Aaa          1,730,759
                 Bonds, Duke University, Series 2001A, 5.125%, 10/01/26
                 (Pre-refunded 10/01/11)

          800   North Carolina Medical Care Commission, Health System                10/11 at 101.00      AA (4)            864,752
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)

          300   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00      AA (4)            328,494
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24
                 (Pre-refunded 11/01/14)

        1,020   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         Aaa          1,115,513
                 Bonds, Series 2002A, 5.375%, 4/01/17
                 (Pre-refunded 10/01/12) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,340   Total U.S. Guaranteed                                                                                     5,744,990
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 22.4% (13.4% OF TOTAL INVESTMENTS)

                Greenville, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2001:
        1,000    5.250%, 9/01/20 - FSA Insured                                        9/11 at 101.00         AAA          1,062,320
          500    5.250%, 9/01/21 - FSA Insured                                        9/11 at 101.00         AAA            528,365

          500   North Carolina Eastern Municipal Power Agency, Power System           1/16 at 100.00         AAA            540,825
                 Revenue Bonds, Series 2005, 5.250%, 1/01/20 - AMBAC Insured

        2,500   North Carolina Eastern Municipal Power Agency, Power System           1/08 at 100.00         AAA          2,503,848
                 Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 -
                 FGIC Insured

        1,000   North Carolina Eastern Municipal Power Agency, Power System           1/09 at 102.00        Baa1          1,033,990
                 Revenue Refunding Bonds, Series 1999B, 5.650%, 1/01/16

          250   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA            257,220
                 Series 2005RR, 5.000%, 7/01/24 - FGIC Insured

        1,500   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A2          1,574,595
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17

------------------------------------------------------------------------------------------------------------------------------------
        7,250   Total Utilities                                                                                           7,501,163
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 37.5% (22.4% OF TOTAL INVESTMENTS)

        2,250   Charlotte, North Carolina, Water and Sewerage System                  6/11 at 101.00         AAA          2,343,758
                 Revenue Bonds, Series 2001, 5.125%, 6/01/26

          500   Greensboro, North Carolina, Combined Enterprise System                6/15 at 100.00         AAA            526,995
                 Revenue Bonds, Series 2005A, 5.000%, 6/01/25

          400   Onslow County, North Carolina, Combined Enterprise System             6/14 at 100.00         AAA            417,928
                 Revenue Bonds, Series 2004B, 5.000%, 6/01/23 -
                 XLCA Insured


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Raleigh, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2006A:
$       4,440    5.000%, 3/01/31 (UB)                                                 3/16 at 100.00         AAA     $    4,667,861
        3,000    5.000%, 3/01/36 (UB)                                                 3/16 at 100.00         AAA          3,145,470

            5   Raleigh, North Carolina, Combined Enterprise System Revenue           3/16 at 100.00         AAA              5,727
                 Bonds, Series 2006A, Residuals Series II-R-645-1,
                 7.284%, 3/01/36 (IF)

        1,385   Winstom-Salem, North Carolina, Water and Sewer System                 6/17 at 100.00         AAA          1,460,524
                 Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)

------------------------------------------------------------------------------------------------------------------------------------
       11,980   Total Water and Sewer                                                                                    12,568,263
------------------------------------------------------------------------------------------------------------------------------------
$      53,710   Total Investments (cost $54,703,163) - 167.5%                                                            56,073,700
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (19.0)%                                                                      (6,350,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                        751,035
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.8)%                                                        (17,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  33,474,735
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NNO
Nuveen North Carolina Dividend Advantage Municipal Fund 2
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.2% (10.2% OF TOTAL INVESTMENTS)

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2001:
$         600    5.125%, 7/15/24 - MBIA Insured                                       1/11 at 101.00         Aaa     $      626,178
          200    5.125%, 7/15/27 - MBIA Insured                                       1/11 at 101.00         Aaa            208,282

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2002:
        1,040    5.000%, 7/15/14 - MBIA Insured                                       7/12 at 100.00         Aaa          1,108,786
        1,000    5.000%, 7/15/15 - MBIA Insured                                       7/12 at 100.00         Aaa          1,058,850

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University, Series 2001A:
          715    5.125%, 10/01/26                                                    10/11 at 100.00         AA+            744,079
          380    5.125%, 10/01/41                                                    10/11 at 100.00         AA+            392,449

        1,000   University of North Carolina System, Pooled Revenue Bonds,            4/15 at 100.00         AAA          1,057,960
                 Series 2005A, 5.000%, 4/01/22 - AMBAC Insured

          635   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA            682,981
                 Bonds, Series 2002A, 5.375%, 4/01/19 - AMBAC Insured

                University of North Carolina Wilmington, Certificates of
                Participation, Student Housing Project Revenue Bonds,
                Series 2006:
          500    5.000%, 6/01/21 - FGIC Insured                                       6/16 at 100.00         AAA            530,005
          250    5.000%, 6/01/37 - FGIC Insured                                       6/16 at 100.00         AAA            258,483

        1,500   University of North Carolina, Chapel Hill, System Net Revenue           No Opt. Call         AA+          1,600,395
                 Bonds, Series 2002B, 5.000%, 12/01/11

          250   University of North Carolina, Charlotte, Certificates of              3/15 at 100.00         AAA            264,380
                 Participation, Student Housing Project, Series 2005,
                 5.000%, 3/01/21 - AMBAC Insured

          400   University of North Carolina, Greensboro, General Revenue             4/11 at 101.00         AAA            428,536
                 Refunding Bonds, Series 2002B, 5.375%, 4/01/17 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,470   Total Education and Civic Organizations                                                                   8,961,364
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 24.2% (15.4% OF TOTAL INVESTMENTS)

          945   Albemarle Hospital Authority, North Carolina, Health Care            10/17 at 100.00         BBB            912,341
                 Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38

        1,640   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00         AA-          1,648,708
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        11/13 at 100.00         AA-          2,058,200
                 Revenue Bonds, Novant Health Obligated Group, Series 2003A,
                 5.000%, 11/01/20

        1,005   North Carolina Medical Care Commission, Healthcare Facilities         1/12 at 100.00           A          1,051,310
                 Revenue Bonds, Union Regional Medical Center, Series 2002A,
                 5.250%, 1/01/13

                North Carolina Medical Care Commission, Hospital Revenue
                Bonds, Southeastern Regional Medical Center, Series 2002:
        1,000    5.500%, 6/01/15                                                      6/12 at 101.00           A          1,063,030
        2,100    5.250%, 6/01/22                                                      6/12 at 101.00           A          2,160,039


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         925   North Carolina Medical Care Commission, Hospital Revenue             11/17 at 100.00          A-     $      929,274
                 Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/27

        2,000   North Carolina Medical Care Commission, Revenue Bonds,                1/15 at 100.00         AAA          2,026,700
                 Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
                 FGIC Insured

                North Carolina Medical Care Commission, Revenue Bonds,
                Cleveland County Healthcare System, Series 2004A:
          595    5.250%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00         AAA            628,671
          500    5.250%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00         AAA            524,490

          430   Onslow County Hospital Authority, North Carolina, FHA Insured        10/16 at 100.00         AAA            439,993
                 Mortgage Revenue Bonds, Onslow Memorial Hospital Project,
                 Series 2006, 5.000%, 4/01/31 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       13,140   Total Health Care                                                                                        13,442,756
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 5.7% (3.6% OF TOTAL INVESTMENTS)

          370   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA            372,283
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 - AMBAC Insured (Alternative Minimum Tax)

                North Carolina Housing Finance Agency, Home Ownership
                Revenue Bonds, Series 13A:
          735    4.700%, 7/01/12 (Alternative Minimum Tax)                            7/11 at 100.00          AA            752,081
          740    4.850%, 7/01/13 (Alternative Minimum Tax)                            7/11 at 100.00          AA            757,368

          850   North Carolina Housing Finance Agency, Home Ownership                 1/17 at 100.00          AA            811,291
                 Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33
                 (Alternative Minimum Tax)

          510   North Carolina Housing Finance Agency, Home Ownership                 7/16 at 100.00          AA            488,855
                 Revenue Bonds, Series 25-A, 4.900%, 7/01/37
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,205   Total Housing/Single Family                                                                               3,181,878
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.2% (1.4% OF TOTAL INVESTMENTS)

          600   North Carolina Medical Care Commission, Health Care Facilities       10/16 at 100.00         N/R            573,162
                 Revenue Bonds, Presbyterian Homes, Series 2006B,
                 5.200%, 10/01/21

          250   North Carolina Medical Care Commission, Healthcare Facilities        10/16 at 100.00         N/R            244,623
                 Revenue Bonds, Presbyterian Homes, Series 2006,
                 5.400%, 10/01/27

          185   North Carolina Medical Care Commission, Revenue Bonds,                1/16 at 100.00         N/R            176,799
                 Pines at Davidson, Series 2006A, 5.000%, 1/01/36

          250   North Carolina Medical Care Commission, Revenue Bonds,                9/15 at 100.00         N/R            240,043
                 United Church Homes and Services, Series 2005A,
                 5.250%, 9/01/21

------------------------------------------------------------------------------------------------------------------------------------
        1,285   Total Long-Term Care                                                                                      1,234,627
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 3.6% (2.3% OF TOTAL INVESTMENTS)

          865   Gaston County Industrial Facilities and Pollution Control Financing   8/15 at 100.00         N/R            841,550
                 Authority, North Carolina, National Gypsum Company Project
                 Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
                 (Alternative Minimum Tax)

        1,100   Northampton County Industrial Facilities and Pollution Control        2/11 at 101.00         BBB          1,131,823
                 Financing Authority, North Carolina, Environmental Improvement
                 Revenue Bonds, International Paper Company, Series 2001A,
                 6.200%, 2/01/25 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,965   Total Materials                                                                                           1,973,373
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 5.3% (3.3% OF TOTAL INVESTMENTS)

          250   Durham County, North Carolina, General Obligation Bonds,              5/10 at 102.00         AAA            267,878
                 Series 2000, 5.600%, 5/01/15

        1,475   Durham, North Carolina, General Obligation Bonds, Series 2007,        4/17 at 100.00         AAA          1,594,269
                 5.000%, 4/01/22

        1,000   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA          1,064,110
                 5.000%, 3/01/22

------------------------------------------------------------------------------------------------------------------------------------
        2,725   Total Tax Obligation/General                                                                              2,926,257
------------------------------------------------------------------------------------------------------------------------------------


                                       41

NNO
Nuveen North Carolina Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 34.4% (21.9% OF TOTAL INVESTMENTS)

$          30   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-     $       31,984
                 Series 2002, 5.250%, 2/01/16

        1,750   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          1,788,378
                 Governmental Facilities Projects, Series 2003G,
                 5.000%, 6/01/28

        1,850   Charlotte, North Carolina, Storm Water Fee Revenue Bonds,             6/12 at 101.00         AAA          1,988,010
                 Series 2002, 5.250%, 6/01/18

          800   Craven County, North Carolina, Certificates of Participation,         6/17 at 100.00         AAA            836,000
                 Series 2007, 5.000%, 6/01/27 - MBIA Insured

                Hartnett County, North Carolina, Certificates of Participation,
                Series 2002:
        1,000    5.250%, 12/01/15 - FSA Insured                                      12/12 at 101.00         AAA          1,081,860
        2,025    5.375%, 12/01/16 - FSA Insured                                      12/12 at 101.00         AAA          2,218,793

          715   Lee County, North Carolina, Certificates of Participation,            4/14 at 100.00         AAA            762,283
                 Public Schools and Community College, Series 2004,
                 5.250%, 4/01/20 - FSA Insured

        1,380   Pasquotank County, North Carolina, Certificates of Participation,     6/14 at 100.00         AAA          1,429,942
                 Series 2004, 5.000%, 6/01/25 - MBIA Insured

        2,070   Pitt County, North Carolina, Certificates of Participation, School    4/14 at 100.00         AAA          2,133,860
                 Facilities Project, Series 2004B, 5.000%, 4/01/29 - AMBAC Insured

        1,270   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA          1,416,520
                 Revenue Bonds, Series 2005C, 5.500%, 7/01/16 - AMBAC Insured

                Raleigh, North Carolina, Certificates of Participation, Downtown
                Improvement Project, Series 2004B:
          805    5.000%, 6/01/20                                                      6/14 at 100.00         AA+            846,224
        1,310    5.000%, 6/01/21                                                      6/14 at 100.00         AA+          1,372,513

          115   Raleigh, North Carolina, Certificates of Participation,               2/17 at 100.00         AA+            120,021
                 Series 2007, 5.000%, 2/01/27

        1,000   Randolph County, North Carolina, Certificates of Participation,       6/14 at 102.00         AAA          1,064,430
                 Series 2004, 5.000%, 6/01/20 - FSA Insured

        1,150   Sampson County, North Carolina, Certificates of Participation,        6/17 at 100.00         AAA          1,194,505
                 Series 2006, 5.000%, 6/01/34 - FSA Insured (UB)

          400   Wilson County, North Carolina, Certificates of Participation,         4/17 at 100.00         AAA            421,792
                 School Facilities Project, Series 2007, 5.000%, 4/01/25 -
                 AMBAC Insured

          325   Wilson, North Carolina, Certificates of Particiation, Public          5/17 at 100.00         AAA            339,001
                 Facilities, Series 2007A, 5.000%, 5/01/29 - AGC Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,995   Total Tax Obligation/Limited                                                                             19,046,116
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 16.0% (10.2% OF TOTAL INVESTMENTS)

        2,035   Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A,       7/14 at 100.00         AAA          2,084,776
                 5.000%, 7/01/34 - MBIA Insured

          590   Piedmont Triad Airport Authority, North Carolina, Airport Revenue     7/15 at 100.00         AAA            622,527
                 Bonds, Series 2005A, 5.000%, 7/01/20 - XLCA Insured

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        1,000    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa          1,062,790
        2,320    5.250%, 11/01/16 - FGIC Insured                                      5/11 at 101.00         Aaa          2,463,352
        2,230    5.250%, 11/01/17 - FGIC Insured                                      5/11 at 101.00         Aaa          2,373,746

          270   University of North Carolina, Charlotte, Parking System Revenue       1/12 at 101.00         Aaa            283,708
                 Bonds, Series 2002, 5.000%, 1/01/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,445   Total Transportation                                                                                      8,890,899
------------------------------------------------------------------------------------------------------------------------------------


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 15.5% (9.8% OF TOTAL INVESTMENTS) (4)

$         490   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00     Aa3 (4)     $      519,366
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)

          200   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/15 at 100.00     AA- (4)            218,304
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)

          500   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         Aaa            534,185
                 Bonds, Duke University, Series 2001A, 5.125%, 10/01/26
                 (Pre-refunded 10/01/11)

          370   North Carolina Medical Care Commission, Health System                10/11 at 101.00      AA (4)            399,948
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)

          500   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00      AA (4)            547,490
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24
                 (Pre-refunded 11/01/14)

                Raleigh, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2004:
        1,000    5.000%, 3/01/21 (Pre-refunded 3/01/14)                               3/14 at 100.00         AAA          1,087,920
        1,750    5.000%, 3/01/22 (Pre-refunded 3/01/14)                               3/14 at 100.00         AAA          1,903,860

        3,200   Wake County, North Carolina, General Obligation School Bonds,         2/10 at 101.50         AAA          3,388,637
                 Series 2000, 5.400%, 2/01/13 (Pre-refunded 2/01/10)

------------------------------------------------------------------------------------------------------------------------------------
        8,010   Total U.S. Guaranteed                                                                                     8,599,710
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 13.7% (8.7% OF TOTAL INVESTMENTS)

          500   North Carolina Eastern Municipal Power Agency, Power System           1/16 at 100.00         AAA            540,825
                 Revenue Bonds, Series 2005, 5.250%, 1/01/20 - AMBAC Insured

        2,500   North Carolina Eastern Municipal Power Agency, Power System           1/08 at 100.00         AAA          2,503,849
                 Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 -
                 FGIC Insured

        1,500   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00          A3          1,587,615
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

          250   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA            257,220
                 Series 2005RR, 5.000%, 7/01/24 - FGIC Insured

        2,600   Wake County Industrial Facilities and Pollution Control Financing     2/12 at 101.00          A2          2,729,297
                 Authority, North Carolina, Revenue Refunding Bonds, Carolina
                 Power and Light Company, Series 2002, 5.375%, 2/01/17

------------------------------------------------------------------------------------------------------------------------------------
        7,350   Total Utilities                                                                                           7,618,806
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 20.9% (13.2% OF TOTAL INVESTMENTS)

        2,520   Charlotte, North Carolina, Water and Sewerage System Revenue            No Opt. Call         AAA          2,764,036
                 Bonds, Series 2002A, 5.250%, 7/01/13

        1,000   Durham County, North Carolina, Enterprise System Revenue              6/13 at 100.00         AAA          1,046,140
                 Bonds, Series 2002, 5.000%, 6/01/23 - MBIA Insured

                Raleigh, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2006A:
        3,095    5.000%, 3/01/31 (UB)                                                 3/16 at 100.00         AAA          3,253,835
          975    5.000%, 3/01/36 (UB)                                                 3/16 at 100.00         AAA          1,022,278

           40   Raleigh, North Carolina, Combined Enterprise System Revenue           3/16 at 100.00         AAA             46,159
                 Bonds, Series 2006A, Residuals Series II-R-645-1,
                 7.286%, 3/01/31 (IF)


                                       43

NNO
Nuveen North Carolina Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,000   Wilmington, North Carolina, Water and Sewer Revenue Bonds,            6/15 at 100.00         AAA     $    1,052,021
                 Series 2005, 5.000%, 6/01/25 - FSA Insured

        2,275   Winstom-Salem, North Carolina, Water and Sewer System                 6/17 at 100.00         AAA          2,399,056
                 Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)

------------------------------------------------------------------------------------------------------------------------------------
       10,905   Total Water and Sewer                                                                                    11,583,525
------------------------------------------------------------------------------------------------------------------------------------
$      83,495   Total Investments (cost $85,361,133) - 157.7%                                                            87,459,311
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (9.0)%                                                                       (4,995,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      1,005,749
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.5)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  55,470,060
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NII
Nuveen North Carolina Dividend Advantage Municipal Fund 3
Portfolio of INVESTMENTS
                                                   November 30, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.5% (2.2% OF TOTAL INVESTMENTS)

$       2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,957,480
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 5.0% (3.2% OF TOTAL INVESTMENTS)

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University, Series 2001A:
          330    5.125%, 10/01/26                                                    10/11 at 100.00         AA+            343,421
           95    5.125%, 10/01/41                                                    10/11 at 100.00         AA+             98,112

        1,290   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         AAA          1,333,241
                 Bonds, Series 2002A, 5.000%, 4/01/27 - AMBAC Insured

                University of North Carolina Wilmington, Certificates of
                Participation, Student Housing Project Revenue Bonds,
                Series 2006:
          500    5.000%, 6/01/21 - FGIC Insured                                       6/16 at 100.00         AAA            530,005
          500    5.000%, 6/01/37 - FGIC Insured                                       6/16 at 100.00         AAA            516,965

------------------------------------------------------------------------------------------------------------------------------------
        2,715   Total Education and Civic Organizations                                                                   2,821,744
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 9.4% (6.0% OF TOTAL INVESTMENTS)

          695   Albemarle Hospital Authority, North Carolina, Health Care            10/17 at 100.00         BBB            688,613
                 Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/27

          580   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00         AA-            583,080
                 Healthcare System Revenue Bonds, Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

        2,000   North Carolina Medical Care Commission, Healthcare Facilities        11/13 at 100.00         AA-          2,074,000
                 Revenue Bonds, Novant Health Obligated Group, Series 2003A,
                 5.000%, 11/01/18

        1,000   North Carolina Medical Care Commission, Hospital Revenue             11/17 at 100.00          A-          1,004,620
                 Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/27

          500   North Carolina Medical Care Commission, Revenue Bonds,                1/15 at 100.00         AAA            506,675
                 Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
                 FGIC Insured

          430   Onslow County Hospital Authority, North Carolina, FHA Insured        10/16 at 100.00         AAA            439,993
                 Mortgage Revenue Bonds, Onslow Memorial Hospital Project,
                 Series 2006, 5.000%, 4/01/31 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,205   Total Health Care                                                                                         5,296,981
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,000   Mecklenburg County, North Carolina, FNMA Multifamily Housing          7/13 at 105.00         AAA          1,021,660
                 Revenue Bonds, Little Rock Apartments, Series 2003,
                 5.150%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.7% (2.3% OF TOTAL INVESTMENTS)

          760   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA            767,212
                 Revenue Bonds, 1998 Trust Agreement, Series 5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)

          850   North Carolina Housing Finance Agency, Home Ownership                 1/17 at 100.00          AA            811,291
                 Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33
                 (Alternative Minimum Tax)

          510   North Carolina Housing Finance Agency, Home Ownership                 7/16 at 100.00          AA            488,855
                 Revenue Bonds, Series 25-A, 4.900%, 7/01/37
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,120   Total Housing/Single Family                                                                               2,067,358
------------------------------------------------------------------------------------------------------------------------------------


                                       45

NII
Nuveen North Carolina Dividend Advantage Municipal Fund 3 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7% (1.1% OF TOTAL INVESTMENTS)

$         600   North Carolina Medical Care Commission, Health Care Facilities       10/16 at 100.00         N/R     $      573,162
                 Revenue Bonds, Presbyterian Homes, Series 2006B,
                 5.200%, 10/01/21

          250   North Carolina Medical Care Commission, Healthcare Facilities        10/16 at 100.00         N/R            244,623
                 Revenue Bonds, Presbyterian Homes, Series 2006,
                 5.400%, 10/01/27

          190   North Carolina Medical Care Commission, Revenue Bonds,                1/16 at 100.00         N/R            181,577
                 Pines at Davidson, Series 2006A, 5.000%, 1/01/36

------------------------------------------------------------------------------------------------------------------------------------
        1,040   Total Long-Term Care                                                                                        999,362
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 21.3% (13.6% OF TOTAL INVESTMENTS)

        3,900   Cary, North Carolina, General Obligation Water and Sewer Bonds,       3/11 at 102.00         AAA          4,122,416
                 Series 2001, 5.000%, 3/01/20

        1,500   Durham, North Carolina, General Obligation Bonds, Series 2007,        4/17 at 100.00         AAA          1,621,290
                 5.000%, 4/01/22

                Lincoln County, North Carolina, General Obligation Bonds,
                Series 2002A:
          850    5.000%, 6/01/19 - FGIC Insured                                       6/12 at 101.00         AAA            898,952
          900    5.000%, 6/01/20 - FGIC Insured                                       6/12 at 101.00         AAA            952,749
        1,050    5.000%, 6/01/21 - FGIC Insured                                       6/12 at 101.00         AAA          1,102,994

          500   North Carolina, General Obligation Bonds, Series 2004A,               3/14 at 100.00         AAA            532,055
                 5.000%, 3/01/22

        2,000   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          2,375,400
                 Refunding Bonds, Series 1997, 6.500%, 7/01/15 -
                 MBIA Insured

          400   Raleigh, North Carolina, General Obligation Bonds, Series 2002,       6/12 at 100.00         AAA            418,684
                 5.000%, 6/01/21

------------------------------------------------------------------------------------------------------------------------------------
       11,100   Total Tax Obligation/General                                                                             12,024,540
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 32.5% (20.8% OF TOTAL INVESTMENTS)

        1,800   Catawba County, North Carolina, Certificates of Participation,        6/14 at 100.00         Aaa          1,914,462
                 Series 2004, 5.250%, 6/01/22 - MBIA Insured

        1,500   Centennial Authority, North Carolina, Hotel Tax Revenue Bonds,        3/08 at 102.00         AAA          1,531,605
                 Arena Project, Series 1997, 5.125%, 9/01/19 - FSA Insured

        2,750   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+          2,794,248
                 Governmental Facilities Projects, Series 2003G, 5.000%, 6/01/33

          800   Craven County, North Carolina, Certificates of Participation,         6/17 at 100.00         AAA            836,000
                 Series 2007, 5.000%, 6/01/27 - MBIA Insured

        3,000   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          3,124,590
                 Series 2002, 5.000%, 6/01/23 - AMBAC Insured

          500   Lee County, North Carolina, Certificates of Participation,            4/14 at 100.00         AAA            533,065
                 Public Schools and Community College, Series 2004,
                 5.250%, 4/01/20 - FSA Insured

        1,000   North Carolina, Certificates of Participation, Repair and             6/14 at 100.00         AA+          1,045,980
                 Renovation Project, Series 2004B, 5.000%, 6/01/20

          565   Raleigh, North Carolina, Certificates of Participation,               2/17 at 100.00         AA+            589,668
                 Series 2007, 5.000%, 2/01/27

        2,000   Rutherford County, North Carolina, Certificates of Participation,     9/12 at 101.00         AAA          2,111,300
                 Series 2002, 5.000%, 9/01/21 - AMBAC Insured

        1,200   Sampson County, North Carolina, Certificates of Participation,        6/17 at 100.00         AAA          1,246,440
                 Series 2006, 5.000%, 6/01/34 - FSA Insured (UB)

        1,785   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          1,892,921
                 Series 2003, 5.000%, 6/01/20 - AMBAC Insured

          400   Wilson County, North Carolina, Certificates of Participation,         4/17 at 100.00         AAA            421,792
                 School Facilities Project, Series 2007, 5.000%, 4/01/25 -
                 AMBAC Insured

          325   Wilson, North Carolina, Certificates of Particiation,                 5/17 at 100.00         AAA            339,001
                 Public Facilities, Series 2007A, 5.000%, 5/01/29 - AGC Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,625   Total Tax Obligation/Limited                                                                             18,381,072
------------------------------------------------------------------------------------------------------------------------------------


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.1% (5.8% OF TOTAL INVESTMENTS)

                Raleigh Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
$       1,780    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa     $    1,891,766
        3,100    5.000%, 11/01/20 - FGIC Insured                                      5/11 at 101.00         Aaa          3,246,103

------------------------------------------------------------------------------------------------------------------------------------
        4,880   Total Transportation                                                                                      5,137,869
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 20.9% (13.4% OF TOTAL INVESTMENTS) (4)

          500   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa            530,140
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26
                 (Pre-refunded 6/01/10) - MBIA Insured

          170   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00     Aa3 (4)            180,188
                 Healthcare System Revenue Bonds, Carolinas Healthcare System,
                 Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)

          200   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/15 at 100.00     AA- (4)            218,304
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)

           50   Cumberland County, North Carolina, Hospital Facility Revenue         10/09 at 101.00      A3 (4)             52,197
                 Bonds, Cumberland County Hospital System Inc., Cape Fear
                 Valley Health System, Series 1999, 5.250%, 10/01/29
                 (Pre-refunded 10/01/09)

                Forsyth County, North Carolina, Certificates of Participation,
                Public Facilities and Equipment Project, Series 2002:
        1,325    5.125%, 1/01/16 (Pre-refunded 1/01/13)                               1/13 at 101.00     AA+ (4)          1,445,628
          770    5.250%, 1/01/19 (Pre-refunded 1/01/13)                               1/13 at 101.00     AA+ (4)            844,567

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University, Series 2001A:
        1,420    5.125%, 10/01/26 (Pre-refunded 10/01/11)                            10/11 at 100.00         Aaa          1,517,085
          405    5.125%, 10/01/41 (Pre-refunded 10/01/11)                            10/11 at 100.00         Aaa            432,690

        3,000   North Carolina Capital Facilities Financing Agency, Revenue          10/12 at 100.00         AAA          3,244,830
                 Bonds, Duke University, Series 2002A, 5.125%, 7/01/42
                 (Pre-refunded 10/01/12)

          500   North Carolina Medical Care Commission, Health System                10/11 at 101.00      AA (4)            540,470
                 Revenue Bonds, Mission St. Joseph's Health System,
                 Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)

          500   North Carolina Medical Care Commission, Revenue Bonds,               11/14 at 100.00      AA (4)            547,490
                 Northeast Medical Center, Series 2004, 5.000%, 11/01/24
                 (Pre-refunded 11/01/14)

          610   University of North Carolina System, Pooled Revenue Refunding        10/12 at 100.00         Aaa            656,964
                 Bonds, Series 2002A, 5.000%, 4/01/27
                 (Pre-refunded 10/01/12) - AMBAC Insured

        1,500   Winston-Salem, North Carolina, Water and Sewerage                     6/12 at 100.00         AAA          1,608,165
                 System Revenue Bonds, Series 2002A, 5.000%, 6/01/19
                 (Pre-refunded 6/01/12)

------------------------------------------------------------------------------------------------------------------------------------
       10,950   Total U.S. Guaranteed                                                                                    11,818,718
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 15.7% (10.1% OF TOTAL INVESTMENTS)

          500   North Carolina Eastern Municipal Power Agency, Power System           1/16 at 100.00         AAA            540,825
                 Revenue Bonds, Series 2005, 5.250%, 1/01/20 - AMBAC Insured

        4,000   North Carolina Eastern Municipal Power Agency, Power System           1/08 at 100.00         AAA          4,006,160
                 Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/17 -
                 FGIC Insured

        2,665   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          2,865,062
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/15 -
                 AMBAC Insured

        1,400   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A2          1,469,622
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company, Series 2002,
                 5.375%, 2/01/17

------------------------------------------------------------------------------------------------------------------------------------
        8,565   Total Utilities                                                                                           8,881,669
------------------------------------------------------------------------------------------------------------------------------------


                                       47

NII
Nuveen North Carolina Dividend Advantage Municipal Fund 3 (continued)
Portfolio of INVESTMENTS November 30, (2007) (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 31.7% (20.3% OF TOTAL INVESTMENTS)

                Charlotte, North Carolina, Water and Sewerage System Revenue
                Bonds, Series 2001:
$         750    5.125%, 6/01/26                                                      6/11 at 101.00         AAA     $      781,253
        1,780    5.125%, 6/01/26 - FGIC Insured                                       6/11 at 101.00         Aaa          1,859,975

          300   Durham County, North Carolina, Enterprise System Revenue              6/13 at 100.00         AAA            316,428
                 Bonds, Series 2002, 5.000%, 6/01/18 - MBIA Insured

        2,500   Kannapolis, North Carolina, Water and Sewerage System                 2/12 at 101.00         AAA          2,566,900
                 Revenue Bonds, Series 2001B, 5.250%, 2/01/26 - FSA Insured
                 (Alternative Minimum Tax)

          500   Onslow County, North Carolina, Combined Enterprise System             6/14 at 100.00         AAA            522,410
                 Revenue Bonds, Series 2004B, 5.000%, 6/01/23 - XLCA Insured

        1,000   Orange Water and Sewerage Authority, North Carolina,                  7/11 at 101.00         AA+          1,029,030
                 Water and Sewerage System Revenue Bonds, Series 2001,
                 5.000%, 7/01/26

                Raleigh, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2006A:
        4,950    5.000%, 3/01/31 (UB)                                                 3/16 at 100.00         AAA          5,204,034
        3,000    5.000%, 3/01/36 (UB)                                                 3/16 at 100.00         AAA          3,145,470

            5   Raleigh, North Carolina, Combined Enterprise System Revenue           3/16 at 100.00         AAA              5,727
                 Bonds, Series 2006A, Residuals Series II-R-645-1,
                 7.284%, 3/01/36 (IF)

        2,375   Winstom-Salem, North Carolina, Water and Sewer System                 6/17 at 100.00         AAA          2,504,509
                 Revenue Bonds, Series 2007A, 5.000%, 6/01/37 (UB)
------------------------------------------------------------------------------------------------------------------------------------
       17,160   Total Water and Sewer                                                                                    17,935,736
------------------------------------------------------------------------------------------------------------------------------------
$      84,360   Total Investments (cost $86,420,312) - 156.3%                                                            88,344,189
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (13.6)%                                                                      (7,680,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 6.8%                                                                      3,853,971
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.5)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  56,518,160
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC or MBIA as of November 30, 2007. As explained earlier in the Portfolio Manager's Comments section of this report, one rating agency has reduced the rating for AMBAC to AA, and one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Statement of
                        ASSETS & LIABILITIES
                                                   November 30, 2007 (Unaudited)
                                                                                         GEORGIA           GEORGIA          GEORGIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPG)             (NZX)            (NKG)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $80,098,516, $42,681,182
   and $95,947,393, respectively)                                                    $83,111,790       $43,930,001      $97,487,561
Cash                                                                                     124,694            41,849          719,687
Unrealized appreciation on forward swaps                                                      --           214,009               --
Interest receivable                                                                    1,426,809           693,700        1,572,098
Other assets                                                                               8,196               529              694
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                        84,671,489        44,880,088       99,780,040
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                --                --               --
Floating rate obligations                                                                     --                --               --
Payable for investments purchased                                                      1,088,857           602,282        1,329,741
Accrued expenses:
   Management fees                                                                        43,085            15,602           31,587
   Other                                                                                  11,565             5,956           14,175
Common share dividends payable                                                           174,710           101,494          238,683
Preferred share dividends payable                                                          3,428             6,905           19,441
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                   1,321,645           732,239        1,633,627
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                27,800,000        15,000,000       33,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $55,549,844       $29,147,849      $65,146,413
====================================================================================================================================
Common shares outstanding                                                              3,805,652         1,969,350        4,554,005
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                             $     14.60       $     14.80      $     14.31
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                              $    38,057       $    19,694      $    45,540
Paid-in surplus                                                                       52,378,108        27,902,247       64,262,835
Undistributed (Over-distribution of) net investment income                               (96,421)          (66,999)        (140,223)
Accumulated net realized gain (loss) from investments
   and derivative transactions                                                           216,826          (169,921)        (561,907)
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                                         3,013,274         1,462,828        1,540,168
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $55,549,844       $29,147,849      $65,146,413
====================================================================================================================================
Authorized shares:
   Common                                                                              Unlimited         Unlimited        Unlimited
   Preferred                                                                           Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                        ASSETS & LIABILITIES (continued)
                                                   November 30, 2007 (Unaudited)
                                                                          NORTH            NORTH             NORTH            NORTH
                                                                       CAROLINA         CAROLINA          CAROLINA         CAROLINA
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NNC)            (NRB)             (NNO)            (NII)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $136,217,517, $54,703,163,
   $85,361,133 and $86,420,312, respectively)                      $139,159,564      $56,073,700       $87,459,311      $88,344,189
Cash                                                                    497,306           42,083                --        2,814,169
Unrealized appreciation on forward swaps                                     --               --                --               --
Interest receivable                                                   2,342,110          857,233         1,390,835        1,293,317
Other assets                                                              9,100            3,070             1,538              690
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                     142,008,080       56,976,086        88,851,684       92,452,365
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                               --               --           150,603               --
Floating rate obligations                                             3,870,000        6,350,000         4,995,000        7,680,000
Payable for investments purchased                                            --               --                --               --
Accrued expenses:
   Management fees                                                       71,131           17,859            26,148           27,158
   Other                                                                 20,725            6,241            10,909           12,899
Common share dividends payable                                          283,726          122,781           186,692          209,239
Preferred share dividends payable                                         3,717            4,470            12,272            4,909
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                  4,249,299        6,501,351         5,381,624        7,934,205
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               46,800,000       17,000,000        28,000,000       28,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 90,958,781      $33,474,735       $55,470,060      $56,518,160
====================================================================================================================================
Common shares outstanding                                             6,351,838        2,262,819         3,749,642        3,932,096
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      14.32      $     14.79       $     14.79      $     14.37
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     63,518      $    22,628       $    37,496      $    39,321
Paid-in surplus                                                      87,829,648       32,087,679        53,194,712       55,485,293
Undistributed (Over-distribution of) net investment income             (186,037)         (62,075)         (175,602)        (130,626)
Accumulated net realized gain (loss) from investments
   and derivative transactions                                          309,605           55,966           315,276         (799,705)
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                        2,942,047        1,370,537         2,098,178        1,923,877
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 90,958,781      $33,474,735       $55,470,060      $56,518,160
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                        OPERATIONS
                                  Six Months Ended November 30, 2007 (Unaudited)
                                                                                         GEORGIA           GEORGIA          GEORGIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPG)             (NZX)            (NKG)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $1,935,471        $1,028,035       $2,266,271
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          261,864           138,211          309,788
Preferred shares - auction fees                                                           34,845            18,801           41,363
Preferred shares - dividend disbursing agent fees                                          5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                                            2,309               206              271
Interest expense on floating rate obligations                                                 --                --               --
Custodian's fees and expenses                                                             10,698             6,958           12,806
Trustees' fees and expenses                                                                1,010               573            1,196
Professional fees                                                                          5,007             4,068            5,469
Shareholders' reports - printing and mailing expenses                                      9,260             5,272           10,268
Stock exchange listing fees                                                                  162                84              194
Investor relations expense                                                                 4,079             2,391            4,679
Other expenses                                                                             5,929             6,302            7,006
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                     340,177           187,880          398,054
   Custodian fee credit                                                                   (7,165)           (3,629)          (6,418)
   Expense reimbursement                                                                      --           (50,861)        (143,337)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             333,012           133,390          248,299
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  1,602,459           894,645        2,017,972
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                                           179,150           102,772           93,763
   Forward swaps                                                                          23,130            (7,114)              --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                                            34,815           (20,060)        (693,873)
   Forward swaps                                                                              --           243,594               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                  237,095           319,192         (600,110)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (473,215)         (254,355)        (570,489)
From accumulated net realized gains                                                           --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                                              (473,215)         (254,355)        (570,489)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                                    $1,366,339        $  959,482       $  847,373
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                        OPERATIONS (continued) (Unaudited)
                                                                          NORTH            NORTH             NORTH            NORTH
                                                                       CAROLINA         CAROLINA          CAROLINA         CAROLINA
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NNC)            (NRB)             (NNO)            (NII)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $3,280,299       $1,315,095        $2,018,949       $2,078,047
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         432,566          158,497           262,219          265,480
Preferred shares - auction fees                                          58,661           21,309            35,096           35,096
Preferred shares - dividend disbursing agent fees                         5,014            5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                           4,655              138               299              364
Interest expense on floating rate obligations                            74,018          121,944            95,805          147,415
Custodian's fees and expenses                                            17,464            6,933            12,961           12,395
Trustees' fees and expenses                                               1,756              528             1,022            1,013
Professional fees                                                         6,453            4,156             3,774            5,044
Shareholders' reports - printing and mailing expenses                    16,883            7,019             9,511           10,959
Stock exchange listing fees                                               4,849               96               160            1,201
Investor relations expense                                                6,726            2,759             4,372            4,678
Other expenses                                                            6,869            6,385             6,946            6,752
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    635,914          334,778           437,179          495,411
   Custodian fee credit                                                 (12,959)          (4,281)           (6,444)          (6,562)
   Expense reimbursement                                                     --          (50,016)         (103,433)        (122,816)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            622,955          280,481           327,302          366,033
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 2,657,344        1,034,614         1,691,647        1,712,014
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                           71,469          (14,623)           69,064         (115,009)
   Forward swaps                                                             --          (24,224)               --               --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                         (332,751)          89,699            22,269          123,177
   Forward swaps                                                             --           17,297                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                (261,282)          68,149            91,333            8,168
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (761,128)        (272,223)         (460,283)        (443,702)
From accumulated net realized gains                                          --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                             (761,128)        (272,223)         (460,283)        (443,702)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                    $1,634,934       $  830,540        $1,322,697       $1,276,480
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                        CHANGES in NET ASSETS (Unaudited)
                                           GEORGIA                             GEORGIA                            GEORGIA
                                     PREMIUM INCOME (NPG)              DIVIDEND ADVANTAGE (NZX)          DIVIDEND ADVANTAGE 2 (NKG)
                                -----------------------------        ---------------------------       -----------------------------
                                 SIX MONTHS                          SIX MONTHS                         SIX MONTHS
                                      ENDED        YEAR ENDED             ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                   11/30/07           5/31/07          11/30/07          5/31/07          11/30/07          5/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 1,602,459       $ 3,284,935        $  894,645      $ 1,802,562       $ 2,017,972      $ 4,055,059
Net realized gain (loss) from:
   Investments                      179,150            81,348           102,772           69,122            93,763          270,177
   Forward swaps                     23,130                --            (7,114)              --                --           46,944
   Futures                               --                --                --               --                --               --
Change in net unrealized appreciation
   (depreciation) of:
   Investments                       34,815            43,450           (20,060)         (14,277)         (693,873)         628,166
   Forward swaps                         --                --           243,594          (29,585)               --         (197,717)
Distributions to
   Preferred Shareholders:
   From net investment income      (473,215)         (869,692)         (254,355)        (481,666)         (570,489)      (1,072,522)
   From accumulated net
      realized gains                     --                --                --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                1,366,339         2,540,041           959,482        1,346,156           847,373        3,730,107
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (1,175,946)       (2,539,683)         (655,725)      (1,481,082)       (1,475,498)      (2,861,975)
From accumulated net realized gains      --                --                --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders        (1,175,946)       (2,539,683)         (655,725)      (1,481,082)       (1,475,498)      (2,861,975)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions         --            40,850            12,932           53,889             4,976               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions            --            40,850            12,932           53,889             4,976               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      190,393            41,208           316,689          (81,037)         (623,149)         868,132
Net assets applicable to Common
   shares at the beginning
   of period                     55,359,451        55,318,243        28,831,160       28,912,197        65,769,562       64,901,430
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period  $55,549,844       $55,359,451       $29,147,849      $28,831,160       $65,146,413      $65,769,562
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                $   (96,421)      $   (49,719)      $   (66,999)     $   (51,564)      $  (140,223)     $  (112,208)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                        CHANGES in NET ASSETS (continued) (Unaudited)
                                                                           NORTH CAROLINA                     NORTH CAROLINA
                                                                         PREMIUM INCOME (NNC)             DIVIDEND ADVANTAGE (NRB)
                                                                    ----------------------------       -----------------------------
                                                                     SIX MONTHS                         SIX MONTHS
                                                                          ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                                                       11/30/07          5/31/07          11/30/07          5/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 2,657,344      $ 5,395,346       $ 1,034,614      $ 2,098,534
Net realized gain (loss) from:
   Investments                                                           71,469          368,361           (14,623)         229,088
   Forward swaps                                                             --               --           (24,224)              --
   Futures                                                                   --               --                --           21,833
Change in net unrealized appreciation (depreciation) of:
   Investments                                                         (332,751)          98,311            89,699         (153,016)
   Forward swaps                                                             --               --            17,297          (17,297)
Distributions to Preferred Shareholders:
   From net investment income                                          (761,128)      (1,481,763)         (272,223)        (500,664)
   From accumulated net realized gains                                       --          (19,120)               --          (25,847)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                    1,634,934        4,361,135           830,540        1,652,631
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                           (1,867,439)      (4,163,346)         (794,017)      (1,741,404)
From accumulated net realized gains                                          --          (89,554)               --         (117,562)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                            (1,867,439)      (4,252,900)         (794,017)      (1,858,966)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                             --           50,016            29,667           78,190
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                                --           50,016            29,667           78,190
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         (232,505)         158,251            66,190         (128,145)
Net assets applicable to Common
   shares at the beginning of period                                 91,191,286       91,033,035        33,408,545       33,536,690
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                      $90,958,781      $91,191,286       $33,474,735      $33,408,545
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                    $  (186,037)     $  (214,814)      $   (62,075)     $   (30,449)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                             NORTH CAROLINA                     NORTH CAROLINA
                                                                       DIVIDEND ADVANTAGE 2 (NNO)         DIVIDEND ADVANTAGE 3 (NII)
                                                                    ----------------------------       -----------------------------
                                                                     SIX MONTHS                         SIX MONTHS
                                                                          ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                                                       11/30/07          5/31/07          11/30/07          5/31/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 1,691,647      $ 3,419,247       $ 1,712,014      $ 3,485,635
Net realized gain (loss) from:
   Investments                                                           69,064          406,698          (115,009)         229,821
   Forward swaps                                                             --               --                --               --
   Futures                                                                   --               --                --               --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                           22,269          (28,954)          123,177          189,979
   Forward swaps                                                             --               --                --               --
Distributions to Preferred Shareholders:
   From net investment income                                          (460,283)        (878,117)         (443,702)        (890,568)
   From accumulated net realized gains                                       --          (39,705)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                    1,322,697        2,879,169         1,276,480        3,014,867
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                           (1,211,101)      (2,647,748)       (1,285,673)      (2,570,459)
From accumulated net realized gains                                          --         (184,018)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                            (1,211,101)      (2,831,766)       (1,285,673)      (2,570,459)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                          9,817           49,760            16,004           17,530
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                             9,817           49,760            16,004           17,530
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                          121,413           97,163             6,811          461,938
Net assets applicable to Common
   shares at the beginning of period                                 55,348,647       55,251,484        56,511,349       56,049,411
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                      $55,470,060      $55,348,647       $56,518,160      $56,511,349
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                    $  (175,602)     $  (195,865)      $  (130,626)     $  (113,265)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                        CASH FLOWS
                                  Six Months Ended November 30, 2007 (Unaudited)
                                                                                                             NORTH            NORTH
                                                                                                          CAROLINA         CAROLINA
                                                                                                          DIVIDEND         DIVIDEND
                                                                                                         ADVANTAGE      ADVANTAGE 3
                                                                                                             (NRB)            (NII)
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                       $  830,540      $ 1,276,480
Adjustments to reconcile the net increase (decrease) in net assets applicable to
   Common shares from operations to net cash provided by (used in) operating activities:
   Purchases of investments                                                                             (1,682,140)      (3,554,645)
   Proceeds from sales and maturities of investments                                                       919,970        6,965,728
   Proceeds from sales of forward swaps                                                                    (24,224)              --
   Amortization/(Accretion) of premiums and discounts, net                                                  66,838          134,401
   (Increase) Decrease in receivable for interest                                                          (31,480)          40,833
   (Increase) Decrease in other assets                                                                       4,624            3,821
   Increase (Decrease) in payable for investments purchased                                               (496,310)        (843,727)
   Increase (Decrease) in accrued management fees                                                             (753)           4,604
   Increase (Decrease) in accrued other liabilities                                                        (10,489)         (10,124)
   Increase (Decrease) in Preferred shares dividends payable                                                 1,563            2,837
   Net realized (gain) loss from investments                                                                14,624          115,009
   Net realized (gain) loss from forward swaps                                                              24,224               --
   Change in net unrealized (appreciation) depreciation of investments                                     (89,700)        (123,177)
   Change in net unrealized (appreciation) depreciation of forward swaps                                   (17,297)              --
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                                    (490,010)       4,012,040
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in floating rate obligations                                                                           --               --
Cash distributions paid to Common shareholders                                                            (641,569)      (1,060,430)
------------------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                                                       (641,569)     (1,060,430)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                         (1,131,579)       2,951,610
Cash at the beginning of period                                                                          1,173,662         (137,441)
------------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                                               $   42,083      $ 2,814,169
====================================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $29,667 and $16,004 for North Carolina Dividend
Advantage (NRB) and North Carolina Dividend Advantage 3 (NII).

                                 See accompanying notes to financial statements.

Notes to
FINANCIAL STATEMENTS (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund
(NPG), Nuveen Georgia Dividend Advantage Municipal Fund (NZX), Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG), Nuveen North Carolina Premium Income Municipal Fund (NNC), Nuveen North Carolina Dividend Advantage Municipal Fund
(NRB), Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) and Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII). Common shares of Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3
(NII) are traded on the American Stock Exchange while Common shares of North Carolina Premium Income (NNC) are traded on the New York Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond, forward swap or futures contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment or derivative instrument is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2007, Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX) and Georgia Dividend Advantage 2 (NKG) each had outstanding when-issued/delayed-delivery purchase commitments of $1,088,857, $602,282 and $1,329,741, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                                                                      NORTH        NORTH        NORTH        NORTH
                            GEORGIA      GEORGIA       GEORGIA     CAROLINA     CAROLINA     CAROLINA     CAROLINA
                            PREMIUM     DIVIDEND      DIVIDEND      PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                             INCOME    ADVANTAGE   ADVANTAGE 2       INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                              (NPG)        (NZX)         (NKG)        (NNC)        (NRB)        (NNO)        (NII)
------------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                      --          600            --           --           --           --           --
   Series T                      --           --            --           --          680           --           --
   Series W                      --           --            --           --           --           --        1,120
   Series TH                  1,112           --            --        1,872           --           --           --
   Series F                      --           --         1,320           --           --        1,120           --
==================================================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). A Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater, recourse trust or credit recovery swap is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" in the Statement of Operations.

During the six months ended November 30, 2007, North Carolina Premium Income
(NNC), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) invested in externally deposited inverse floaters and/or self-deposited inverse floaters. Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX) and Georgia Dividend Advantage 2 (NKG) did not invest in any such instruments during the six months ended November 30, 2007.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2007, were as follows:

                                                                      NORTH        NORTH        NORTH        NORTH
                                                                   CAROLINA     CAROLINA     CAROLINA     CAROLINA
                                                                    PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NNC)        (NRB)        (NNO)        (NII)
------------------------------------------------------------------------------------------------------------------
Average floating rate obligations                                $3,870,000   $6,350,000   $4,995,000   $7,680,000
Average annual interest rate and fees                                 3.81%        3.83%        3.83%        3.83%
==================================================================================================================

Forward Swap Transactions

The Funds are authorized to invest in forward interest rate swap transactions. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. Georgia Dividend Advantage
(NZX) was the only Fund to invest in forward interest rate swap transactions during the six months ended November 30, 2007.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


Futures Contracts

The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. None of the Funds invested in futures contracts during the six months ended November 30, 2007.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                              GEORGIA               GEORGIA DIVIDEND          GEORGIA DIVIDEND
                                       PREMIUM INCOME (NPG)          ADVANTAGE (NZX)          ADVANTAGE 2 (NKG)
                                     ------------------------   -----------------------   ------------------------
                                     SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                          ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                       11/30/07       5/31/07     11/30/07      5/31/07     11/30/07      5/31/07
-----------------------------------------------------------------------------------------------------------------
Common shares issued
   to shareholders due
   to reinvestment of distributions          --         2,656          888        3,317          345           --
==================================================================================================================

                                                                     NORTH CAROLINA            NORTH CAROLINA
                                                                 PREMIUM INCOME (NNC)     DIVIDEND ADVANTAGE (NRB)
                                                                -----------------------   ------------------------
                                                                SIX MONTHS                SIX MONTHS
                                                                     ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                                                  11/30/07      5/31/07     11/30/07      5/31/07
------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                                 --        3,363        1,993        4,827
==================================================================================================================
                                                                    NORTH CAROLINA             NORTH CAROLINA
                                                                       DIVIDEND                   DIVIDEND
                                                                   ADVANTAGE 2 (NNO)          ADVANTAGE 3 (NII)
                                                                -----------------------   ------------------------
                                                                SIX MONTHS                SIX MONTHS
                                                                     ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                                                  11/30/07      5/31/07     11/30/07      5/31/07
------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                                667        3,293        1,124        1,207
==================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended November 30, 2007, were as follows:

                                                                                 GEORGIA      GEORGIA      GEORGIA
                                                                                 PREMIUM     DIVIDEND     DIVIDEND
                                                                                  INCOME    ADVANTAGE  ADVANTAGE 2
                                                                                   (NPG)        (NZX)        (NKG)
------------------------------------------------------------------------------------------------------------------
Purchases                                                                    $11,827,428   $5,285,537   $8,906,030
Sales and maturities                                                           8,045,560    4,675,665    7,949,586
==================================================================================================================
                                                                      NORTH        NORTH        NORTH        NORTH
                                                                   CAROLINA     CAROLINA     CAROLINA     CAROLINA
                                                                    PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NNC)        (NRB)        (NNO)        (NII)
------------------------------------------------------------------------------------------------------------------
Purchases                                                        $5,220,048   $1,682,140   $3,367,492   $3,554,645
Sales and maturities                                              7,378,656      919,970    3,821,675    6,965,728
==================================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2007, the cost of investments was as follows:

                                                                                 GEORGIA      GEORGIA      GEORGIA
                                                                                 PREMIUM     DIVIDEND     DIVIDEND
                                                                                  INCOME    ADVANTAGE  ADVANTAGE 2
                                                                                   (NPG)        (NZX)        (NKG)
------------------------------------------------------------------------------------------------------------------
Cost of investments                                                          $80,087,502  $42,762,789  $96,119,037
==================================================================================================================
                                                                      NORTH        NORTH        NORTH        NORTH
                                                                   CAROLINA     CAROLINA     CAROLINA     CAROLINA
                                                                    PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NNC)        (NRB)        (NNO)        (NII)
------------------------------------------------------------------------------------------------------------------
Cost of investments                                            $132,338,603  $48,355,849  $80,364,243  $78,795,179
==================================================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

                                                                                 GEORGIA      GEORGIA      GEORGIA
                                                                                 PREMIUM     DIVIDEND     DIVIDEND
                                                                                  INCOME    ADVANTAGE  ADVANTAGE 2
                                                                                   (NPG)        (NZX)        (NKG)
------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                               $3,166,151   $1,536,044   $2,141,422
   Depreciation                                                                 (141,863)    (368,832)    (772,898)
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                     $3,024,288   $1,167,212   $1,368,524
==================================================================================================================
                                                                      NORTH        NORTH        NORTH        NORTH
                                                                   CAROLINA     CAROLINA     CAROLINA     CAROLINA
                                                                    PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NNC)        (NRB)        (NNO)        (NII)
------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                  $3,353,807   $1,548,034   $2,399,626   $2,169,407
   Depreciation                                                    (401,716)    (180,219)    (299,305)    (299,795)
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments        $2,952,091   $1,367,815   $2,100,321   $1,869,612
==================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2007, the Funds' last tax year end, were as follows:

                                                                                 GEORGIA      GEORGIA      GEORGIA
                                                                                 PREMIUM     DIVIDEND     DIVIDEND
                                                                                  INCOME    ADVANTAGE  ADVANTAGE 2
                                                                                   (NPG)        (NZX)        (NKG)
------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                           $161,466      $70,485     $136,084
Undistributed net ordinary income **                                                  --           --           --
Undistributed net long-term capital gains                                         14,546           --           --
==================================================================================================================
                                                                      NORTH        NORTH        NORTH        NORTH
                                                                   CAROLINA     CAROLINA     CAROLINA     CAROLINA
                                                                    PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NNC)        (NRB)        (NNO)        (NII)
------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                              $130,792     $114,016     $ 22,668     $103,045
Undistributed net ordinary income **                                     --        1,006           --           --
Undistributed net long-term capital gains                           238,136       98,768      246,212           --
==================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2007, paid on June 1, 2007.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended May 31, 2007, was designated for purposes of the dividends paid deduction as follows:

                                                                                 GEORGIA      GEORGIA      GEORGIA
                                                                                 PREMIUM     DIVIDEND     DIVIDEND
                                                                                  INCOME    ADVANTAGE  ADVANTAGE 2
                                                                                   (NPG)        (NZX)        (NKG)
------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                                      $3,438,850   $1,980,068   $3,945,298
Distributions from net ordinary income **                                             --           --           --
Distributions from net long-term capital gains                                        --           --           --
==================================================================================================================
                                                                      NORTH        NORTH        NORTH        NORTH
                                                                   CAROLINA     CAROLINA     CAROLINA     CAROLINA
                                                                    PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                                     INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                                      (NNC)        (NRB)        (NNO)        (NII)
------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                         $5,698,177   $2,254,608   $3,550,052   $3,487,248
Distributions from net ordinary income **                                --          133           12           --
Distributions from net long-term capital gains                      108,674      143,410      223,711           --
==================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2007, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                           NORTH
                                               GEORGIA      GEORGIA     CAROLINA
                                              DIVIDEND     DIVIDEND     DIVIDEND
                                             ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                 (NZX)        (NKG)        (NII)
--------------------------------------------------------------------------------
Expiration year:
   2012                                       $     --     $ 18,158     $119,458
   2013                                         52,813      177,608       36,008
   2014                                        113,538      287,093      474,910
   2015                                         17,587           --           --
--------------------------------------------------------------------------------
Total                                         $183,938     $482,859     $630,376
================================================================================

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                            GEORGIA PREMIUM INCOME (NPG)
(INCLUDING NET ASSETS                        NORTH CAROLINA PREMIUM INCOME (NNC)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                      .                         .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


                                                GEORGIA DIVIDEND ADVANTAGE (NZX)
                                              GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
                                         NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
AVERAGE DAILY NET ASSETS               NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
(INCLUDING NET ASSETS                  NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2007, the complex-level fee rate was .1837%.

Effective August 20, 2007, the complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                              0.2000%
$56 billion                                                              0.1996
$57 billion                                                              0.1989
$60 billion                                                              0.1961
$63 billion                                                              0.1931
$66 billion                                                              0.1900
$71 billion                                                              0.1851
$76 billion                                                              0.1806
$80 billion                                                              0.1773
$91 billion                                                              0.1691
$125 billion                                                             0.1599
$200 billion                                                             0.1505
$250 billion                                                             0.1469
$300 billion                                                             0.1445
================================================================================

Prior to August 20, 2007, the complex-level fee schedule was as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                              0.2000%
$56 billion                                                              0.1996
$57 billion                                                              0.1989
$60 billion                                                              0.1961
$63 billion                                                              0.1931
$66 billion                                                              0.1900
$71 billion                                                              0.1851
$76 billion                                                              0.1806
$80 billion                                                              0.1773
$91 billion                                                              0.1698
$125 billion                                                             0.1617
$200 billion                                                             0.1536
$250 billion                                                             0.1509
$300 billion                                                             0.1490
================================================================================
(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Georgia Dividend Advantage's (NZX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
SEPTEMBER 30,                                   SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                         .30%              2007                        .25%
2002                          .30               2008                        .20
2003                          .30               2009                        .15
2004                          .30               2010                        .10
2005                          .30               2011                        .05
2006                          .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage (NZX) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Georgia Dividend Advantage 2's (NKG) and North Carolina Dividend Advantage 3's (NII) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
SEPTEMBER 30,                                   SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                         .32%              2007                        .32%
2003                          .32               2008                        .24
2004                          .32               2009                        .16
2005                          .32               2010                        .08
2006                          .32
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII) for any portion of their fees and expenses beyond September 30, 2010.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


For the first ten years of North Carolina Dividend Advantage's (NRB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
JANUARY 31,                                     JANUARY 31,
--------------------------------------------------------------------------------
2001*                         .30%              2007                        .25%
2002                          .30               2008                        .20
2003                          .30               2009                        .15
2004                          .30               2010                        .10
2005                          .30               2011                        .05
2006                          .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage (NRB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of North Carolina Dividend Advantage 2's (NNO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
NOVEMBER 30,                                    NOVEMBER 30,
--------------------------------------------------------------------------------
2001*                         .30%              2007                        .25%
2002                          .30               2008                        .20
2003                          .30               2009                        .15
2004                          .30               2010                        .10
2005                          .30               2011                        .05
2006                          .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage 2
(NNO) for any portion of its fees and expenses beyond November 30, 2011.

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with Windy City Investments, Inc. ("Windy City"), a corporation formed by investors led by Madison Dearborn Partners, LLC ("Madison Dearborn"), pursuant to which Windy City would acquire Nuveen Investments. Madison Dearborn is a private equity investment firm based in Chicago, Illinois. The merger was consummated on November 13, 2007.

The consummation of the merger was deemed to be an "assignment" (as that term is defined in the Investment Company Act of 1940) of the investment management agreement between each Fund and the Adviser, and resulted in the automatic termination of each Fund's agreement. The Board of Trustees of each Fund considered and approved a new investment management agreement with the Adviser at the same fee rate. The new ongoing agreement was approved by the shareholders of each Fund and took effect on November 13, 2007.

The investors led by Madison Dearborn include an affiliate of Merrill Lynch. As a result, Merrill Lynch is an indirect "affiliated person" (as that term is defined in the Investment Company Act of 1940) of each Fund. Certain conflicts of interest may arise as a result of such indirect affiliation. For example, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and its affiliates. The Adviser does not believe that any such prohibitions or limitations as a result of Merrill Lynch's affiliation will significantly impact the ability of the Funds to pursue their investment objectives and policies.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

Effective November 30, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management of the Funds has concluded that there are no significant uncertain tax positions that require recognition in the Funds' financial statements. Consequently, the adoption of FIN 48 had no impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 31, 2007, to shareholders of record on December 15, 2007, as follows:

                                                                      NORTH        NORTH        NORTH        NORTH
                            GEORGIA      GEORGIA       GEORGIA     CAROLINA     CAROLINA     CAROLINA     CAROLINA
                            PREMIUM    DIVIDEND       DIVIDEND      PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                             INCOME    ADVANTAGE   ADVANTAGE 2       INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                              (NPG)        (NZX)         (NKG)        (NNC)        (NRB)        (NNO)        (NII)
------------------------------------------------------------------------------------------------------------------
Dividend per share           $.0500       $.0540        $.0545       $.0490       $.0570       $.0515       $.0545
==================================================================================================================

At the same time, the following Funds declared capital gains distributions as follows:

                                                                                   NORTH        NORTH        NORTH
                                                                    GEORGIA     CAROLINA     CAROLINA     CAROLINA
                                                                    PREMIUM      PREMIUM     DIVIDEND     DIVIDEND
                                                                     INCOME       INCOME    ADVANTAGE  ADVANTAGE 2
                                                                      (NPG)        (NNC)        (NRB)        (NNO)
------------------------------------------------------------------------------------------------------------------
Capital gains distribution per share                                 $.0424       $.0358       $.0338       $.0638
==================================================================================================================

Financial
HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                              Investment Operations                               Less Distributions
                           --------------------------------------------------------------   -----------------------------
                                                   Distributions   Distributions
                                                        from Net            from                   Net
                Beginning                             Investment         Capital            Investment   Capital
                   Common                     Net      Income to        Gains to             Income to  Gains to
                    Share         Net   Realized/      Preferred       Preferred                Common    Common
                Net Asset  Investment  Unrealized         Share-          Share-                Share-    Share-
                    Value      Income  Gain (Loss)       holders+        holders+   Total      holders   holders   Total
=========================================================================================================================
GEORGIA PREMIUM INCOME (NPG)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            $14.55       $ .42       $ .06          $(.12)           $ --    $ .36        $(.31)     $ --   $(.31)
2007                14.55         .86         .04           (.23)             --      .67         (.67)       --    (.67)
2006                15.19         .87        (.48)          (.17)           (.01)     .21         (.78)     (.07)   (.85)
2005                14.42         .92         .84           (.09)             --     1.67         (.90)       --    (.90)
2004                15.36         .97        (.96)          (.05)             --     (.04)        (.90)       --    (.90)
2003                14.31         .96        1.02           (.07)             --     1.91         (.86)       --    (.86)

GEORGIA DIVIDEND ADVANTAGE (NZX)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)             14.65         .45         .16           (.13)             --      .48         (.33)       --    (.33)
2007                14.71         .92         .02           (.25)             --      .69         (.75)       --    (.75)
2006                15.30         .94        (.47)          (.19)             --      .28         (.87)       --    (.87)
2005                14.47         .96         .85           (.10)             --     1.71         (.88)     (.01)   (.89)
2004                15.62         .97       (1.18)          (.06)             --     (.27)        (.87)     (.01)   (.88)
2003                14.00         .96        1.65           (.06)           (.02)    2.53         (.81)     (.13)   (.94)
=========================================================================================================================
                                                                 Total Returns
                                                             --------------------
                     Offering                                              Based
                    Costs and       Ending                                    on
                    Preferred       Common                    Based       Common
                        Share        Share         Ending        on    Share Net
                 Underwriting    Net Asset         Market    Market        Asset
                    Discounts        Value          Value     Value*       Value*
=================================================================================
GEORGIA PREMIUM INCOME (NPG)
---------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                  $ --       $14.60         $12.75     (7.59)%       2.50%
2007                       --        14.55          14.12     (2.55)        4.62
2006                       --        14.55          15.16     (4.12)        1.42
2005                       --        15.19          16.70     15.46        11.88
2004                       --        14.42          15.30     (4.56)        (.23)
2003                       --        15.36          16.95     12.92        13.78

GEORGIA DIVIDEND ADVANTAGE (NZX)
---------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                    --        14.80          13.54    (13.35)        3.35
2007                       --        14.65          16.00      8.10         4.75
2006                       --        14.71          15.50      2.91         1.87
2005                      .01        15.30          15.89     20.74        12.10
2004                       --        14.47          13.95     (5.15)       (1.73)
2003                      .03        15.62          15.59     12.56        18.82
=================================================================================
                                                                Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                       Ratios to Average Net Assets
                                       Applicable to Common Shares                        Applicable to Common Shares
                                       Before Credit/Reimbursement                        After Credit/Reimbursement**
                              --------------------------------------------   --------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable      Expenses        Expenses           Net         Expenses        Expenses           Net    Portfolio
                   to Common     Including       Excluding    Investment        Including       Excluding    Investment     Turnover
                 Shares (000) Interest++(a)   Interest++(a)       Income++   Interest++(a)   Interest++(a)       Income++       Rate
====================================================================================================================================
GEORGIA PREMIUM INCOME (NPG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)              $55,550      1.24%***        1.24%***      5.80%***         1.21%***        1.21%***      5.83%***          10%
2007                  55,359      1.25            1.25          5.84             1.23            1.23          5.86               4
2006                  55,318      1.25            1.25          5.87             1.22            1.22          5.90              15
2005                  57,687      1.25            1.25          6.15             1.23            1.23          6.17              18
2004                  54,607      1.23            1.23          6.54             1.22            1.22          6.55              12
2003                  58,050      1.29            1.29          6.53             1.26            1.26          6.55              22

GEORGIA DIVIDEND ADVANTAGE (NZX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               29,148      1.31***         1.31***       5.85***           .93***          .93***       6.23***           11
2007                  28,831      1.35            1.35          5.74              .92             .92          6.16              11
2006                  28,912      1.31            1.31          5.82              .85             .85          6.28               5
2005                  30,007      1.27            1.27          5.93              .80             .80          6.39              12
2004                  28,348      1.27            1.27          6.03              .81             .81          6.49               5
2003                  30,576      1.31            1.31          6.00              .83             .83          6.49              48
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount        Asset
              Outstanding         Value     Coverage  Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)  Per $1,000
===============================================================================
GEORGIA PREMIUM INCOME (NPG)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)           $27,800       $25,000      $74,955         $ --         $ --
2007               27,800        25,000       74,784           --           --
2006               27,800        25,000       74,747           --           --
2005               27,800        25,000       76,877           --           --
2004               27,800        25,000       74,107           --           --
2003               27,800        25,000       77,203           --           --

GEORGIA DIVIDEND ADVANTAGE (NZX)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            15,000        25,000       73,580         $ --         $ --
2007               15,000        25,000       73,052           --           --
2006               15,000        25,000       73,187           --           --
2005               15,000        25,000       75,012           --           --
2004               15,000        25,000       72,247           --           --
2003               15,000        25,000       75,961           --           --
================================================================================
* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended November 30, 2007.

                                See  accompanying notes to financial statements.


                                  68-69 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

          Selected data for a Common share outstanding throughout each period:
                                              Investment Operations                               Less Distributions
                           --------------------------------------------------------------   -----------------------------
                                                   Distributions   Distributions
                                                        from Net            from                   Net
                Beginning                             Investment         Capital            Investment   Capital
                   Common                     Net      Income to        Gains to             Income to  Gains to
                    Share         Net   Realized/      Preferred       Preferred                Common    Common
                Net Asset  Investment  Unrealized         Share-          Share-                Share-    Share-
                    Value      Income  Gain (Loss)       holders+        holders+   Total      holders   holders   Total
=========================================================================================================================
GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            $14.44        $.44      $ (.12)         $(.13)           $ --    $ .19      $(.32)     $ --     $(.32)
2007                14.25         .89         .17           (.24)             --      .82       (.63)       --      (.63)
2006                14.71         .88        (.45)          (.19)             --      .24       (.70)       --      (.70)
2005                13.79         .87         .94           (.11)             --     1.70       (.78)       --      (.78)
2004                15.01         .88       (1.23)          (.05)             --     (.40)      (.80)     (.02)     (.82)
2003(c)             14.33         .47         .92           (.04)             --     1.35       (.47)       --      (.47)
=========================================================================================================================
                                                                  Total Returns
                                                              --------------------
                      Offering                                              Based
                     Costs and       Ending                                    on
                     Preferred       Common                    Based       Common
                         Share        Share         Ending        on    Share Net
                  Underwriting    Net Asset         Market    Market        Asset
                     Discounts        Value          Value     Value*       Value*
==================================================================================
GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
----------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                   $ --       $14.31         $13.15     (7.10)%       1.37%
2007                        --        14.44          14.50     14.40         5.79
2006                        --        14.25          13.26     (1.61)        1.68
2005                        --        14.71          14.18     13.61        12.61
2004                        --        13.79          13.20     (6.57)       (2.67)
2003(c)                   (.20)       15.01          14.98      3.16         8.22
==================================================================================
                                                            Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets               Ratios to Average Net Assets
                                         Applicable to Common Shares                Applicable to Common Shares
                                         Before Credit/Reimbursement                After Credit/Reimbursement**
                                ------------------------------------------  --------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable       Expenses       Expenses          Net        Expenses        Expenses          Net     Portfolio
                    to Common      Including      Excluding   Investment       Including       Excluding   Investment      Turnover
                  Shares (000)  Interest++(a)  Interest++(a)      Income++  Interest++(a)   Interest++(a)      Income++        Rate
====================================================================================================================================
GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               $65,146       1.23%***       1.23%***     5.75%***         .76%***         .76%***         6.21%***         8%
2007                   65,770       1.24           1.24         5.63             .74             .74             6.12             7
2006                   64,901       1.24           1.24         5.63             .75             .75             6.12             7
2005                   66,974       1.23           1.23         5.58             .74             .74             6.07             5
2004                   62,810       1.22           1.22         5.63             .73             .73             6.12            12
2003(c)                68,325       1.16*          1.16*        4.36*            .69*            .69*            4.84*           17
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount        Asset
              Outstanding         Value     Coverage  Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)  Per $1,000
===============================================================================
GEORGIA DIVIDEND ADVANTAGE 2 (NKG)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)           $33,000      $25,000       $74,353         $ --         $ --
2007               33,000       25,000        74,825           --           --
2006               33,000       25,000        74,168           --           --
2005               33,000       25,000        75,738           --           --
2004               33,000       25,000        72,583           --           --
2003(c)            33,000       25,000        76,761           --           --
===============================================================================
* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended November 30, 2007.

(c) For the period September 25, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.


                                  70-71 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                              Investment Operations                               Less Distributions
                           --------------------------------------------------------------   -----------------------------
                                                   Distributions   Distributions
                                                        from Net            from                   Net
                Beginning                             Investment         Capital            Investment   Capital
                   Common                     Net      Income to        Gains to             Income to  Gains to
                    Share         Net   Realized/      Preferred       Preferred                Common    Common
                Net Asset  Investment  Unrealized         Share-          Share-                Share-    Share-
                    Value      Income  Gain (Loss)       holders+        holders+   Total      holders   holders   Total
=========================================================================================================================
NORTH CAROLINA
PREMIUM INCOME
(NNC)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            $14.36       $ .42      $ (.05)         $(.12)           $ --    $ .25        $(.29)     $ --   $(.29)
2007                14.34         .85         .07           (.23)             --*     .69         (.66)     (.01)   (.67)
2006                15.16         .88        (.57)          (.16)           (.02)     .13         (.79)     (.16)   (.95)
2005                14.55         .91         .70           (.11)             --     1.50         (.89)       --    (.89)
2004                15.50         .95        (.95)          (.06)             --     (.06)        (.89)       --    (.89)
2003                14.18         .98        1.27           (.07)             --     2.18         (.86)       --    (.86)

NORTH CAROLINA
DIVIDEND ADVANTAGE
(NRB)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)             14.78         .46         .02           (.12)             --      .36         (.35)       --    (.35)
2007                14.87         .93         .03           (.22)           (.01)     .73         (.77)     (.05)   (.82)
2006                15.46         .94        (.48)          (.17)             --      .29         (.88)       --    (.88)
2005                14.72         .97         .78           (.09)             --     1.66         (.92)       --    (.92)
2004                15.87         .98       (1.10)          (.05)             --     (.17)        (.91)     (.07)   (.98)
2003                14.39        1.00        1.54           (.06)           (.02)    2.46         (.86)     (.13)   (.99)
=========================================================================================================================
                                                                   Total Returns
                                                               --------------------
                       Offering                                              Based
                      Costs and       Ending                                    on
                      Preferred       Common                    Based       Common
                          Share        Share         Ending        on    Share Net
                   Underwriting    Net Asset         Market    Market        Asset
                      Discounts        Value          Value     Value*       Value*
===================================================================================
NORTH CAROLINA
PREMIUM INCOME
(NNC)
-----------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                    $ --       $14.32         $12.65     (9.57)%       1.80%
2007                         --        14.36          14.30      (.78)        4.84
2006                         --        14.34          15.09     (6.84)         .87
2005                         --        15.16          17.20     17.79        10.52
2004                         --        14.55          15.40     (4.08)        (.40)
2003                         --        15.50          16.95     10.27        15.80

NORTH CAROLINA
DIVIDEND ADVANTAGE
(NRB)
-----------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                      --        14.79          14.09    (12.20)        2.49
2007                         --        14.78          16.44     (2.26)        4.98
2006                         --        14.87          17.70      8.03         1.93
2005                         --        15.46          17.25     21.19        11.53
2004                         --        14.72          15.05     (2.76)       (1.08)
2003                        .01        15.87          16.45     13.52        17.75
===================================================================================
                                                                Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets                 Ratios to Average Net Assets
                                         Applicable to Common Shares                  Applicable to Common Shares
                                         Before Credit/Reimbursement                  After Credit/Reimbursement**
                                  ------------------------------------------   ------------------------------------------
                        Ending
                           Net
                        Assets
                    Applicable        Expenses       Expenses          Net         Expenses       Expenses          Net   Portfolio
                     to Common       Including      Excluding   Investment        Including      Excluding   Investment    Turnover
                   Shares (000)   Interest++(a)  Interest++(a)      Income++   Interest++(a)  Interest++(a)      Income++      Rate
====================================================================================================================================
NORTH CAROLINA
PREMIUM INCOME
(NNC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                $90,959       1.41%****      1.25%****    5.86%****        1.38%****      1.22%****    5.89%****           4%
2007                    91,191       1.27           1.24         5.82             1.25           1.22         5.84               13
2006                    91,033       1.25           1.25         5.98             1.24           1.24         5.99               16
2005                    96,008       1.23           1.23         6.09             1.22           1.22         6.10               19
2004                    91,941       1.23           1.23         6.35             1.22           1.22         6.36               20
2003                    97,785       1.27           1.27         6.60             1.25           1.25         6.62               16

NORTH CAROLINA
DIVIDEND ADVANTAGE
(NRB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                 33,475       2.02***        1.29****     5.92****         1.69****        .96****     6.25****            2
2007                    33,409       1.68           1.29         5.82             1.31            .92         6.20               15
2006                    33,537       1.29           1.29         5.79              .84            .84         6.24                4
2005                    34,820       1.27           1.27         5.90              .81            .81         6.35               11
2004                    33,110       1.24           1.24         5.96              .78            .78         6.42               15
2003                    35,591       1.30           1.30         6.16              .83            .83         6.62               39
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount        Asset
              Outstanding         Value     Coverage  Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)  Per $1,000
===============================================================================
NORTH CAROLINA PREMIUM INCOME (NNC)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)           $46,800       $25,000      $73,589       $3,870      $36,597
2007               46,800        25,000       73,713        3,870       36,657
2006               46,800        25,000       73,629           --           --
2005               46,800        25,000       76,286           --           --
2004               46,800        25,000       74,114           --           --
2003               46,800        25,000       77,236           --           --

NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            17,000        25,000       74,228        6,350        8,949
2007               17,000        25,000       74,130        6,350        8,938
2006               17,000        25,000       74,319           --           --
2005               17,000        25,000       76,205           --           --
2004               17,000        25,000       73,692           --           --
2003               17,000        25,000       77,340           --           --
===============================================================================
* Per share Distributions from Capital Gains to Preferred Shareholders rounds to less than $.01 per share.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

**** Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended November 30, 2007.

                                See  accompanying notes to financial statements.


                                  72-73 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                              Investment Operations                               Less Distributions
                           --------------------------------------------------------------   -----------------------------
                                                   Distributions   Distributions
                                                        from Net            from                   Net
                Beginning                             Investment         Capital            Investment   Capital
                   Common                     Net      Income to        Gains to             Income to  Gains to
                    Share         Net   Realized/      Preferred       Preferred                Common    Common
                Net Asset  Investment  Unrealized         Share-          Share-                Share-    Share-
                    Value      Income  Gain (Loss)       holders+        holders+   Total      holders   holders   Total
=========================================================================================================================
NORTH CAROLINA
DIVIDEND
ADVANTAGE 2 (NNO)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            $14.76        $.45      $  .02          $(.12)           $ --    $ .35        $(.32)     $ --   $(.32)
2007                14.75         .91         .10           (.23)           (.01)     .77         (.71)     (.05)   (.76)
2006                15.55         .92        (.60)          (.17)           (.01)     .14         (.82)     (.12)   (.94)
2005                14.81         .94         .83           (.10)             --     1.67         (.86)     (.07)   (.93)
2004                15.98         .94       (1.17)          (.06)             --     (.29)        (.85)     (.03)   (.88)
2003                14.30         .94        1.78           (.07)           (.02)    2.63         (.82)     (.13)   (.95)

NORTH CAROLINA
DIVIDEND
ADVANTAGE 3 (NII)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)             14.38         .44        (.01)          (.11)             --      .32         (.33)       --    (.33)
2007                14.26         .89         .11           (.23)             --      .77         (.65)       --    (.65)
2006                14.78         .88        (.50)          (.18)             --      .20         (.72)       --    (.72)
2005                13.89         .89         .91           (.11)             --     1.69         (.80)       --    (.80)
2004                14.96         .90       (1.09)          (.07)             --     (.26)        (.80)     (.01)   (.81)
2003(c)             14.33         .49         .87           (.05)             --     1.31         (.47)       --    (.47)
=========================================================================================================================
                                                                  Total Returns
                                                              --------------------
                      Offering                                              Based
                     Costs and       Ending                                    on
                     Preferred       Common                    Based       Common
                         Share        Share         Ending        on    Share Net
                  Underwriting    Net Asset         Market    Market        Asset
                     Discounts        Value          Value     Value*       Value*
==================================================================================
NORTH CAROLINA
DIVIDEND
ADVANTAGE 2 (NNO)
----------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                   $ --       $14.79         $13.30    (12.21)%       2.43%
2007                        --        14.76          15.50      6.64         5.24
2006                        --        14.75          15.28      (.18)         .97
2005                        --        15.55          16.25     16.46        11.56
2004                        --        14.81          14.80     (1.94)       (1.83)
2003                        --        15.98          15.97     14.10        18.98

NORTH CAROLINA
DIVIDEND
ADVANTAGE 3 (NII)
----------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)                     --        14.37          13.21     (7.64)        2.25
2007                        --        14.38          14.64      6.23         5.48
2006                        --        14.26          14.42     (1.59)        1.41
2005                        --        14.78          15.40     18.78        12.39
2004                        --        13.89          13.68     (4.93)       (1.75)
2003(c)                   (.21)       14.96          15.20      4.56         7.86
==================================================================================
                                                            Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                Ratios to Average Net Assets
                                        Applicable to Common Shares                 Applicable to Common Shares
                                        Before Credit/Reimbursement                 After Credit/Reimbursement**
                               ------------------------------------------   -------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable       Expenses       Expenses          Net         Expenses        Expenses          Net     Portfolio
                   to Common      Including      Excluding   Investment        Including       Excluding   Investment      Turnover
                 Shares (000)  Interest++(a)  Interest++(a)      Income++   Interest++(a)   Interest++(a)      Income++        Rate
====================================================================================================================================
NORTH CAROLINA
DIVIDEND
ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)              $55,470       1.59%***       1.24%***     5.76%***         1.19%***         .84%***     6.16%***             4%
2007                  55,349       1.39           1.24         5.68              .96             .82         6.10                 9
2006                  55,251       1.24           1.24         5.62              .77             .77         6.09                 9
2005                  58,155       1.23           1.23         5.64              .77             .77         6.10                26
2004                  55,311       1.22           1.22         5.71              .77             .77         6.16                13
2003                  59,642       1.24           1.24         5.80              .76             .76         6.27                22

NORTH CAROLINA
DIVIDEND
ADVANTAGE 3 (NII)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)               56,518       1.77***        1.24***      5.66***          1.31***          .78***      6.12***              4
2007                  56,511       1.49           1.23         5.62             1.00             .74         6.11                12
2006                  56,049       1.23           1.23         5.58              .75             .75         6.07                 2
2005                  58,035       1.24           1.24         5.65              .76             .76         6.14                 8
2004                  54,482       1.22           1.22         5.75              .73             .73         6.23                14
2003(c)               58,653       1.18*          1.18*        4.61*             .71*            .71*        5.08*                3
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------  -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount        Asset
              Outstanding         Value     Coverage  Outstanding     Coverage
                    (000)     Per Share    Per Share         (000)  Per $1,000
===============================================================================
NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)           $28,000      $25,000       $74,527       $4,995      $17,711
2007               28,000       25,000        74,418        4,995       17,686
2006               28,000       25,000        74,332           --           --
2005               28,000       25,000        76,924           --           --
2004               28,000       25,000        74,385           --           --
2003               28,000       25,000        78,252           --           --

NORTH CAROLINA DIVIDEND ADVANTAGE 3 (NII)
-------------------------------------------------------------------------------
Year Ended 5/31:
2008(b)            28,000       25,000        75,463        7,680       12,005
2007               28,000       25,000        75,457        7,680       12,004
2006               28,000       25,000        75,044           --           --
2005               28,000       25,000        76,817           --           --
2004               28,000       25,000        73,644           --           --
2003(c)            28,000       25,000        77,369           --           --
===============================================================================
* Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period takes place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

***  Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended November 30, 2007.

(c) For the period September 25, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.


                                  74-75 spread

Annual Investment
Management Agreement
       Approval PROCESS


The Board Members are responsible for overseeing the performance of the investment adviser to the Funds and determining whether to continue the advisory arrangements. At the annual review meeting held on May 21, 2007 (the "May Meeting"), the Board Members of the Funds, including the Independent Board Members, unanimously approved the continuance of the Investment Management Agreement between each Fund (each, a "Fund") and Nuveen Asset Management ("NAM"). The foregoing Investment Management Agreements with NAM are hereafter referred to as the "Original Investment Management Agreements."

Subsequent to the May Meeting, Nuveen Investments, Inc. ("Nuveen"), the parent company of NAM, entered into a merger agreement providing for the acquisition of Nuveen by Windy City Investments, Inc., a corporation formed by investors led by Madison Dearborn Partners, LLC ("MDP"), a private equity investment firm (the "Transaction"). Each Original Investment Management Agreement, as required by
Section 15 of the Investment Company Act of 1940 (the "1940 Act"), provides for its automatic termination in the event of its "assignment" (as defined in the 1940 Act). Any change in control of the adviser is deemed to be an assignment. The consummation of the Transaction will result in a change of control of NAM as well as its affiliated sub-advisers and therefore cause the automatic termination of each Original Investment Management Agreement, as required by the 1940 Act. Accordingly, in anticipation of the Transaction, at a meeting held on July 31, 2007 (the "July Meeting"), the Board Members, including the Independent Board Members, unanimously approved new Investment Management Agreements (the "New Investment Management Agreements") with NAM on behalf of each Fund to take effect immediately after the Transaction or shareholder approval of the new advisory contracts, whichever is later. The 1940 Act also requires that each New Investment Management Agreement be approved by the respective Fund's shareholders in order for it to become effective. Accordingly, to ensure continuity of advisory services, the Board Members, including the Independent Board Members, unanimously approved Interim Investment Management Agreements to take effect upon the closing of the Transaction if shareholders have not yet approved the New Investment Management Agreements.

Because the information provided and considerations made at the annual review continue to be relevant with respect to the evaluation of the New Investment Management Agreements, the Board considered the foregoing as part of its deliberations of the New Investment Management Agreements. Accordingly, as indicated, the discussions immediately below outline the materials and information presented to the Board in connection with the Board's prior annual review and the analysis undertaken and the conclusions reached by Board Members when determining to continue the Original Investment Management Agreements.

I. APPROVAL OF THE ORIGINAL INVESTMENT MANAGEMENT AGREEMENTS

During the course of the year, the Board received a wide variety of materials relating to the services provided by NAM and the performance of the Funds. At each of its quarterly meetings, the Board reviewed investment performance and various matters relating to the operations of the Funds and other Nuveen funds, including the compliance program, shareholder services, valuation, custody, distribution and other information relating to the nature, extent and quality of services provided by NAM. Between the regularly scheduled quarterly meetings, the Board Members received information on particular matters as the need arose.

In preparation for their considerations at the May Meeting, the Independent Board Members received extensive materials, well in advance of the meeting, which outlined or are related to, among other things:

[]   the nature, extent and quality of services provided by NAM;

[] the organization and business operations of NAM, including the responsibilities of various departments and key personnel;


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

[] each Fund's past performance as well as the Fund's performance compared to funds with similar investment objectives based on data and information provided by an independent third party and to customized benchmarks;

[] the profitability of Nuveen and certain industry profitability analyses for unaffiliated advisers;

[]   the expenses of Nuveen in providing the various services;

[] the advisory fees and total expense ratios of each Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by an independent third party (the "Peer Universe") as well as compared to a subset of funds within the Peer Universe (the "Peer Group") of the respective Fund (as applicable);

[] the advisory fees NAM assesses to other types of investment products or clients;

[]   the soft dollar practices of NAM, if any; and

[] from independent legal counsel, a legal memorandum describing among other things, applicable laws, regulations and duties in reviewing and approving advisory contracts.

At the May Meeting, NAM made a presentation to, and responded to questions from, the Board. Prior to and after the presentations and reviewing the written materials, the Independent Board Members met privately with their legal counsel to review the Boardduties in reviewing advisory contracts and considering the renewal of the advisory contracts. The Independent Board Members, in consultation with independent counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission ("SEC") directives relating to the renewal of advisory contracts. As outlined in more detail below, the Board Members considered all factors they believed relevant with respect to each Fund, including, but not limited to, the following: (a) the nature, extent and quality of the services to be provided by NAM; (b) the investment performance of the Fund and NAM; (c) the costs of the services to be provided and profits to be realized by Nuveen and its affiliates; (d) the extent to which economies of scale would be realized; and (e) whether fee levels reflect those economies of scale for the benefit of the Fund's investors. In addition, as noted, the Board Members met regularly throughout the year to oversee the Funds. In evaluating the Original Investment Management Agreements, the Board Members also relied upon their knowledge of NAM, its services and the Funds resulting from their meetings and other interactions throughout the year. It is with this background that the Board Members considered each Original Investment Management Agreement.

A. NATURE, EXTENT AND QUALITY OF SERVICES

In considering the renewal of the Original Investment Management Agreements, the Board Members considered the nature, extent and quality of NAM's services. The Board Members reviewed materials outlining, among other things, Nuveen's organization and business; the types of services that NAM or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and, any initiatives Nuveen had taken for the municipal fund product line. As noted, at the annual review, the Board Members were already familiar with the organization, operations and personnel of NAM due to the Board Members' experience in governing the respective Funds and working with NAM on matters relating to the Funds. With respect to personnel, the Board Members recognized NAM's investment in additional qualified personnel throughout the various groups in the organization and recommended to NAM that it continue to review staffing needs as necessary. In addition, the Board Members reviewed materials describing the current status and, in particular, the developments in 2006 with respect to NAM's investment process, investment strategies (including additional tools used in executing such strategies), personnel (including portfolio management and research teams), trading process, hedging activities, risk management operations (e.g., reviewing credit quality, duration limits, and derivatives use, as applicable), and investment operations (such as enhancements to trading procedures, pricing procedures, and client services). The Board Members recognized NAM's investment of resources and efforts to continue to enhance and refine its investment process.

ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


In addition to advisory services, the Independent Board Members considered the quality of administrative and non-advisory services provided by NAM and noted that NAM and its affiliates provide the Funds with a wide variety of services and officers and other personnel as are necessary for the operations of the Funds, including:

[]   product management;

[]   fund administration;

[]   oversight by shareholder services and other fund service providers;

[]   administration of Board relations;

[]   regulatory and portfolio compliance; and

[]   legal support.

As the Funds operate in a highly regulated industry and given the importance of compliance, the Board Members considered, in particular, Nuveen's compliance activities for the Funds and enhancements thereto. In this regard, the Board Members recognized the quality of Nuveen's compliance team. The Board Members further noted Nuveen's negotiations with other service providers and the corresponding reduction in certain service providers' fees at the May Meeting.

In addition to the foregoing services, the Board Members also noted the additional services that NAM or its affiliates provide to Nuveen's closed-end funds, including, in particular, its secondary market support activities. The Board Members recognized Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include:

[]   maintaining shareholder communications;

[]   providing advertising for the Nuveen closed-end funds;

[]   maintaining its closed-end fund website;

[]   maintaining continual contact with financial advisers;

[]   providing educational symposia;

[] conducting research with investors and financial analysis regarding closed-end funds; and

[]   evaluating secondary market performance.

With respect to the Nuveen closed-end funds that utilize leverage through the issuance of preferred shares ("Preferred Shares"), the Board Members noted Nuveen's continued support for the holders of Preferred Shares by, among other things:

[]   maintaining an in-house trading desk;

[]   maintaining a product manager for the Preferred Shares;

[]   developing distribution for Preferred Shares with new market participants;

[]   maintaining an orderly auction process;

[]   managing leverage and risk management of leverage; and

[] maintaining systems necessary to test compliance with rating agency criteria.

Based on their review, the Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Original Investment Management Agreements were satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE FUNDS AND NAM

At the May Meeting, the Board considered the investment performance for each Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives (the "Performance Peer Group") based on data provided by an independent third party (as described below). The

Board Members also reviewed the respective Fund's portfolio level performance (which does not reflect fund level fees and expenses, and leverage) against customized benchmarks, described in further detail below.

In evaluating the performance information during the annual review at the May Meeting, in certain instances, the Board Members noted that the closest Performance Peer Group for a fund may not adequately reflect such fund's investment objectives and strategies, thereby limiting the usefulness of the comparisons of such fund's performance with that of the Performance Peer Group.

With respect to state-specific municipal funds, the Board Members also recognized that certain funds do not have a corresponding state-specific Performance Peer Group in which case their performance is measured against a more general municipal category for various states. With respect to municipal closed-end funds, funds that do not have corresponding state-specific Performance Peer Groups are from states other than New York, California, Florida, New Jersey, Michigan and Pennsylvania. However, with respect to funds based in Florida, New Jersey, Michigan and Pennsylvania, the peer group may be so small or the Nuveen funds may dominate the category to such an extent that performance information for such funds was also compared to the more general category for all states (other than New York and California).

The Board Members reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group for the one-, three- and five-year periods (as applicable) ending December 31, 2006. The Board Members also reviewed the Fund's portfolio level performance (which does not reflect fund level fees and expenses, and leverage) compared to customized portfolio level benchmarks for the one- and three-year periods ending December 31, 2006 (as applicable). The analysis was used to assess the efficacy of investment decisions against appropriate measures of risk and total return, within specific market segments. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings. Based on their review, the Board Members determined that each Fund's investment performance over time had been satisfactory, subject to the following. With respect to various municipal closed-end funds, the Board Members noted relative total return underperformance in recent years compared to peers. The Board Members reviewed materials and discussed with NAM the factors contributing to the shift in performance including, among other things, the degree of risk undertaken by peers compared to the municipal closed-end funds (such as through the increased use of leverage or taking concentrated positions in high risk credits). In addition, the Board Members also considered a fund's dividend performance and the extent of any secondary market discounts. The Board Members noted NAM's efforts to evaluate the factors affecting performance and determine whether modification to a fund's investment strategy is necessary or appropriate, and concluded that they were satisfied with the steps being taken.

C. FEES, EXPENSES AND PROFITABILITY

     1. FEES AND EXPENSES

     During the annual review, in evaluating the management fees and expenses of a Fund, the Board reviewed, among other things, the Fund's advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. In reviewing the fee schedule for a Fund, the Board Members considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain funds launched since 1999). The Board Members further reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and Peer Group had significant overlap or even consisted entirely of the same unaffiliated funds. In reviewing the comparisons of fee and expense information, the Board Members recognized that in certain cases, the fund size relative to peers, the small size and odd composition of the Peer Group (including differences in objectives and strategies), expense anomalies, timing of information used or other factors impacting the comparisons thereby limited some of the usefulness of the comparative data. The Board Members also considered the differences in the use of leverage. Based on their review of the fee and expense information provided, the Board Members determined that each Fund's net total expense ratio was within an acceptable range compared to peers.

ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


     2. COMPARISONS WITH THE FEES OF OTHER CLIENTS

     At the annual review, the Board Members further reviewed data comparing the advisory fees of NAM with fees NAM charges to other clients. With respect to municipal funds, such clients include NAM's municipal separately managed accounts. In general, the advisory fees charged for separate accounts are somewhat lower than the advisory fees assessed to the Funds. The Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. As described in further detail above, such additional services include, but are not limited to: product management, fund administration, oversight of third party service providers, administration of Board relations, and legal support. The Board Members noted that the Funds operate in a highly regulated industry requiring extensive compliance functions compared to other investment products. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Board Members believe such facts justify the different levels of fees.

     3. PROFITABILITY OF NUVEEN

     In conjunction with its review of fees, the Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers) and its financial condition. At the annual review, the Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last three years, the allocation methodology used in preparing the profitability data as well as the 2006 Annual Report for Nuveen. The Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Board Members noted the enhanced dialogue and information regarding profitability with NAM during the year, including more frequent meetings and updates from Nuveen's corporate finance group. The Board Members also reviewed data comparing Nuveen's profitability with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profit margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen.

     In reviewing profitability, the Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors, including the allocation of expenses. Further, the Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations.

Notwithstanding the foregoing, the Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. Last year, the Board Members also designated an Independent Board Member as a point person for the Board to review the methodology determinations during the year and any refinements thereto, which relevant information produced from such process was reported to the full Board. In reviewing profitability, the Board Members recognized Nuveen's increased investment in its fund business. Based on its review, the Board Members concluded that Nuveen's level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Board Members also considered other amounts paid to NAM by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits NAM may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Board Members determined that the advisory fees and expenses of the Funds were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

With respect to economies of scale, the Board Members recognized the potential benefits resulting from the costs of a Fund being spread over a larger asset base. To help ensure the shareholders share in these benefits, the Board Members reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees. In addition to advisory fee breakpoints, the Board also approved a complex-wide fee arrangement in 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Board Members noted that the last complex-wide asset level breakpoint for the complex-wide fee schedule was at $91 billion and that the Board Members anticipated further review and/or negotiations prior to the assets of the Nuveen complex reaching such threshold. Based on their review, the Board Members concluded that the breakpoint schedule and complex-wide fee arrangement were acceptable and desirable in providing benefits from economies of scale to shareholders, subject to further evaluation of the complex-wide fee schedule as assets in the complex increase. See Section II, Paragraph D - "Approval of the New Investment Management Agreements - Economies of Scale and Whether Fee Levels Reflect These Economies of Scale" for information regarding subsequent modifications to the complex-wide fee.

E. INDIRECT BENEFITS

In evaluating fees, the Board Members also considered any indirect benefits or profits NAM or its affiliates may receive as a result of its relationship with each Fund. With respect to closed-end funds, the Board Members considered the revenues received by affiliates of NAM for serving as agent at Nuveen's preferred trading desk and for serving as a co-manager in the initial public offering of new closed-end exchange traded funds.

In addition to the above, the Board Members considered whether NAM received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to NAM in managing the assets of the Funds and other clients. With respect to NAM, the Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating "commissions," NAM intends to comply with the applicable safe harbor provisions.

Based on their review, the Board Members concluded that any indirect benefits received by NAM as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. OTHER CONSIDERATIONS

The Board Members did not identify any single factor discussed previously as all-important or controlling in their considerations to continue an advisory contract. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Original Investment Management Agreements are fair and reasonable, that NAM's fees are reasonable in light of the services provided to each Fund and that the renewal of the Original Investment Management Agreements be approved.

II. APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENTS

Following the May Meeting, the Board Members were advised of the potential Transaction. As noted above, the completion of the Transaction would terminate each of the Original Investment Management Agreements. Accordingly, at the July Meeting, the Board of each Fund, including the Independent Board Members, unanimously approved the New Investment Management Agreements on behalf of the respective Funds. Leading up to the July Meeting, the Board Members had several meetings and deliberations with and without Nuveen management present, and with the advice of legal counsel, regarding the proposed Transaction as outlined below.

On June 8, 2007, the Board Members held a special telephonic meeting to discuss the proposed Transaction. At that meeting, the Board Members established a special ad hoc committee comprised solely of Independent Board Members to focus on the Transaction and to keep the Independent Board Members updated with developments regarding the Transaction. On June 15, 2007, the ad hoc committee discussed with representatives of NAM the Transaction and modifications to the complex-wide fee schedule that

ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


would generate additional fee savings at specified levels of complex-wide asset growth. Following the foregoing meetings and several subsequent telephonic conferences among Independent Board Members and independent counsel, and between Independent Board Members and representatives of Nuveen, the Board met on June 18, 2007 to further discuss the proposed Transaction. Immediately prior to and then again during the June 18, 2007 meeting, the Independent Board Members met privately with their independent legal counsel. At that meeting, the Board met with representatives of MDP, of Goldman Sachs, Nuveen's financial adviser in the Transaction, and of the Nuveen Board to discuss, among other things, the history and structure of MDP, the terms of the proposed Transaction (including the financing terms), and MDP's general plans and intentions with respect to Nuveen (including with respect to management, employees, and future growth prospects). On July 9, 2007, the Board also met to be updated on the Transaction as part of a special telephonic Board meeting. The Board Members were further updated at a special in-person Board meeting held on July 19, 2007 (one Independent Board Member participated telephonically). Subsequently, on July 27, 2007, the ad hoc committee held a telephonic conference with representatives of Nuveen and MDP to further discuss, among other things, the Transaction, the financing of the Transaction, retention and incentive plans for key employees, the effect of regulatory restrictions on transactions with affiliates after the Transaction, and current volatile market conditions and their impact on the Transaction.

In connection with their review of the New Investment Management Agreements, the Independent Board Members, through their independent legal counsel, also requested in writing and received additional information regarding the proposed Transaction and its impact on the provision of services by NAM and its affiliates.

The Independent Board Members received, well in advance of the July Meeting, materials which outlined, among other things:

[] the structure and terms of the Transaction, including MDP's co-investor entities and their expected ownership interests, and the financing arrangements that will exist for Nuveen following the closing of the Transaction;

[]   the strategic plan for Nuveen following the Transaction;

[]   the governance structure for Nuveen following the Transaction;

[] any anticipated changes in the operations of the Nuveen funds following the Transaction, including changes to NAM's and Nuveen's day-to-day management, infrastructure and ability to provide advisory, distribution or other applicable services to the Funds;

[] any changes to senior management or key personnel who work on Fund related matters (including portfolio management, investment oversight, and legal/compliance) and any retention or incentive arrangements for such persons;

[] any anticipated effect on each Fund's expense ratio (including advisory fees) following the Transaction;

[] any benefits or undue burdens imposed on the Funds as a result of the Transaction;

[]   any legal issues for the Funds as a result of the Transaction;

[] the nature, quality and extent of services expected to be provided to the Funds following the Transaction, changes to any existing services and policies affecting the Funds, and cost-cutting efforts, if any, that may impact such services or policies;

[] any conflicts of interest that may arise for Nuveen or MDP with respect to the Funds;

[] the costs associated with obtaining necessary shareholder approvals and who would bear those costs; and

[] from legal counsel, a memorandum describing the applicable laws, regulations and duties in approving advisory contracts, including, in particular, with respect to a change of control.

Immediately preceding the July Meeting, representatives of MDP met with the Board to further respond to questions regarding the Transaction. After the meeting with MDP, the Independent Board Members met with independent legal counsel in executive session. At the July Meeting, Nuveen also made a presentation and


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

responded to questions. Following the presentations and discussions of the materials presented to the Board, the Independent Board Members met again in executive session with their counsel. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to each Fund, including the impact that the Transaction could be expected to have on the following: (a) the nature, extent and quality of services to be provided; (b) the investment performance of the Funds; (c) the costs of the services and profits to be realized by Nuveen and its affiliates;
(d) the extent to which economies of scale would be realized; and (e) whether fee levels reflect those economies of scale for the benefit of investors. As noted above, the Board Members had completed their annual review of the respective Original Investment Management Agreements at the May Meeting and many of the factors considered at the annual review were applicable to their evaluation of the New Investment Management Agreements. Accordingly, in evaluating the New Investment Management Agreements, the Board Members relied upon their knowledge and experience with NAM and considered the information received and their evaluations and conclusions drawn at the annual review. While the Board reviewed many Nuveen funds at the July Meeting, the Independent Board Members evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

A. NATURE, EXTENT AND QUALITY OF SERVICES

In evaluating the nature, quality and extent of the services expected to be provided by NAM under the New Investment Management Agreements, the Independent Board Members considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of NAM; the potential implications of regulatory restrictions on the Funds following the Transaction; the ability of NAM and its affiliates to perform their duties after the Transaction; and any anticipated changes to the current investment and other practices of the Funds.

The Board noted that the terms of each New Investment Management Agreement, including the fees payable thereunder, are substantially identical to those of the Original Investment Management Agreement relating to the same Fund (with both reflecting reductions to fee levels in the complex-wide fee schedule for complex-wide assets in excess of $80 billion that have an effective date of August 20, 2007). The Board considered that the services to be provided and the standard of care under the New Investment Management Agreements are the same as the Original Investment Management Agreements. The Board Members further noted that key personnel who have responsibility for the Funds in each area, including portfolio management, investment oversight, fund management, fund operations, product management, legal/compliance and board support functions, are expected to be the same following the Transaction. The Board Members considered and are familiar with the qualifications, skills and experience of such personnel. The Board also considered certain information regarding anticipated retention or incentive plans designed to retain key personnel. Further, the Board Members noted that no changes to Nuveen's infrastructure or operations as a result of the Transaction were anticipated other than potential enhancements as a result of an expected increase in the level of investment in such infrastructure and personnel. The Board noted MDP's representations that it does not plan to have a direct role in the management of Nuveen, appointing new management personnel, or directly impacting individual staffing decisions. The Board Members also noted that there were not any planned "cost cutting" measures that could be expected to reduce the nature, extent or quality of services. After consideration of the foregoing, the Board Members concluded that no diminution in the nature, quality and extent of services provided to the Funds and their shareholders is expected.

In addition to the above, the Board Members considered potential changes in the operations of each Fund. In this regard, the Board Members considered the potential effect of regulatory restrictions on the Funds' transactions with future affiliated persons. During their deliberations, it was noted that, after the Transaction, a subsidiary of Merrill Lynch is expected to have an ownership interest in Nuveen at a level that will make Merrill Lynch an affiliated person of Nuveen. The Board Members recognized that applicable law would generally prohibit the Funds from engaging in securities transactions with Merrill Lynch as principal, and would also impose restrictions on using Merrill Lynch for agency transactions. They recognized that having MDP and Merrill Lynch as affiliates may restrict the Nuveen funds' ability to invest in securities of issuers controlled by MDP or issued by Merrill Lynch and its affiliates even if not bought directly from MDP or Merrill Lynch as principal. They also recognized that various regulations may require the Nuveen funds to apply investment limitations on a combined basis with affiliates of Merrill Lynch. The Board Members considered information provided by NAM regarding the potential impact on the Nuveen funds' operations as a result of

ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


these regulatory restrictions. The Board Members considered, in particular, the Nuveen funds that may be impacted most by the restricted access to Merrill Lynch, including: municipal funds (particularly certain state-specific funds), senior loan funds, taxable fixed income funds, preferred security funds and funds that heavily use derivatives. The Board Members considered such funds' historic use of Merrill Lynch as principal in their transactions and information provided by NAM regarding the expected impact resulting from Merrill Lynch's affiliation with Nuveen and available measures that could be taken to minimize such impact. NAM informed the Board Members that, although difficult to determine with certainty, its management did not believe that MDP's or Merrill Lynch's status as an affiliate of Nuveen would have a material adverse effect on any Nuveen fund's ability to pursue its investment objectives and policies.

In addition to the regulatory restrictions considered by the Board, the Board Members also considered potential conflicts of interest that could arise between the Nuveen funds and various parties to the Transaction and discussed possible ways of addressing such conflicts.

Based on its review along with its considerations regarding services at the annual review, the Board concluded that the Transaction was not expected to adversely affect the nature, quality or extent of services provided by NAM and that the expected nature, quality and extent of such services supported approval of the New Investment Management Agreements.

B. PERFORMANCE OF THE FUNDS

With respect to the performance of the Funds, the Board considered that the portfolio management personnel responsible for the management of the Funds' portfolios were expected to continue to manage the portfolios following the completion of the Transaction.

In addition, the Board Members recently reviewed Fund performance at the May Meeting, as described above, and determined that Fund performance was satisfactory or better, subject to the following. With respect to certain municipal closed-end funds with relative short-term underperformance, the Board Members concluded NAM was taking steps to evaluate the factors affecting performance and those steps would continue following the Transaction. Further, the investment policies and strategies were not expected to change as a result of the Transaction.

In light of the foregoing factors, along with the prior findings regarding performance at the annual review, the Board concluded that its findings with respect to performance supported approval of the New Investment Management Agreements.

C. FEES, EXPENSES AND PROFITABILITY

As described in more detail above, during the annual review, the Board Members considered, among other things, the management fees and expenses of the Funds, the breakpoint schedules, and comparisons of such fees and expenses with peers. At the annual review, the Board Members determined that the respective Fund's advisory fees and expenses were reasonable. In evaluating the costs of services to be provided by NAM under the New Investment Management Agreements and the profitability of Nuveen for its advisory activities, the Board Members considered their prior conclusions at the annual review and whether the management fees or other expenses would change as a result of the Transaction. As described above, the investment management fee is composed of two components--a fund-level component and complex-wide level component. The fee schedule under the New Investment Management Agreements to be paid to NAM is identical to that under the Original Investment Management Agreements, including the modified complex-wide fee schedule. As noted above, the Board recently approved a modified complex-wide fee schedule that would generate additional fee savings on complex-wide assets above $80 billion. The modifications have an effective date of August 20, 2007 and are part of the Original Investment Management Agreements. Accordingly, the terms of the complex-wide component under the New Investment Management Agreements are the same as under the Original Investment Management Agreements. The Board Members also noted that Nuveen has committed for a period of two years from the date of closing of the Transaction that it will not increase gross management fees for any Nuveen fund and will not reduce voluntary expense reimbursement levels for any Nuveen fund from their currently scheduled prospective levels. Based on the information provided, the Board Members did not expect that overall Fund expenses would increase as a result of the Transaction.

In addition, the Board Members considered that additional fund launches were anticipated after the Transaction which would result in an increase in total assets under management in the complex and a corresponding decrease in overall management fees under the complex-wide fee schedule. Taking into consideration the Board's prior evaluation of fees and expenses at the annual renewal, and the modification to the complex-wide fee schedule, the Board determined that the management fees and expenses were reasonable.

While it is difficult to predict with any degree of certainty the impact of the Transaction on Nuveen's profitability, at the recent annual review, the Board Members were satisfied that Nuveen's level of profitability for its advisory activities was reasonable. During the year, the Board Members had noted the enhanced dialogue regarding profitability and the appointment of an Independent Board Member as a point person to review methodology determinations and refinements in calculating profitability. Given their considerations at the annual review and the modifications to the complex-wide fee schedule, the Board Members were satisfied that Nuveen's level of profitability for its advisory activities continues to be reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

The Board Members have been cognizant of economies of scale and the potential benefits resulting from the costs of a Fund being spread over a larger asset base. To help ensure that shareholders share in the benefits derived from economies of scale, the Board adopted the complex-wide fee arrangement in 2004. At the May Meeting, the Board Members reviewed the complex-wide fee arrangements and noted that additional negotiations may be necessary or appropriate as the assets in the complex approached the $91 billion threshold. In light of this assessment coupled with the upcoming Transaction, at the June 15, 2007 meeting, the ad hoc committee met with representatives of Nuveen to further discuss modifications to the complex-wide fee schedule that would generate additional savings for shareholders as the assets of the complex grow. The proposed terms for the complex-wide fee schedule are expressed in terms of targeted cumulative savings at specified levels of complex-wide assets, rather than in terms of targeted marginal complex-wide fee rates. Under the modified schedule, the schedule would generate additional fee savings beginning at complex-wide assets of $80 billion in order to achieve targeted cumulative annual savings at $91 billion of $28 million on a complex-wide level (approximately $0.6 million higher than those generated under the then current schedule) and generate additional fee savings for asset growth above complex-wide assets of $91 billion in order to achieve targeted annual savings at $125 billion of assets of approximately $50 million on a complex-wide level (approximately $2.2 million higher annually than that generated under the then current schedule). At the July Meeting, the Board approved the modified complex-wide fee schedule for the Original Investment Management Agreements and these same terms will apply to the New Investment Management Agreements. Accordingly, the Board Members believe that the breakpoint schedules and revised complex-wide fee schedule are appropriate and desirable in ensuring that shareholders participate in the benefits derived from economies of scale.

E. INDIRECT BENEFITS

During their recent annual review, the Board Members considered any indirect benefits that NAM may receive as a result of its relationship with the Funds, as described above. As the policies and operations of Nuveen are not anticipated to change significantly after the Transaction, such indirect benefits should remain after the Transaction. The Board Members further considered any additional indirect benefits to be received by NAM or its affiliates after the Transaction. The Board Members noted that other than benefits from its ownership interest in Nuveen and indirect benefits from fee revenues paid by the Funds under the management agreements and other Board-approved relationships, it was currently not expected that MDP or its affiliates would derive any benefit from the Funds as a result of the Transaction or transact any business with or on behalf of the Funds (other than perhaps potential Fund acquisitions, in secondary market transactions, of securities issued by MDP portfolio companies); or that Merrill Lynch or its affiliates would derive any benefits from the Funds as a result of the Transaction (noting that, indeed, Merrill Lynch would stand to experience the discontinuation of principal transaction activity with the Nuveen funds and likely would experience a noticeable reduction in the volume of agency transactions with the Nuveen funds).

ANNUAL INVESTMENT MANAGEMENT AGREEMENT
APPROVAL PROCESS (continued)


F. OTHER CONSIDERATIONS

In addition to the factors above, the Board Members also considered the following with respect to the Funds:

[]   Nuveen would rely on the provisions of Section 15(f) of the 1940 Act.
     Section 15(f) provides, in substance, that when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as (i) during the three-year period following the consummation of a transaction, at least 75% of the investment company's board of directors must not be "interested persons" (as defined in the 1940
     Act) of the investment adviser or predecessor adviser and (ii) an "unfair burden" (as defined in the 1940 Act, including any interpretations or no-action letters of the SEC) must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understanding applicable thereto. In this regard, to help ensure that an unfair burden is not imposed on the Nuveen funds, Nuveen has committed for a period of two years from the date of the closing of the Transaction (i) not to increase gross management fees for any Nuveen fund; (ii) not to reduce voluntary expense reimbursement levels for any Nuveen fund from their currently scheduled prospective levels during that period; (iii) that no Nuveen fund whose portfolio is managed by a Nuveen affiliate shall use Merrill Lynch as a broker with respect to portfolio transactions done on an agency basis, except as may be approved in the future by the Compliance Committee of the Board; and (iv) that NAM shall not cause the Funds and other municipal funds that NAM manages, as a whole, to enter into portfolio transactions with or through the other minority owners of Nuveen, on either a principal or an agency basis, to a significantly greater extent than both what one would expect an investment team to use such firm in the normal course of business, and what NAM has historically done, without prior Board or Compliance Committee approval (excluding the impact of proportionally increasing the use of such other "minority owners" to fill the void necessitated by not being able to use Merrill Lynch).

[] The Funds would not incur any costs in seeking the necessary shareholder approvals for the New Investment Management Agreements (except for any costs attributed to seeking shareholder approvals of Fund specific matters unrelated to the Transaction, such as approval of Board Members, in which case a portion of such costs will be borne by the applicable Funds).

[]   The reputation, financial strength and resources of MDP.

[] The long-term investment philosophy of MDP and anticipated plans to grow Nuveen's business to the benefit of the Nuveen funds.

[]   The benefits to the Nuveen funds as a result of the Transaction including:
     (i) as a private company, Nuveen may have more flexibility in making additional investments in its business; (ii) as a private company, Nuveen may be better able to structure compensation packages to attract and retain talented personnel; (iii) as certain of Nuveen's distribution partners are expected to be equity or debt investors in Nuveen, Nuveen may be able to take advantage of new or enhanced distribution arrangements with such partners; and (iv) MDP's experience, capabilities and resources that may help Nuveen identify and acquire investment teams or firms and finance such acquisitions.

[] The historic premium and discount levels at which the shares of the Nuveen funds have traded at specified dates with particular focus on the premiums and discounts after the announcement of the Transaction, taking into consideration recent volatile market conditions and steps or initiatives considered or undertaken by NAM to address discount levels.

G. CONCLUSION

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the New Investment Management Agreements are fair and reasonable, that the fees therein are reasonable in light of the services to be provided to each Fund and that the New Investment Management Agreements should be approved and recommended to shareholders.

III. APPROVAL OF INTERIM CONTRACTS

As noted above, at the July Meeting, the Board Members, including the Independent Board Members, unanimously approved the Interim Investment Management Agreements. If necessary to assure continuity of advisory services, the Interim Investment Management Agreements will take effect upon the closing of the Transaction if shareholders have not yet approved the New Investment Management Agreements. The terms of each Interim Investment Management Agreement are substantially identical to those of the corresponding Original Investment Management Agreement and New Investment Management Agreement, respectively, except for certain term and escrow provisions. In light of the foregoing, the Board Members, including the Independent Board Members, unanimously determined that the scope and quality of services to be provided to the Funds under the respective Interim Investment Management Agreement are at least equivalent to the scope and quality of services provided under the applicable Original Investment Management Agreement.

Reinvest Automatically
 EASILY and CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT


[] AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

[] AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

[] INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

[] LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

[] MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

[] NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

[] TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

[] ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Other Useful INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Investment Policy Changes

In May 2007, the Funds' Board of Trustees voted to permit the Funds' to make loans from Fund assets to certain bond issuers. The amounts of these loans are subject to strict limits. This policy is designed to enhance the Funds' ability to meet their Funds'investment objectives by providing for increased portfolio management flexibility, greater diversification potential, and opportunities for increased capital appreciation over time.


Board of Trustees
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-------------------

SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.


We offer many different investing solutions for our clients' different needs.

Managing $170 billion in assets, as of September 30, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.


Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


Learn more about Nuveen Funds at:       www.nuveen.com/etf

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                                                                     ESA-C-1107D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen North Carolina Premium Income Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: February 8, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 8, 2008
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 8, 2008
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.